Derivatives and Hedging	12 Months Ended
Dec. 31, 2015
Derivatives and Hedging
DERIVATIVES AND HEDGING

The disclosures in this note apply to all Registrants unless indicated otherwise.

OBJECTIVES FOR UTILIZATION OF DERIVATIVE INSTRUMENTS

AEPSC is agent for and transacts on behalf of AEP subsidiaries, including the Registrant Subsidiaries. AEPEP is agent for and transacts on behalf of other AEP subsidiaries.

The Registrants are exposed to certain market risks as major power producers and participants in the electricity, capacity, natural gas, coal and emission allowance markets.  These risks include commodity price risks which may be subject to capacity risk, interest rate risk, credit risk and, to a lesser extent, foreign currency exchange risk.  These risks represent the risk of loss that may impact the Registrants due to changes in the underlying market prices or rates.  Management utilizes derivative instruments to manage these risks.

STRATEGIES FOR UTILIZATION OF DERIVATIVE INSTRUMENTS TO ACHIEVE OBJECTIVES

Risk Management Strategies

The strategy surrounding the use of derivative instruments primarily focuses on managing risk exposures, future cash flows and creating value utilizing both economic and formal hedging strategies.  The risk management strategies also include the use of derivative instruments for trading purposes which focus on seizing market opportunities to create value driven by expected changes in the market prices of the commodities.  To accomplish these objectives, the Registrants primarily employ risk management contracts including physical and financial forward purchase-and-sale contracts and, to a lesser extent, OTC swaps and options.  Not all risk management contracts meet the definition of a derivative under the accounting guidance for “Derivatives and Hedging.”  Derivative risk management contracts elected normal under the normal purchases and normal sales scope exception are not subject to the requirements of this accounting guidance.

The Registrants utilize power, capacity, coal, natural gas, interest rate and, to a lesser extent, heating oil, gasoline and other commodity contracts to manage the risk associated with the energy business.  The Registrants utilize interest rate derivative contracts in order to manage the interest rate exposure associated with the commodity portfolio.  For disclosure purposes, such risks are grouped as “Commodity,” as these risks are related to energy risk management activities.  The Registrants also utilize derivative contracts to manage interest rate risk associated with debt financing and foreign currency risk associated with future purchase obligations denominated in foreign currencies.  For disclosure purposes, these risks are grouped as “Interest Rate and Foreign Currency.”  The amount of risk taken is determined by the Commercial Operations, Energy Supply and Finance groups in accordance with established risk management policies as approved by the Finance Committee of the Board of Directors.

The following tables represent the gross notional volume of the Registrants’ outstanding derivative contracts as of December 31, 2015 and 2014:

Notional Volume of Derivative Instruments
December 31, 2015

Primary Risk Exposure	Unit of Measure	AEP	APCo	I&M	OPCo	PSO	SWEPCo
		(in millions)
Commodity:
Power	MWhs	317.8	40.9	22.8	13.3	11.3	14.0
Coal	Tons	4.4	—	1.6	—	—	2.8
Natural Gas	MMBtus	38.2	0.3	0.2	—	0.2	0.2
Heating Oil and Gasoline	Gallons	7.4	1.4	0.7	1.6	0.8	0.9
Interest Rate	USD	$113.5	$2.4	$1.6	$—	$—	$—

Interest Rate and Foreign Currency	USD	$560.3	$—	$—	$—	$—	$—

Notional Volume of Derivative Instruments
December 31, 2014

Primary Risk Exposure	Unit of Measure	AEP	APCo	I&M	OPCo	PSO	SWEPCo
		(in millions)
Commodity:
Power	MWhs	333.7	32.5	23.8	20.3	16.8	20.5
Coal	Tons	3.1	0.3	0.5	—	—	1.5
Natural Gas	MMBtus	105.9	0.4	0.3	—	—	—
Heating Oil and Gasoline	Gallons	5.5	1.1	0.5	1.1	0.6	0.7
Interest Rate	USD	$152.0	$5.1	$3.5	$—	$—	$—

Interest Rate and Foreign Currency	USD	$815.2	$—	$—	$—	$—	$—

Fair Value Hedging Strategies (Applies to AEP)

Parent enters into interest rate derivative transactions as part of an overall strategy to manage the mix of fixed-rate and floating-rate debt.  Certain interest rate derivative transactions effectively modify exposure to interest rate risk by converting a portion of fixed-rate debt to a floating rate.  Provided specific criteria are met, these interest rate derivatives are designated as fair value hedges.

Cash Flow Hedging Strategies

The Registrants utilize cash flow hedges on certain derivative transactions for the purchase and sale of power (“Commodity”) in order to manage the variable price risk related to forecasted purchases and sales.  Management monitors the potential impacts of commodity price changes and, where appropriate, enters into derivative transactions to protect profit margins for a portion of future electricity sales and purchases.  The Registrants do not hedge all commodity price risk.

The Registrants’ vehicle fleet is exposed to gasoline and diesel fuel price volatility.  The Registrants utilize financial heating oil and gasoline derivative contracts in order to mitigate price risk of future fuel purchases.  Cash flow hedge accounting for these derivative contracts was discontinued effective March 31, 2014. The Registrants do not hedge all fuel price risk.

The Registrants utilize a variety of interest rate derivative transactions in order to manage interest rate risk exposure.  The Registrants also utilize interest rate derivative contracts to manage interest rate exposure related to future borrowings of fixed-rate debt.  The Registrants do not hedge all interest rate exposure.

At times, the Registrants are exposed to foreign currency exchange rate risks primarily when some fixed assets are purchased from foreign suppliers.  In accordance with AEP’s risk management policy, the Registrants may utilize foreign currency derivative transactions to protect against the risk of increased cash outflows resulting from a foreign currency’s appreciation against the dollar.  The Registrants do not hedge all foreign currency exposure.

ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND THE IMPACT ON THE FINANCIAL STATEMENTS

The accounting guidance for “Derivatives and Hedging” requires recognition of all qualifying derivative instruments as either assets or liabilities on the balance sheets at fair value.  The fair values of derivative instruments accounted for using MTM accounting or hedge accounting are based on exchange prices and broker quotes.  If a quoted market price is not available, the estimate of fair value is based on the best information available including valuation models that estimate future energy prices based on existing market and broker quotes, supply and demand market data and assumptions.  In order to determine the relevant fair values of the derivative instruments, the Registrants apply valuation adjustments for discounting, liquidity and credit quality.

Credit risk is the risk that a counterparty will fail to perform on the contract or fail to pay amounts due.  Liquidity risk represents the risk that imperfections in the market will cause the price to vary from estimated fair value based upon prevailing market supply and demand conditions.  Since energy markets are imperfect and volatile, there are inherent risks related to the underlying assumptions in models used to fair value risk management contracts.  Unforeseen events may cause reasonable price curves to differ from actual price curves throughout a contract’s term and at the time a contract settles.  Consequently, there could be significant adverse or favorable effects on future net income and cash flows if market prices are not consistent with management’s estimates of current market consensus for forward prices in the current period.  This is particularly true for longer term contracts.  Cash flows may vary based on market conditions, margin requirements and the timing of settlement of risk management contracts.

According to the accounting guidance for “Derivatives and Hedging,” the Registrants reflect the fair values of derivative instruments subject to netting agreements with the same counterparty net of related cash collateral.  For certain risk management contracts, the Registrants are required to post or receive cash collateral based on third party contractual agreements and risk profiles.  For the December 31, 2015 and 2014 balance sheets, the Registrants netted cash collateral received from third parties against short-term and long-term risk management assets and cash collateral paid to third parties against short-term and long-term risk management liabilities as follows:

	December 31,
	2015		2014
Company	Cash Collateral Received Netted Against Risk Management Assets	Cash Collateral Paid Netted Against Risk Management Liabilities	Cash Collateral Received Netted Against Risk Management Assets	Cash Collateral Paid Netted Against Risk Management Liabilities
	(in millions)
AEP	$5.8	$44.4	$3.5	$35.2
APCo	—	3.1	0.1	0.1
I&M	—	0.6	0.2	—
OPCo	—	0.5	—	0.1
PSO	—	0.3	—	0.1
SWEPCo	—	0.3	—	0.1

The following tables represent the gross fair value of the Registrants’ derivative activity on the balance sheets as of December 31, 2015 and 2014:

AEP

Fair Value of Derivative Instruments
December 31, 2015

	Risk Management Contracts	Hedging Contracts		Gross Amounts of Risk Management Assets/ Liabilities Recognized	Gross Amounts Offset in the Statement of Financial Position (b)	Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position (c)
Balance Sheet Location	Commodity (a)	Commodity (a)	Interest Rate and Foreign Currency (a)
	(in millions)
Current Risk Management Assets	$368.8	$8.2	$0.1	$377.1	$(242.7)	$134.4
Long-term Risk Management Assets	364.8	11.7	—	376.5	(54.7)	321.8
Total Assets	733.6	19.9	0.1	753.6	(297.4)	456.2

Current Risk Management Liabilities	347.0	9.1	0.3	356.4	(269.3)	87.1
Long-term Risk Management Liabilities	223.3	19.3	3.2	245.8	(66.7)	179.1
Total Liabilities	570.3	28.4	3.5	602.2	(336.0)	266.2

Total MTM Derivative Contract Net Assets (Liabilities)	$163.3	$(8.5)	$(3.4)	$151.4	$38.6	$190.0

AEP

Fair Value of Derivative Instruments
December 31, 2014

	Risk Management Contracts	Hedging Contracts		Gross Amounts of Risk Management Assets/ Liabilities Recognized	Gross Amounts Offset in the Statement of Financial Position (b)	Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position (c)
Balance Sheet Location	Commodity (a)	Commodity (a)	Interest Rate and Foreign Currency (a)
	(in millions)
Current Risk Management Assets	$392.6	$30.0	$2.6	$425.2	$(247.3)	$177.9
Long-term Risk Management Assets	366.7	3.8	—	370.5	(76.3)	294.2
Total Assets	759.3	33.8	2.6	795.7	(323.6)	472.1

Current Risk Management Liabilities	328.6	23.4	0.7	352.7	(261.1)	91.6
Long-term Risk Management Liabilities	208.0	7.9	9.2	225.1	(94.2)	130.9
Total Liabilities	536.6	31.3	9.9	577.8	(355.3)	222.5

Total MTM Derivative Contract Net Assets (Liabilities)	$222.7	$2.5	$(7.3)	$217.9	$31.7	$249.6

(a)
Derivative instruments within these categories are reported gross.  These instruments are subject to master netting agreements and are presented on the balance sheets on a net basis in accordance with the accounting guidance for “Derivatives and Hedging.”

(b)	Amounts primarily include counterparty netting of risk management and hedging contracts and associated cash collateral in accordance with the accounting guidance for “Derivatives and Hedging.”

(c)	There are no derivative contracts subject to a master netting arrangement or similar agreement which are not offset in the statement of financial position.

APCo

Fair Value of Derivative Instruments
December 31, 2015

	Risk Management Contracts	Hedging Contracts		Gross Amounts of Risk Management Assets/ Liabilities Recognized	Gross Amounts Offset in the Statement of Financial Position (b)	Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position (c)
Balance Sheet Location	Commodity (a)	Commodity (a)	Interest Rate and Foreign Currency (a)
	(in millions)
Current Risk Management Assets - Nonaffiliated and Affiliated	$25.9	$—	$—	$25.9	$(10.3)	$15.6
Long-term Risk Management Assets - Nonaffiliated	0.3	—	—	0.3	(0.2)	0.1
Total Assets	26.2	—	—	26.2	(10.5)	15.7

Current Risk Management Liabilities - Nonaffiliated	18.1	—	—	18.1	(13.3)	4.8
Long-term Risk Management Liabilities - Nonaffiliated	0.3	—	—	0.3	(0.2)	0.1
Total Liabilities	18.4	—	—	18.4	(13.5)	4.9

Total MTM Derivative Contract Net Assets (Liabilities)	$7.8	$—	$—	$7.8	$3.0	$10.8

APCo

Fair Value of Derivative Instruments
December 31, 2014

	Risk Management Contracts	Hedging Contracts		Gross Amounts of Risk Management Assets/ Liabilities Recognized	Gross Amounts Offset in the Statement of Financial Position (b)	Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position (c)
Balance Sheet Location	Commodity (a)	Commodity (a)	Interest Rate and Foreign Currency (a)
	(in millions)
Current Risk Management Assets - Nonaffiliated	$32.9	$—	$—	$32.9	$(9.1)	$23.8
Long-term Risk Management Assets - Nonaffiliated	5.2	—	—	5.2	(0.3)	4.9
Total Assets	38.1	—	—	38.1	(9.4)	28.7

Current Risk Management Liabilities - Nonaffiliated	20.2	—	—	20.2	(9.2)	11.0
Long-term Risk Management Liabilities - Nonaffiliated	2.3	—	—	2.3	(0.2)	2.1
Total Liabilities	22.5	—	—	22.5	(9.4)	13.1

Total MTM Derivative Contract Net Assets (Liabilities)	$15.6	$—	$—	$15.6	$—	$15.6

(a)
Derivative instruments within these categories are reported gross.  These instruments are subject to master netting agreements and are presented on the balance sheets on a net basis in accordance with the accounting guidance for “Derivatives and Hedging.”

(b)	Amounts include counterparty netting of risk management and hedging contracts and associated cash collateral in accordance with the accounting guidance for “Derivatives and Hedging.”

(c)	There are no derivative contracts subject to a master netting arrangement or similar agreement which are not offset in the statement of financial position.
I&M

Fair Value of Derivative Instruments
December 31, 2015

	Risk Management Contracts	Hedging Contracts		Gross Amounts of Risk Management Assets/ Liabilities Recognized	Gross Amounts Offset in the Statement of Financial Position (b)	Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position (c)
Balance Sheet Location	Commodity (a)	Commodity (a)	Interest Rate and Foreign Currency (a)
	(in millions)
Current Risk Management Assets - Nonaffiliated and Affiliated	$22.8	$—	$—	$22.8	$(10.5)	$12.3
Long-term Risk Management Assets - Nonaffiliated	0.6	—	—	0.6	(0.6)	—
Total Assets	23.4	—	—	23.4	(11.1)	12.3

Current Risk Management Liabilities - Nonaffiliated	17.0	—	—	17.0	(10.7)	6.3
Long-term Risk Management Liabilities - Nonaffiliated	2.6	—	—	2.6	(1.0)	1.6
Total Liabilities	19.6	—	—	19.6	(11.7)	7.9

Total MTM Derivative Contract Net Assets (Liabilities)	$3.8	$—	$—	$3.8	$0.6	$4.4

I&M

Fair Value of Derivative Instruments
December 31, 2014

	Risk Management Contracts	Hedging Contracts		Gross Amounts of Risk Management Assets/ Liabilities Recognized	Gross Amounts Offset in the Statement of Financial Position (b)	Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position (c)
Balance Sheet Location	Commodity (a)	Commodity (a)	Interest Rate and Foreign Currency (a)
	(in millions)
Current Risk Management Assets - Nonaffiliated	$28.5	$—	$—	$28.5	$(6.2)	$22.3
Long-term Risk Management Assets - Nonaffiliated	3.5	—	—	3.5	(0.2)	3.3
Total Assets	32.0	—	—	32.0	(6.4)	25.6

Current Risk Management Liabilities - Nonaffiliated	11.3	—	—	11.3	(6.1)	5.2
Long-term Risk Management Liabilities - Nonaffiliated	1.6	—	—	1.6	(0.2)	1.4
Total Liabilities	12.9	—	—	12.9	(6.3)	6.6

Total MTM Derivative Contract Net Assets (Liabilities)	$19.1	$—	$—	$19.1	$(0.1)	$19.0

(a)
Derivative instruments within these categories are reported gross.  These instruments are subject to master netting agreements and are presented on the balance sheets on a net basis in accordance with the accounting guidance for “Derivatives and Hedging.”

(b)	Amounts include counterparty netting of risk management and hedging contracts and associated cash collateral in accordance with the accounting guidance for “Derivatives and Hedging.”

(c)	There are no derivative contracts subject to a master netting arrangement or similar agreement which are not offset in the statement of financial position.

OPCo

Fair Value of Derivative Instruments
December 31, 2015

	Risk Management Contracts	Hedging Contracts		Gross Amounts of Risk Management Assets/ Liabilities Recognized	Gross Amounts Offset in the Statement of Financial Position (b)	Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position (c)
Balance Sheet Location	Commodity (a)	Commodity (a)	Interest Rate and Foreign Currency (a)
	(in millions)
Current Risk Management Assets	$—	$—	$—	$—	$—	$—
Long-term Risk Management Assets	19.2	—	—	19.2	—	19.2
Total Assets	19.2	—	—	19.2	—	19.2

Current Risk Management Liabilities	4.1	—	—	4.1	(0.5)	3.6
Long-term Risk Management Liabilities	—	—	—	—	—	—
Total Liabilities	4.1	—	—	4.1	(0.5)	3.6

Total MTM Derivative Contract Net Assets (Liabilities)	$15.1	$—	$—	$15.1	$0.5	$15.6

OPCo

Fair Value of Derivative Instruments
December 31, 2014

	Risk Management Contracts	Hedging Contracts		Gross Amounts of Risk Management Assets/ Liabilities Recognized	Gross Amounts Offset in the Statement of Financial Position (b)	Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position (c)
Balance Sheet Location	Commodity (a)	Commodity (a)	Interest Rate and Foreign Currency (a)
	(in millions)
Current Risk Management Assets	$7.2	$—	$—	$7.2	$—	$7.2
Long-term Risk Management Assets	45.1	—	—	45.1	—	45.1
Total Assets	52.3	—	—	52.3	—	52.3

Current Risk Management Liabilities	2.0	—	—	2.0	(0.1)	1.9
Long-term Risk Management Liabilities	3.0	—	—	3.0	—	3.0
Total Liabilities	5.0	—	—	5.0	(0.1)	4.9

Total MTM Derivative Contract Net Assets (Liabilities)	$47.3	$—	$—	$47.3	$0.1	$47.4

(a)
Derivative instruments within these categories are reported gross.  These instruments are subject to master netting agreements and are presented on the balance sheets on a net basis in accordance with the accounting guidance for “Derivatives and Hedging.”

(b)	Amounts include counterparty netting of risk management and hedging contracts and associated cash collateral in accordance with the accounting guidance for “Derivatives and Hedging.”

(c)	There are no derivative contracts subject to a master netting arrangement or similar agreement which are not offset in the statement of financial position.

PSO

Fair Value of Derivative Instruments
December 31, 2015

	Risk Management Contracts	Hedging Contracts		Gross Amounts of Risk Management Assets/ Liabilities Recognized	Gross Amounts Offset in the Statement of Financial Position (b)	Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position (c)
Balance Sheet Location	Commodity (a)	Commodity (a)	Interest Rate and Foreign Currency (a)
	(in millions)
Current Risk Management Assets	$0.6	$—	$—	$0.6	$—	$0.6
Long-term Risk Management Assets	—	—	—	—	—	—
Total Assets	0.6	—	—	0.6	—	0.6

Current Risk Management Liabilities	0.5	—	—	0.5	(0.3)	0.2
Long-term Risk Management Liabilities	—	—	—	—	—	—
Total Liabilities	0.5	—	—	0.5	(0.3)	0.2

Total MTM Derivative Contract Net Assets (Liabilities)	$0.1	$—	$—	$0.1	$0.3	$0.4

PSO

Fair Value of Derivative Instruments
December 31, 2014

	Risk Management Contracts	Hedging Contracts		Gross Amounts of Risk Management Assets/ Liabilities Recognized	Gross Amounts Offset in the Statement of Financial Position (b)	Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position (c)
Balance Sheet Location	Commodity (a)	Commodity (a)	Interest Rate and Foreign Currency (a)
	(in millions)
Current Risk Management Assets	$0.4	$—	$—	$0.4	$(0.4)	$—
Long-term Risk Management Assets	—	—	—	—	—	—
Total Assets	0.4	—	—	0.4	(0.4)	—

Current Risk Management Liabilities	1.3	—	—	1.3	(0.4)	0.9
Long-term Risk Management Liabilities	—	—	—	—	—	—
Total Liabilities	1.3	—	—	1.3	(0.4)	0.9

Total MTM Derivative Contract Net Assets (Liabilities)	$(0.9)	$—	$—	$(0.9)	$—	$(0.9)

(a)
Derivative instruments within these categories are reported gross.  These instruments are subject to master netting agreements and are presented on the balance sheets on a net basis in accordance with the accounting guidance for “Derivatives and Hedging.”

(b)	Amounts include counterparty netting of risk management and hedging contracts and associated cash collateral in accordance with the accounting guidance for “Derivatives and Hedging.”

(c)	There are no derivative contracts subject to a master netting arrangement or similar agreement which are not offset in the statement of financial position.

SWEPCo

Fair Value of Derivative Instruments
December 31, 2015

	Risk Management Contracts	Hedging Contracts		Gross Amounts of Risk Management Assets/ Liabilities Recognized	Gross Amounts Offset in the Statement of Financial Position (b)	Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position (c)
Balance Sheet Location	Commodity (a)	Commodity (a)	Interest Rate and Foreign Currency (a)
	(in millions)
Current Risk Management Assets	$0.8	$—	$—	$0.8	$—	$0.8
Long-term Risk Management Assets	—	—	—	—	—	—
Total Assets	0.8	—	—	0.8	—	0.8

Current Risk Management Liabilities	3.4	—	—	3.4	(0.3)	3.1
Long-term Risk Management Liabilities	2.1	—	—	2.1	—	2.1
Total Liabilities	5.5	—	—	5.5	(0.3)	5.2

Total MTM Derivative Contract Net Assets (Liabilities)	$(4.7)	$—	$—	$(4.7)	$0.3	$(4.4)

SWEPCo

Fair Value of Derivative Instruments
December 31, 2014

	Risk Management Contracts	Hedging Contracts		Gross Amounts of Risk Management Assets/ Liabilities Recognized	Gross Amounts Offset in the Statement of Financial Position (b)	Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position (c)
Balance Sheet Location	Commodity (a)	Commodity (a)	Interest Rate and Foreign Currency (a)
	(in millions)
Current Risk Management Assets	$0.5	$—	$—	$0.5	$(0.5)	$—
Long-term Risk Management Assets	—	—	—	—	—	—
Total Assets	0.5	—	—	0.5	(0.5)	—

Current Risk Management Liabilities	1.6	—	—	1.6	(0.5)	1.1
Long-term Risk Management Liabilities	—	—	—	—	—	—
Total Liabilities	1.6	—	—	1.6	(0.5)	1.1

Total MTM Derivative Contract Net Assets (Liabilities)	$(1.1)	$—	$—	$(1.1)	$—	$(1.1)

(a)
Derivative instruments within these categories are reported gross.  These instruments are subject to master netting agreements and are presented on the balance sheets on a net basis in accordance with the accounting guidance for “Derivatives and Hedging.”

(b)	Amounts include counterparty netting of risk management and hedging contracts and associated cash collateral in accordance with the accounting guidance for “Derivatives and Hedging.”

(c)	There are no derivative contracts subject to a master netting arrangement or similar agreement which are not offset in the statement of financial position.

The tables below present the Registrants’ activity of derivative risk management contracts for the years ended December 31, 2015, 2014 and 2013:

Amount of Gain (Loss) Recognized on
Risk Management Contracts
 Year Ended December 31, 2015

Location of Gain (Loss)	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Vertically Integrated Utilities Revenues	$6.7	$—	$—	$—	$—	$—
Transmission and Distribution Utilities Revenues	(4.3)	—	—	—	—	—
Generation & Marketing Revenues	54.9	—	—	—	—	—
Electric Generation, Transmission and Distribution Revenues	—	1.1	3.3	(4.3)	—	—
Sales to AEP Affiliates	—	2.4	8.2	—	—	—
Purchased Electricity for Resale	6.4	2.0	0.4	—	—	—
Other Operation Expense	(3.3)	(0.4)	(0.4)	(0.6)	(0.4)	(0.5)
Maintenance Expense	(3.3)	(0.7)	(0.4)	(0.5)	(0.4)	(0.4)
Regulatory Assets (a)	(0.9)	3.4	(2.7)	—	0.6	(4.3)
Regulatory Liabilities (a)	30.2	28.7	7.5	(24.7)	4.4	15.1
Total Gain (Loss) on Risk Management Contracts	$86.4	$36.5	$15.9	$(30.1)	$4.2	$9.9

Amount of Gain (Loss) Recognized on
Risk Management Contracts
 Year Ended December 31, 2014

Location of Gain (Loss)	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Vertically Integrated Utilities Revenues	$35.4	$—	$—	$—	$—	$—
Generation & Marketing Revenues	52.5	—	—	—	—	—
Electric Generation, Transmission and Distribution Revenues	—	8.7	13.2	—	0.2	—
Sales to AEP Affiliates	—	—	(0.9)	—	0.9	—
Regulatory Assets (a)	(11.4)	(4.1)	(0.5)	—	(1.0)	(1.1)
Regulatory Liabilities (a)	193.2	49.6	37.4	86.0	0.3	16.9
Total Gain on Risk Management Contracts	$269.7	$54.2	$49.2	$86.0	$0.4	$15.8

Amount of Gain (Loss) Recognized on
Risk Management Contracts
 Year Ended December 31, 2013

Location of Gain (Loss)	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Vertically Integrated Utilities Revenues	$15.1	$—	$—	$—	$—	$—
Generation & Marketing Revenues	49.2	—	—	—	—	—
Electric Generation, Transmission and Distribution Revenues	—	2.0	10.6	4.9	0.4	0.6
Regulatory Assets (a)	(2.4)	—	—	(5.8)	2.9	0.4
Regulatory Liabilities (a)	(5.0)	(0.3)	(9.1)	2.9	1.0	1.5
Total Gain on Risk Management Contracts	$56.9	$1.7	$1.5	$2.0	$4.3	$2.5

(a)	Represents realized and unrealized gains and losses subject to regulatory accounting treatment recorded as either current or noncurrent on the balance sheets.

Certain qualifying derivative instruments have been designated as normal purchase or normal sale contracts, as provided in the accounting guidance for “Derivatives and Hedging.”  Derivative contracts that have been designated as normal purchases or normal sales under that accounting guidance are not subject to MTM accounting treatment and are recognized on the statements of income on an accrual basis.

The accounting for the changes in the fair value of a derivative instrument depends on whether it qualifies for and has been designated as part of a hedging relationship and further, on the type of hedging relationship.  Depending on the exposure, management designates a hedging instrument as a fair value hedge or a cash flow hedge.

For contracts that have not been designated as part of a hedging relationship, the accounting for changes in fair value depends on whether the derivative instrument is held for trading purposes.  Unrealized and realized gains and losses on derivative instruments held for trading purposes are included in revenues on a net basis on the statements of income.  Unrealized and realized gains and losses on derivative instruments not held for trading purposes are included in revenues or expenses on the statements of income depending on the relevant facts and circumstances.  Certain derivatives that economically hedge future commodity risk are recorded in the same expense line item on the statements of income as that of the associated risk. However, unrealized and some realized gains and losses in regulated jurisdictions for both trading and non-trading derivative instruments are recorded as regulatory assets (for losses) or regulatory liabilities (for gains) in accordance with the accounting guidance for “Regulated Operations.”

In connection with OPCo’s June 2012 - May 2015 ESP, the PUCO ordered OPCo to conduct energy and capacity auctions for its entire SSO load for delivery beginning in June 2015, see Note 4 - Rate Matters. These auctions resulted in a range of products, including 12-month, 24-month, and 36-month periods. The delivery period for each contract is scheduled to start on the first day of June of each year, immediately following the auction. Certain affiliated Vertically Integrated Utility and Generation & Marketing segment entities participated in the auction process and were awarded tranches of OPCo’s SSO load. The underlying contracts are derivatives subject to the accounting guidance for “Derivatives and Hedging” and are accounted for using MTM accounting, unless the contract has been designated as a normal purchase or normal sale.

Accounting for Fair Value Hedging Strategies (Applies to AEP)

For fair value hedges (i.e. hedging the exposure to changes in the fair value of an asset, liability or an identified portion thereof attributable to a particular risk), the gain or loss on the derivative instrument as well as the offsetting gain or loss on the hedged item associated with the hedged risk impacts Net Income during the period of change.

AEP records realized and unrealized gains or losses on interest rate swaps that qualify for fair value hedge accounting treatment and any offsetting changes in the fair value of the debt being hedged in Interest Expense on the statements of income.  The following table shows the results of hedging gains (losses) during 2015, 2014, and 2013:

	Years Ended December 31,
	2015	2014	2013
	(in millions)
Gain (Loss) on Fair Value Hedging Instruments	$3.2	$3.8	$(10.4)
Gain (Loss) on Fair Value Portion of Long-term Debt	(3.3)	(3.9)	10.4

For 2015, 2014 and 2013, hedge ineffectiveness was immaterial.

Accounting for Cash Flow Hedging Strategies

For cash flow hedges (i.e. hedging the exposure to variability in expected future cash flows that is attributable to a particular risk), the Registrants initially report the effective portion of the gain or loss on the derivative instrument as a component of Accumulated Other Comprehensive Income (Loss) on the balance sheets until the period the hedged item affects Net Income.  The Registrants recognize any hedge ineffectiveness in Net Income immediately during the period of change, except in regulated jurisdictions where hedge ineffectiveness is recorded as a regulatory asset (for losses) or a regulatory liability (for gains).
Realized gains and losses on derivative contracts for the purchase and sale of power designated as cash flow hedges are included in Total Revenues or Purchased Electricity for Resale on the statements of income or in Regulatory Assets or Regulatory Liabilities on the balance sheets, depending on the specific nature of the risk being hedged.  During 2015, 2014 and 2013, AEP applied cash flow hedging to outstanding power derivatives. During 2015, the Registrant Subsidiaries did not apply cash flow hedging to outstanding power derivatives. During 2014, APCo and I&M applied cash flow hedging to outstanding power derivatives. During 2013, APCo, I&M and OPCo applied cash flow hedging to outstanding power derivatives.

The Registrants reclassify gains and losses on heating oil and gasoline derivative contracts designated as cash flow hedges from Accumulated Other Comprehensive Income (Loss) on the balance sheets into Other Operation expense, Maintenance expense or Depreciation and Amortization expense, as it relates to capital projects, on the statements of income.  During 2013, the Registrants applied cash flow hedging to outstanding heating oil and gasoline derivatives. The impact of cash flow hedge accounting for these derivative contracts was immaterial and was discontinued effective March 31, 2014.

The Registrants reclassify gains and losses on interest rate derivative hedges related to debt financings from Accumulated Other Comprehensive Income (Loss) on the balance sheets into Interest Expense on the statements of income in those periods in which hedged interest payments occur.  During 2015, 2014 and 2013, AEP applied cash flow hedging to outstanding interest rate derivatives. During 2015 and 2014, the Registrant Subsidiaries did not apply cash flow hedging to outstanding interest rate derivatives.  During 2013, I&M applied cash flow hedging to outstanding interest rate derivatives.

The accumulated gains or losses related to foreign currency hedges are reclassified from Accumulated Other Comprehensive Income (Loss) on the balance sheets into Depreciation and Amortization expense on the statements of income over the depreciable lives of the fixed assets designated as the hedged items in qualifying foreign currency hedging relationships.  During 2015, 2014 and 2013, the Registrants did not apply cash flow hedging to any outstanding foreign currency derivatives.

During 2015, 2014 and 2013, hedge ineffectiveness was immaterial or nonexistent for all of the hedge strategies disclosed above.

For details on effective cash flow hedges included in Accumulated Other Comprehensive Income (Loss) on the balance sheets and the reasons for changes in cash flow hedges, see Note 3.

Cash flow hedges included in Accumulated Other Comprehensive Income (Loss) on the balance sheets as of December 31, 2015 and 2014 were:

Impact of Cash Flow Hedges on the Registrants’ Balance Sheets
December 31, 2015

	Hedging Assets (a)		Hedging Liabilities (a)		AOCI Gain (Loss) Net of Tax
Company	Commodity	Interest Rate and Foreign Currency	Commodity	Interest Rate and Foreign Currency	Commodity	Interest Rate and Foreign Currency
	(in millions)
AEP	$17.6	$—	$26.1	$0.4	$(5.2)	$(17.2)
APCo	—	—	—	—	—	3.6
I&M	—	—	—	—	—	(13.3)
OPCo	—	—	—	—	—	4.3
PSO	—	—	—	—	—	4.2
SWEPCo	—	—	—	—	—	(9.1)

	Expected to be Reclassified to Net Income During the Next Twelve Months
Company	Commodity	Interest Rate and Foreign Currency	Maximum Term for Exposure to Variability of Future Cash Flows
	(in millions)		(in months)
AEP	$(0.4)	$(1.5)	144
APCo	—	0.7	0
I&M	—	(1.3)	0
OPCo	—	1.2	0
PSO	—	0.8	0
SWEPCo	—	(1.7)	0

Impact of Cash Flow Hedges on the Registrants’ Balance Sheets
December 31, 2014

	Hedging Assets (a)		Hedging Liabilities (a)		AOCI Gain (Loss) Net of Tax
Company	Commodity	Interest Rate and Foreign Currency	Commodity	Interest Rate and Foreign Currency	Commodity	Interest Rate and Foreign Currency
	(in millions)
AEP	$16.8	$—	$14.3	$1.0	$1.6	$(19.1)
APCo	—	—	—	—	—	3.9
I&M	—	—	—	—	—	(14.4)
OPCo	—	—	—	—	—	5.6
PSO	—	—	—	—	—	5.0
SWEPCo	—	—	—	—	—	(11.1)

	Expected to be Reclassified to Net Income During the Next Twelve Months
Company	Commodity	Interest Rate and Foreign Currency
	(in millions)
AEP	$4.3	$(2.0)
APCo	—	0.3
I&M	—	(1.1)
OPCo	—	1.4
PSO	—	0.8
SWEPCo	—	(2.0)

(a)	Hedging Assets and Hedging Liabilities are included in Risk Management Assets and Liabilities on the balance sheets.

The actual amounts reclassified from Accumulated Other Comprehensive Income (Loss) to Net Income can differ from the estimate above due to market price changes.
Credit Risk

Management limits credit risk in marketing and trading activities by assessing the creditworthiness of potential counterparties before entering into transactions with them and continuing to evaluate their creditworthiness on an ongoing basis.  Management uses Moody’s, Standard and Poor’s and current market-based qualitative and quantitative data as well as financial statements to assess the financial health of counterparties on an ongoing basis.

When management uses standardized master agreements, these agreements may include collateral requirements.  These master agreements facilitate the netting of cash flows associated with a single counterparty.  Cash, letters of credit and parental/affiliate guarantees may be obtained as security from counterparties in order to mitigate credit risk.  The collateral agreements require a counterparty to post cash or letters of credit in the event an exposure exceeds the established threshold.  The threshold represents an unsecured credit limit which may be supported by a parental/affiliate guaranty, as determined in accordance with AEP’s credit policy.  In addition, collateral agreements allow for termination and liquidation of all positions in the event of a failure or inability to post collateral.

Collateral Triggering Events

Under the tariffs of the RTOs and Independent System Operators (ISOs) and a limited number of derivative and non-derivative contracts primarily related to competitive retail auction loads, the Registrants are obligated to post an additional amount of collateral if certain credit ratings decline below a specified rating threshold.  The amount of collateral required fluctuates based on market prices and total exposure.  On an ongoing basis, AEP’s risk management organization assesses the appropriateness of these collateral triggering items in contracts.  The Registrants have not experienced a downgrade below a specified rating threshold that would require the posting of additional collateral.  The following tables represent the Registrants’ exposure if credit ratings were to decline below a specified rating threshold as of December 31, 2015 and 2014:

	December 31, 2015
Company	Fair Value of Contracts with Credit Downgrade Triggers	Amount of Collateral the Registrants Would Have Been Required to Post for Derivative Contracts as well as Non- Derivative Contracts Subject to the Same Master Netting Arrangement	Amount of Collateral the Registrants Would Have Been Required to Post Attributable to RTOs and ISOs	Amount of Collateral Attributable to Other Contracts
	(in millions)
AEP	$—	$—	$17.5	$297.8	(a)
APCo	—	—	4.9	0.1
I&M	—	—	3.3	0.1
OPCo	—	—	—	—
PSO	—	—	—	3.2
SWEPCo	—	—	—	0.1

	December 31, 2014
Company	Fair Value of Contracts with Credit Downgrade Triggers	Amount of Collateral the Registrants Would Have Been Required to Post for Derivative Contracts as well as Non- Derivative Contracts Subject to the Same Master Netting Arrangement	Amount of Collateral the Registrants Would Have Been Required to Post Attributable to RTOs and ISOs	Amount of Collateral Attributable to Other Contracts
	(in millions)
AEP	$—	$—	$36.0	$280.6	(a)
APCo	—	—	6.3	0.1
I&M	—	—	4.3	—
OPCo	—	—	—	—
PSO	—	—	0.7	4.1
SWEPCo	—	—	0.9	0.2

(a)
Represents the amount of collateral AEP subsidiaries would have been required to post for other significant non-derivative contracts including AGR jointly owned plant contracts and various other commodity related contacts.

In addition, a majority of the Registrants’ non-exchange traded commodity contracts contain cross-default provisions that, if triggered, would permit the counterparty to declare a default and require settlement of the outstanding payable.  These cross-default provisions could be triggered if there was a non-performance event by Parent or the obligor under outstanding debt or a third party obligation in excess of $50 million.  On an ongoing basis, AEP’s risk management organization assesses the appropriateness of these cross-default provisions in the contracts.  The following tables represent: (a) the fair value of these derivative liabilities subject to cross-default provisions prior to consideration of contractual netting arrangements, (b) the amount this exposure has been reduced by cash collateral posted by the Registrants and (c) if a cross-default provision would have been triggered, the settlement amount that would be required after considering the Registrants’ contractual netting arrangements as of December 31, 2015 and 2014:

	December 31, 2015
Company	Liabilities for Contracts with Cross Default Provisions Prior to Contractual Netting Arrangements	Amount of Cash Collateral Posted	Additional Settlement Liability if Cross Default Provision is Triggered
	(in millions)
AEP	$300.1	$0.8	$240.6
APCo	3.7	—	3.7
I&M	2.5	—	2.5
OPCo	—	—	—
PSO	—	—	—
SWEPCo	—	—	—

	December 31, 2014
Company	Liabilities for Contracts with Cross Default Provisions Prior to Contractual Netting Arrangements	Amount of Cash Collateral Posted	Additional Settlement Liability if Cross Default Provision is Triggered
	(in millions)
AEP	$235.2	$8.5	$178.2
APCo	9.0	—	9.0
I&M	6.1	—	6.1
OPCo	—	—	—
PSO	—	—	—
SWEPCo	—	—	—

Appalachian Power Co [Member]
Derivatives and Hedging
DERIVATIVES AND HEDGING

The disclosures in this note apply to all Registrants unless indicated otherwise.

OBJECTIVES FOR UTILIZATION OF DERIVATIVE INSTRUMENTS

AEPSC is agent for and transacts on behalf of AEP subsidiaries, including the Registrant Subsidiaries. AEPEP is agent for and transacts on behalf of other AEP subsidiaries.

The Registrants are exposed to certain market risks as major power producers and participants in the electricity, capacity, natural gas, coal and emission allowance markets.  These risks include commodity price risks which may be subject to capacity risk, interest rate risk, credit risk and, to a lesser extent, foreign currency exchange risk.  These risks represent the risk of loss that may impact the Registrants due to changes in the underlying market prices or rates.  Management utilizes derivative instruments to manage these risks.

STRATEGIES FOR UTILIZATION OF DERIVATIVE INSTRUMENTS TO ACHIEVE OBJECTIVES

Risk Management Strategies

The strategy surrounding the use of derivative instruments primarily focuses on managing risk exposures, future cash flows and creating value utilizing both economic and formal hedging strategies.  The risk management strategies also include the use of derivative instruments for trading purposes which focus on seizing market opportunities to create value driven by expected changes in the market prices of the commodities.  To accomplish these objectives, the Registrants primarily employ risk management contracts including physical and financial forward purchase-and-sale contracts and, to a lesser extent, OTC swaps and options.  Not all risk management contracts meet the definition of a derivative under the accounting guidance for “Derivatives and Hedging.”  Derivative risk management contracts elected normal under the normal purchases and normal sales scope exception are not subject to the requirements of this accounting guidance.

The Registrants utilize power, capacity, coal, natural gas, interest rate and, to a lesser extent, heating oil, gasoline and other commodity contracts to manage the risk associated with the energy business.  The Registrants utilize interest rate derivative contracts in order to manage the interest rate exposure associated with the commodity portfolio.  For disclosure purposes, such risks are grouped as “Commodity,” as these risks are related to energy risk management activities.  The Registrants also utilize derivative contracts to manage interest rate risk associated with debt financing and foreign currency risk associated with future purchase obligations denominated in foreign currencies.  For disclosure purposes, these risks are grouped as “Interest Rate and Foreign Currency.”  The amount of risk taken is determined by the Commercial Operations, Energy Supply and Finance groups in accordance with established risk management policies as approved by the Finance Committee of the Board of Directors.

The following tables represent the gross notional volume of the Registrants’ outstanding derivative contracts as of December 31, 2015 and 2014:

Notional Volume of Derivative Instruments
December 31, 2015

Primary Risk Exposure	Unit of Measure	AEP	APCo	I&M	OPCo	PSO	SWEPCo
		(in millions)
Commodity:
Power	MWhs	317.8	40.9	22.8	13.3	11.3	14.0
Coal	Tons	4.4	—	1.6	—	—	2.8
Natural Gas	MMBtus	38.2	0.3	0.2	—	0.2	0.2
Heating Oil and Gasoline	Gallons	7.4	1.4	0.7	1.6	0.8	0.9
Interest Rate	USD	$113.5	$2.4	$1.6	$—	$—	$—

Interest Rate and Foreign Currency	USD	$560.3	$—	$—	$—	$—	$—

Notional Volume of Derivative Instruments
December 31, 2014

Primary Risk Exposure	Unit of Measure	AEP	APCo	I&M	OPCo	PSO	SWEPCo
		(in millions)
Commodity:
Power	MWhs	333.7	32.5	23.8	20.3	16.8	20.5
Coal	Tons	3.1	0.3	0.5	—	—	1.5
Natural Gas	MMBtus	105.9	0.4	0.3	—	—	—
Heating Oil and Gasoline	Gallons	5.5	1.1	0.5	1.1	0.6	0.7
Interest Rate	USD	$152.0	$5.1	$3.5	$—	$—	$—

Interest Rate and Foreign Currency	USD	$815.2	$—	$—	$—	$—	$—

Fair Value Hedging Strategies (Applies to AEP)

Parent enters into interest rate derivative transactions as part of an overall strategy to manage the mix of fixed-rate and floating-rate debt.  Certain interest rate derivative transactions effectively modify exposure to interest rate risk by converting a portion of fixed-rate debt to a floating rate.  Provided specific criteria are met, these interest rate derivatives are designated as fair value hedges.

Cash Flow Hedging Strategies

The Registrants utilize cash flow hedges on certain derivative transactions for the purchase and sale of power (“Commodity”) in order to manage the variable price risk related to forecasted purchases and sales.  Management monitors the potential impacts of commodity price changes and, where appropriate, enters into derivative transactions to protect profit margins for a portion of future electricity sales and purchases.  The Registrants do not hedge all commodity price risk.

The Registrants’ vehicle fleet is exposed to gasoline and diesel fuel price volatility.  The Registrants utilize financial heating oil and gasoline derivative contracts in order to mitigate price risk of future fuel purchases.  Cash flow hedge accounting for these derivative contracts was discontinued effective March 31, 2014. The Registrants do not hedge all fuel price risk.

The Registrants utilize a variety of interest rate derivative transactions in order to manage interest rate risk exposure.  The Registrants also utilize interest rate derivative contracts to manage interest rate exposure related to future borrowings of fixed-rate debt.  The Registrants do not hedge all interest rate exposure.

At times, the Registrants are exposed to foreign currency exchange rate risks primarily when some fixed assets are purchased from foreign suppliers.  In accordance with AEP’s risk management policy, the Registrants may utilize foreign currency derivative transactions to protect against the risk of increased cash outflows resulting from a foreign currency’s appreciation against the dollar.  The Registrants do not hedge all foreign currency exposure.

ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND THE IMPACT ON THE FINANCIAL STATEMENTS

The accounting guidance for “Derivatives and Hedging” requires recognition of all qualifying derivative instruments as either assets or liabilities on the balance sheets at fair value.  The fair values of derivative instruments accounted for using MTM accounting or hedge accounting are based on exchange prices and broker quotes.  If a quoted market price is not available, the estimate of fair value is based on the best information available including valuation models that estimate future energy prices based on existing market and broker quotes, supply and demand market data and assumptions.  In order to determine the relevant fair values of the derivative instruments, the Registrants apply valuation adjustments for discounting, liquidity and credit quality.

Credit risk is the risk that a counterparty will fail to perform on the contract or fail to pay amounts due.  Liquidity risk represents the risk that imperfections in the market will cause the price to vary from estimated fair value based upon prevailing market supply and demand conditions.  Since energy markets are imperfect and volatile, there are inherent risks related to the underlying assumptions in models used to fair value risk management contracts.  Unforeseen events may cause reasonable price curves to differ from actual price curves throughout a contract’s term and at the time a contract settles.  Consequently, there could be significant adverse or favorable effects on future net income and cash flows if market prices are not consistent with management’s estimates of current market consensus for forward prices in the current period.  This is particularly true for longer term contracts.  Cash flows may vary based on market conditions, margin requirements and the timing of settlement of risk management contracts.

According to the accounting guidance for “Derivatives and Hedging,” the Registrants reflect the fair values of derivative instruments subject to netting agreements with the same counterparty net of related cash collateral.  For certain risk management contracts, the Registrants are required to post or receive cash collateral based on third party contractual agreements and risk profiles.  For the December 31, 2015 and 2014 balance sheets, the Registrants netted cash collateral received from third parties against short-term and long-term risk management assets and cash collateral paid to third parties against short-term and long-term risk management liabilities as follows:

	December 31,
	2015		2014
Company	Cash Collateral Received Netted Against Risk Management Assets	Cash Collateral Paid Netted Against Risk Management Liabilities	Cash Collateral Received Netted Against Risk Management Assets	Cash Collateral Paid Netted Against Risk Management Liabilities
	(in millions)
AEP	$5.8	$44.4	$3.5	$35.2
APCo	—	3.1	0.1	0.1
I&M	—	0.6	0.2	—
OPCo	—	0.5	—	0.1
PSO	—	0.3	—	0.1
SWEPCo	—	0.3	—	0.1

The following tables represent the gross fair value of the Registrants’ derivative activity on the balance sheets as of December 31, 2015 and 2014:

AEP

Fair Value of Derivative Instruments
December 31, 2015

	Risk Management Contracts	Hedging Contracts		Gross Amounts of Risk Management Assets/ Liabilities Recognized	Gross Amounts Offset in the Statement of Financial Position (b)	Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position (c)
Balance Sheet Location	Commodity (a)	Commodity (a)	Interest Rate and Foreign Currency (a)
	(in millions)
Current Risk Management Assets	$368.8	$8.2	$0.1	$377.1	$(242.7)	$134.4
Long-term Risk Management Assets	364.8	11.7	—	376.5	(54.7)	321.8
Total Assets	733.6	19.9	0.1	753.6	(297.4)	456.2

Current Risk Management Liabilities	347.0	9.1	0.3	356.4	(269.3)	87.1
Long-term Risk Management Liabilities	223.3	19.3	3.2	245.8	(66.7)	179.1
Total Liabilities	570.3	28.4	3.5	602.2	(336.0)	266.2

Total MTM Derivative Contract Net Assets (Liabilities)	$163.3	$(8.5)	$(3.4)	$151.4	$38.6	$190.0

AEP

Fair Value of Derivative Instruments
December 31, 2014

	Risk Management Contracts	Hedging Contracts		Gross Amounts of Risk Management Assets/ Liabilities Recognized	Gross Amounts Offset in the Statement of Financial Position (b)	Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position (c)
Balance Sheet Location	Commodity (a)	Commodity (a)	Interest Rate and Foreign Currency (a)
	(in millions)
Current Risk Management Assets	$392.6	$30.0	$2.6	$425.2	$(247.3)	$177.9
Long-term Risk Management Assets	366.7	3.8	—	370.5	(76.3)	294.2
Total Assets	759.3	33.8	2.6	795.7	(323.6)	472.1

Current Risk Management Liabilities	328.6	23.4	0.7	352.7	(261.1)	91.6
Long-term Risk Management Liabilities	208.0	7.9	9.2	225.1	(94.2)	130.9
Total Liabilities	536.6	31.3	9.9	577.8	(355.3)	222.5

Total MTM Derivative Contract Net Assets (Liabilities)	$222.7	$2.5	$(7.3)	$217.9	$31.7	$249.6

(a)
Derivative instruments within these categories are reported gross.  These instruments are subject to master netting agreements and are presented on the balance sheets on a net basis in accordance with the accounting guidance for “Derivatives and Hedging.”

(b)	Amounts primarily include counterparty netting of risk management and hedging contracts and associated cash collateral in accordance with the accounting guidance for “Derivatives and Hedging.”

(c)	There are no derivative contracts subject to a master netting arrangement or similar agreement which are not offset in the statement of financial position.

APCo

Fair Value of Derivative Instruments
December 31, 2015

	Risk Management Contracts	Hedging Contracts		Gross Amounts of Risk Management Assets/ Liabilities Recognized	Gross Amounts Offset in the Statement of Financial Position (b)	Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position (c)
Balance Sheet Location	Commodity (a)	Commodity (a)	Interest Rate and Foreign Currency (a)
	(in millions)
Current Risk Management Assets - Nonaffiliated and Affiliated	$25.9	$—	$—	$25.9	$(10.3)	$15.6
Long-term Risk Management Assets - Nonaffiliated	0.3	—	—	0.3	(0.2)	0.1
Total Assets	26.2	—	—	26.2	(10.5)	15.7

Current Risk Management Liabilities - Nonaffiliated	18.1	—	—	18.1	(13.3)	4.8
Long-term Risk Management Liabilities - Nonaffiliated	0.3	—	—	0.3	(0.2)	0.1
Total Liabilities	18.4	—	—	18.4	(13.5)	4.9

Total MTM Derivative Contract Net Assets (Liabilities)	$7.8	$—	$—	$7.8	$3.0	$10.8

APCo

Fair Value of Derivative Instruments
December 31, 2014

	Risk Management Contracts	Hedging Contracts		Gross Amounts of Risk Management Assets/ Liabilities Recognized	Gross Amounts Offset in the Statement of Financial Position (b)	Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position (c)
Balance Sheet Location	Commodity (a)	Commodity (a)	Interest Rate and Foreign Currency (a)
	(in millions)
Current Risk Management Assets - Nonaffiliated	$32.9	$—	$—	$32.9	$(9.1)	$23.8
Long-term Risk Management Assets - Nonaffiliated	5.2	—	—	5.2	(0.3)	4.9
Total Assets	38.1	—	—	38.1	(9.4)	28.7

Current Risk Management Liabilities - Nonaffiliated	20.2	—	—	20.2	(9.2)	11.0
Long-term Risk Management Liabilities - Nonaffiliated	2.3	—	—	2.3	(0.2)	2.1
Total Liabilities	22.5	—	—	22.5	(9.4)	13.1

Total MTM Derivative Contract Net Assets (Liabilities)	$15.6	$—	$—	$15.6	$—	$15.6

(a)
Derivative instruments within these categories are reported gross.  These instruments are subject to master netting agreements and are presented on the balance sheets on a net basis in accordance with the accounting guidance for “Derivatives and Hedging.”

(b)	Amounts include counterparty netting of risk management and hedging contracts and associated cash collateral in accordance with the accounting guidance for “Derivatives and Hedging.”

(c)	There are no derivative contracts subject to a master netting arrangement or similar agreement which are not offset in the statement of financial position.
I&M

Fair Value of Derivative Instruments
December 31, 2015

	Risk Management Contracts	Hedging Contracts		Gross Amounts of Risk Management Assets/ Liabilities Recognized	Gross Amounts Offset in the Statement of Financial Position (b)	Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position (c)
Balance Sheet Location	Commodity (a)	Commodity (a)	Interest Rate and Foreign Currency (a)
	(in millions)
Current Risk Management Assets - Nonaffiliated and Affiliated	$22.8	$—	$—	$22.8	$(10.5)	$12.3
Long-term Risk Management Assets - Nonaffiliated	0.6	—	—	0.6	(0.6)	—
Total Assets	23.4	—	—	23.4	(11.1)	12.3

Current Risk Management Liabilities - Nonaffiliated	17.0	—	—	17.0	(10.7)	6.3
Long-term Risk Management Liabilities - Nonaffiliated	2.6	—	—	2.6	(1.0)	1.6
Total Liabilities	19.6	—	—	19.6	(11.7)	7.9

Total MTM Derivative Contract Net Assets (Liabilities)	$3.8	$—	$—	$3.8	$0.6	$4.4

I&M

Fair Value of Derivative Instruments
December 31, 2014

	Risk Management Contracts	Hedging Contracts		Gross Amounts of Risk Management Assets/ Liabilities Recognized	Gross Amounts Offset in the Statement of Financial Position (b)	Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position (c)
Balance Sheet Location	Commodity (a)	Commodity (a)	Interest Rate and Foreign Currency (a)
	(in millions)
Current Risk Management Assets - Nonaffiliated	$28.5	$—	$—	$28.5	$(6.2)	$22.3
Long-term Risk Management Assets - Nonaffiliated	3.5	—	—	3.5	(0.2)	3.3
Total Assets	32.0	—	—	32.0	(6.4)	25.6

Current Risk Management Liabilities - Nonaffiliated	11.3	—	—	11.3	(6.1)	5.2
Long-term Risk Management Liabilities - Nonaffiliated	1.6	—	—	1.6	(0.2)	1.4
Total Liabilities	12.9	—	—	12.9	(6.3)	6.6

Total MTM Derivative Contract Net Assets (Liabilities)	$19.1	$—	$—	$19.1	$(0.1)	$19.0

(a)
Derivative instruments within these categories are reported gross.  These instruments are subject to master netting agreements and are presented on the balance sheets on a net basis in accordance with the accounting guidance for “Derivatives and Hedging.”

(b)	Amounts include counterparty netting of risk management and hedging contracts and associated cash collateral in accordance with the accounting guidance for “Derivatives and Hedging.”

(c)	There are no derivative contracts subject to a master netting arrangement or similar agreement which are not offset in the statement of financial position.

OPCo

Fair Value of Derivative Instruments
December 31, 2015

	Risk Management Contracts	Hedging Contracts		Gross Amounts of Risk Management Assets/ Liabilities Recognized	Gross Amounts Offset in the Statement of Financial Position (b)	Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position (c)
Balance Sheet Location	Commodity (a)	Commodity (a)	Interest Rate and Foreign Currency (a)
	(in millions)
Current Risk Management Assets	$—	$—	$—	$—	$—	$—
Long-term Risk Management Assets	19.2	—	—	19.2	—	19.2
Total Assets	19.2	—	—	19.2	—	19.2

Current Risk Management Liabilities	4.1	—	—	4.1	(0.5)	3.6
Long-term Risk Management Liabilities	—	—	—	—	—	—
Total Liabilities	4.1	—	—	4.1	(0.5)	3.6

Total MTM Derivative Contract Net Assets (Liabilities)	$15.1	$—	$—	$15.1	$0.5	$15.6

OPCo

Fair Value of Derivative Instruments
December 31, 2014

	Risk Management Contracts	Hedging Contracts		Gross Amounts of Risk Management Assets/ Liabilities Recognized	Gross Amounts Offset in the Statement of Financial Position (b)	Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position (c)
Balance Sheet Location	Commodity (a)	Commodity (a)	Interest Rate and Foreign Currency (a)
	(in millions)
Current Risk Management Assets	$7.2	$—	$—	$7.2	$—	$7.2
Long-term Risk Management Assets	45.1	—	—	45.1	—	45.1
Total Assets	52.3	—	—	52.3	—	52.3

Current Risk Management Liabilities	2.0	—	—	2.0	(0.1)	1.9
Long-term Risk Management Liabilities	3.0	—	—	3.0	—	3.0
Total Liabilities	5.0	—	—	5.0	(0.1)	4.9

Total MTM Derivative Contract Net Assets (Liabilities)	$47.3	$—	$—	$47.3	$0.1	$47.4

(a)
Derivative instruments within these categories are reported gross.  These instruments are subject to master netting agreements and are presented on the balance sheets on a net basis in accordance with the accounting guidance for “Derivatives and Hedging.”

(b)	Amounts include counterparty netting of risk management and hedging contracts and associated cash collateral in accordance with the accounting guidance for “Derivatives and Hedging.”

(c)	There are no derivative contracts subject to a master netting arrangement or similar agreement which are not offset in the statement of financial position.

PSO

Fair Value of Derivative Instruments
December 31, 2015

	Risk Management Contracts	Hedging Contracts		Gross Amounts of Risk Management Assets/ Liabilities Recognized	Gross Amounts Offset in the Statement of Financial Position (b)	Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position (c)
Balance Sheet Location	Commodity (a)	Commodity (a)	Interest Rate and Foreign Currency (a)
	(in millions)
Current Risk Management Assets	$0.6	$—	$—	$0.6	$—	$0.6
Long-term Risk Management Assets	—	—	—	—	—	—
Total Assets	0.6	—	—	0.6	—	0.6

Current Risk Management Liabilities	0.5	—	—	0.5	(0.3)	0.2
Long-term Risk Management Liabilities	—	—	—	—	—	—
Total Liabilities	0.5	—	—	0.5	(0.3)	0.2

Total MTM Derivative Contract Net Assets (Liabilities)	$0.1	$—	$—	$0.1	$0.3	$0.4

PSO

Fair Value of Derivative Instruments
December 31, 2014

	Risk Management Contracts	Hedging Contracts		Gross Amounts of Risk Management Assets/ Liabilities Recognized	Gross Amounts Offset in the Statement of Financial Position (b)	Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position (c)
Balance Sheet Location	Commodity (a)	Commodity (a)	Interest Rate and Foreign Currency (a)
	(in millions)
Current Risk Management Assets	$0.4	$—	$—	$0.4	$(0.4)	$—
Long-term Risk Management Assets	—	—	—	—	—	—
Total Assets	0.4	—	—	0.4	(0.4)	—

Current Risk Management Liabilities	1.3	—	—	1.3	(0.4)	0.9
Long-term Risk Management Liabilities	—	—	—	—	—	—
Total Liabilities	1.3	—	—	1.3	(0.4)	0.9

Total MTM Derivative Contract Net Assets (Liabilities)	$(0.9)	$—	$—	$(0.9)	$—	$(0.9)

(a)
Derivative instruments within these categories are reported gross.  These instruments are subject to master netting agreements and are presented on the balance sheets on a net basis in accordance with the accounting guidance for “Derivatives and Hedging.”

(b)	Amounts include counterparty netting of risk management and hedging contracts and associated cash collateral in accordance with the accounting guidance for “Derivatives and Hedging.”

(c)	There are no derivative contracts subject to a master netting arrangement or similar agreement which are not offset in the statement of financial position.

SWEPCo

Fair Value of Derivative Instruments
December 31, 2015

	Risk Management Contracts	Hedging Contracts		Gross Amounts of Risk Management Assets/ Liabilities Recognized	Gross Amounts Offset in the Statement of Financial Position (b)	Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position (c)
Balance Sheet Location	Commodity (a)	Commodity (a)	Interest Rate and Foreign Currency (a)
	(in millions)
Current Risk Management Assets	$0.8	$—	$—	$0.8	$—	$0.8
Long-term Risk Management Assets	—	—	—	—	—	—
Total Assets	0.8	—	—	0.8	—	0.8

Current Risk Management Liabilities	3.4	—	—	3.4	(0.3)	3.1
Long-term Risk Management Liabilities	2.1	—	—	2.1	—	2.1
Total Liabilities	5.5	—	—	5.5	(0.3)	5.2

Total MTM Derivative Contract Net Assets (Liabilities)	$(4.7)	$—	$—	$(4.7)	$0.3	$(4.4)

SWEPCo

Fair Value of Derivative Instruments
December 31, 2014

	Risk Management Contracts	Hedging Contracts		Gross Amounts of Risk Management Assets/ Liabilities Recognized	Gross Amounts Offset in the Statement of Financial Position (b)	Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position (c)
Balance Sheet Location	Commodity (a)	Commodity (a)	Interest Rate and Foreign Currency (a)
	(in millions)
Current Risk Management Assets	$0.5	$—	$—	$0.5	$(0.5)	$—
Long-term Risk Management Assets	—	—	—	—	—	—
Total Assets	0.5	—	—	0.5	(0.5)	—

Current Risk Management Liabilities	1.6	—	—	1.6	(0.5)	1.1
Long-term Risk Management Liabilities	—	—	—	—	—	—
Total Liabilities	1.6	—	—	1.6	(0.5)	1.1

Total MTM Derivative Contract Net Assets (Liabilities)	$(1.1)	$—	$—	$(1.1)	$—	$(1.1)

(a)
Derivative instruments within these categories are reported gross.  These instruments are subject to master netting agreements and are presented on the balance sheets on a net basis in accordance with the accounting guidance for “Derivatives and Hedging.”

(b)	Amounts include counterparty netting of risk management and hedging contracts and associated cash collateral in accordance with the accounting guidance for “Derivatives and Hedging.”

(c)	There are no derivative contracts subject to a master netting arrangement or similar agreement which are not offset in the statement of financial position.

The tables below present the Registrants’ activity of derivative risk management contracts for the years ended December 31, 2015, 2014 and 2013:

Amount of Gain (Loss) Recognized on
Risk Management Contracts
 Year Ended December 31, 2015

Location of Gain (Loss)	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Vertically Integrated Utilities Revenues	$6.7	$—	$—	$—	$—	$—
Transmission and Distribution Utilities Revenues	(4.3)	—	—	—	—	—
Generation & Marketing Revenues	54.9	—	—	—	—	—
Electric Generation, Transmission and Distribution Revenues	—	1.1	3.3	(4.3)	—	—
Sales to AEP Affiliates	—	2.4	8.2	—	—	—
Purchased Electricity for Resale	6.4	2.0	0.4	—	—	—
Other Operation Expense	(3.3)	(0.4)	(0.4)	(0.6)	(0.4)	(0.5)
Maintenance Expense	(3.3)	(0.7)	(0.4)	(0.5)	(0.4)	(0.4)
Regulatory Assets (a)	(0.9)	3.4	(2.7)	—	0.6	(4.3)
Regulatory Liabilities (a)	30.2	28.7	7.5	(24.7)	4.4	15.1
Total Gain (Loss) on Risk Management Contracts	$86.4	$36.5	$15.9	$(30.1)	$4.2	$9.9

Amount of Gain (Loss) Recognized on
Risk Management Contracts
 Year Ended December 31, 2014

Location of Gain (Loss)	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Vertically Integrated Utilities Revenues	$35.4	$—	$—	$—	$—	$—
Generation & Marketing Revenues	52.5	—	—	—	—	—
Electric Generation, Transmission and Distribution Revenues	—	8.7	13.2	—	0.2	—
Sales to AEP Affiliates	—	—	(0.9)	—	0.9	—
Regulatory Assets (a)	(11.4)	(4.1)	(0.5)	—	(1.0)	(1.1)
Regulatory Liabilities (a)	193.2	49.6	37.4	86.0	0.3	16.9
Total Gain on Risk Management Contracts	$269.7	$54.2	$49.2	$86.0	$0.4	$15.8

Amount of Gain (Loss) Recognized on
Risk Management Contracts
 Year Ended December 31, 2013

Location of Gain (Loss)	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Vertically Integrated Utilities Revenues	$15.1	$—	$—	$—	$—	$—
Generation & Marketing Revenues	49.2	—	—	—	—	—
Electric Generation, Transmission and Distribution Revenues	—	2.0	10.6	4.9	0.4	0.6
Regulatory Assets (a)	(2.4)	—	—	(5.8)	2.9	0.4
Regulatory Liabilities (a)	(5.0)	(0.3)	(9.1)	2.9	1.0	1.5
Total Gain on Risk Management Contracts	$56.9	$1.7	$1.5	$2.0	$4.3	$2.5

(a)	Represents realized and unrealized gains and losses subject to regulatory accounting treatment recorded as either current or noncurrent on the balance sheets.

Certain qualifying derivative instruments have been designated as normal purchase or normal sale contracts, as provided in the accounting guidance for “Derivatives and Hedging.”  Derivative contracts that have been designated as normal purchases or normal sales under that accounting guidance are not subject to MTM accounting treatment and are recognized on the statements of income on an accrual basis.

The accounting for the changes in the fair value of a derivative instrument depends on whether it qualifies for and has been designated as part of a hedging relationship and further, on the type of hedging relationship.  Depending on the exposure, management designates a hedging instrument as a fair value hedge or a cash flow hedge.

For contracts that have not been designated as part of a hedging relationship, the accounting for changes in fair value depends on whether the derivative instrument is held for trading purposes.  Unrealized and realized gains and losses on derivative instruments held for trading purposes are included in revenues on a net basis on the statements of income.  Unrealized and realized gains and losses on derivative instruments not held for trading purposes are included in revenues or expenses on the statements of income depending on the relevant facts and circumstances.  Certain derivatives that economically hedge future commodity risk are recorded in the same expense line item on the statements of income as that of the associated risk. However, unrealized and some realized gains and losses in regulated jurisdictions for both trading and non-trading derivative instruments are recorded as regulatory assets (for losses) or regulatory liabilities (for gains) in accordance with the accounting guidance for “Regulated Operations.”

In connection with OPCo’s June 2012 - May 2015 ESP, the PUCO ordered OPCo to conduct energy and capacity auctions for its entire SSO load for delivery beginning in June 2015, see Note 4 - Rate Matters. These auctions resulted in a range of products, including 12-month, 24-month, and 36-month periods. The delivery period for each contract is scheduled to start on the first day of June of each year, immediately following the auction. Certain affiliated Vertically Integrated Utility and Generation & Marketing segment entities participated in the auction process and were awarded tranches of OPCo’s SSO load. The underlying contracts are derivatives subject to the accounting guidance for “Derivatives and Hedging” and are accounted for using MTM accounting, unless the contract has been designated as a normal purchase or normal sale.

Accounting for Fair Value Hedging Strategies (Applies to AEP)

For fair value hedges (i.e. hedging the exposure to changes in the fair value of an asset, liability or an identified portion thereof attributable to a particular risk), the gain or loss on the derivative instrument as well as the offsetting gain or loss on the hedged item associated with the hedged risk impacts Net Income during the period of change.

AEP records realized and unrealized gains or losses on interest rate swaps that qualify for fair value hedge accounting treatment and any offsetting changes in the fair value of the debt being hedged in Interest Expense on the statements of income.  The following table shows the results of hedging gains (losses) during 2015, 2014, and 2013:

	Years Ended December 31,
	2015	2014	2013
	(in millions)
Gain (Loss) on Fair Value Hedging Instruments	$3.2	$3.8	$(10.4)
Gain (Loss) on Fair Value Portion of Long-term Debt	(3.3)	(3.9)	10.4

For 2015, 2014 and 2013, hedge ineffectiveness was immaterial.

Accounting for Cash Flow Hedging Strategies

For cash flow hedges (i.e. hedging the exposure to variability in expected future cash flows that is attributable to a particular risk), the Registrants initially report the effective portion of the gain or loss on the derivative instrument as a component of Accumulated Other Comprehensive Income (Loss) on the balance sheets until the period the hedged item affects Net Income.  The Registrants recognize any hedge ineffectiveness in Net Income immediately during the period of change, except in regulated jurisdictions where hedge ineffectiveness is recorded as a regulatory asset (for losses) or a regulatory liability (for gains).
Realized gains and losses on derivative contracts for the purchase and sale of power designated as cash flow hedges are included in Total Revenues or Purchased Electricity for Resale on the statements of income or in Regulatory Assets or Regulatory Liabilities on the balance sheets, depending on the specific nature of the risk being hedged.  During 2015, 2014 and 2013, AEP applied cash flow hedging to outstanding power derivatives. During 2015, the Registrant Subsidiaries did not apply cash flow hedging to outstanding power derivatives. During 2014, APCo and I&M applied cash flow hedging to outstanding power derivatives. During 2013, APCo, I&M and OPCo applied cash flow hedging to outstanding power derivatives.

The Registrants reclassify gains and losses on heating oil and gasoline derivative contracts designated as cash flow hedges from Accumulated Other Comprehensive Income (Loss) on the balance sheets into Other Operation expense, Maintenance expense or Depreciation and Amortization expense, as it relates to capital projects, on the statements of income.  During 2013, the Registrants applied cash flow hedging to outstanding heating oil and gasoline derivatives. The impact of cash flow hedge accounting for these derivative contracts was immaterial and was discontinued effective March 31, 2014.

The Registrants reclassify gains and losses on interest rate derivative hedges related to debt financings from Accumulated Other Comprehensive Income (Loss) on the balance sheets into Interest Expense on the statements of income in those periods in which hedged interest payments occur.  During 2015, 2014 and 2013, AEP applied cash flow hedging to outstanding interest rate derivatives. During 2015 and 2014, the Registrant Subsidiaries did not apply cash flow hedging to outstanding interest rate derivatives.  During 2013, I&M applied cash flow hedging to outstanding interest rate derivatives.

The accumulated gains or losses related to foreign currency hedges are reclassified from Accumulated Other Comprehensive Income (Loss) on the balance sheets into Depreciation and Amortization expense on the statements of income over the depreciable lives of the fixed assets designated as the hedged items in qualifying foreign currency hedging relationships.  During 2015, 2014 and 2013, the Registrants did not apply cash flow hedging to any outstanding foreign currency derivatives.

During 2015, 2014 and 2013, hedge ineffectiveness was immaterial or nonexistent for all of the hedge strategies disclosed above.

For details on effective cash flow hedges included in Accumulated Other Comprehensive Income (Loss) on the balance sheets and the reasons for changes in cash flow hedges, see Note 3.

Cash flow hedges included in Accumulated Other Comprehensive Income (Loss) on the balance sheets as of December 31, 2015 and 2014 were:

Impact of Cash Flow Hedges on the Registrants’ Balance Sheets
December 31, 2015

	Hedging Assets (a)		Hedging Liabilities (a)		AOCI Gain (Loss) Net of Tax
Company	Commodity	Interest Rate and Foreign Currency	Commodity	Interest Rate and Foreign Currency	Commodity	Interest Rate and Foreign Currency
	(in millions)
AEP	$17.6	$—	$26.1	$0.4	$(5.2)	$(17.2)
APCo	—	—	—	—	—	3.6
I&M	—	—	—	—	—	(13.3)
OPCo	—	—	—	—	—	4.3
PSO	—	—	—	—	—	4.2
SWEPCo	—	—	—	—	—	(9.1)

	Expected to be Reclassified to Net Income During the Next Twelve Months
Company	Commodity	Interest Rate and Foreign Currency	Maximum Term for Exposure to Variability of Future Cash Flows
	(in millions)		(in months)
AEP	$(0.4)	$(1.5)	144
APCo	—	0.7	0
I&M	—	(1.3)	0
OPCo	—	1.2	0
PSO	—	0.8	0
SWEPCo	—	(1.7)	0

Impact of Cash Flow Hedges on the Registrants’ Balance Sheets
December 31, 2014

	Hedging Assets (a)		Hedging Liabilities (a)		AOCI Gain (Loss) Net of Tax
Company	Commodity	Interest Rate and Foreign Currency	Commodity	Interest Rate and Foreign Currency	Commodity	Interest Rate and Foreign Currency
	(in millions)
AEP	$16.8	$—	$14.3	$1.0	$1.6	$(19.1)
APCo	—	—	—	—	—	3.9
I&M	—	—	—	—	—	(14.4)
OPCo	—	—	—	—	—	5.6
PSO	—	—	—	—	—	5.0
SWEPCo	—	—	—	—	—	(11.1)

	Expected to be Reclassified to Net Income During the Next Twelve Months
Company	Commodity	Interest Rate and Foreign Currency
	(in millions)
AEP	$4.3	$(2.0)
APCo	—	0.3
I&M	—	(1.1)
OPCo	—	1.4
PSO	—	0.8
SWEPCo	—	(2.0)

(a)	Hedging Assets and Hedging Liabilities are included in Risk Management Assets and Liabilities on the balance sheets.

The actual amounts reclassified from Accumulated Other Comprehensive Income (Loss) to Net Income can differ from the estimate above due to market price changes.
Credit Risk

Management limits credit risk in marketing and trading activities by assessing the creditworthiness of potential counterparties before entering into transactions with them and continuing to evaluate their creditworthiness on an ongoing basis.  Management uses Moody’s, Standard and Poor’s and current market-based qualitative and quantitative data as well as financial statements to assess the financial health of counterparties on an ongoing basis.

When management uses standardized master agreements, these agreements may include collateral requirements.  These master agreements facilitate the netting of cash flows associated with a single counterparty.  Cash, letters of credit and parental/affiliate guarantees may be obtained as security from counterparties in order to mitigate credit risk.  The collateral agreements require a counterparty to post cash or letters of credit in the event an exposure exceeds the established threshold.  The threshold represents an unsecured credit limit which may be supported by a parental/affiliate guaranty, as determined in accordance with AEP’s credit policy.  In addition, collateral agreements allow for termination and liquidation of all positions in the event of a failure or inability to post collateral.

Collateral Triggering Events

Under the tariffs of the RTOs and Independent System Operators (ISOs) and a limited number of derivative and non-derivative contracts primarily related to competitive retail auction loads, the Registrants are obligated to post an additional amount of collateral if certain credit ratings decline below a specified rating threshold.  The amount of collateral required fluctuates based on market prices and total exposure.  On an ongoing basis, AEP’s risk management organization assesses the appropriateness of these collateral triggering items in contracts.  The Registrants have not experienced a downgrade below a specified rating threshold that would require the posting of additional collateral.  The following tables represent the Registrants’ exposure if credit ratings were to decline below a specified rating threshold as of December 31, 2015 and 2014:

	December 31, 2015
Company	Fair Value of Contracts with Credit Downgrade Triggers	Amount of Collateral the Registrants Would Have Been Required to Post for Derivative Contracts as well as Non- Derivative Contracts Subject to the Same Master Netting Arrangement	Amount of Collateral the Registrants Would Have Been Required to Post Attributable to RTOs and ISOs	Amount of Collateral Attributable to Other Contracts
	(in millions)
AEP	$—	$—	$17.5	$297.8	(a)
APCo	—	—	4.9	0.1
I&M	—	—	3.3	0.1
OPCo	—	—	—	—
PSO	—	—	—	3.2
SWEPCo	—	—	—	0.1

	December 31, 2014
Company	Fair Value of Contracts with Credit Downgrade Triggers	Amount of Collateral the Registrants Would Have Been Required to Post for Derivative Contracts as well as Non- Derivative Contracts Subject to the Same Master Netting Arrangement	Amount of Collateral the Registrants Would Have Been Required to Post Attributable to RTOs and ISOs	Amount of Collateral Attributable to Other Contracts
	(in millions)
AEP	$—	$—	$36.0	$280.6	(a)
APCo	—	—	6.3	0.1
I&M	—	—	4.3	—
OPCo	—	—	—	—
PSO	—	—	0.7	4.1
SWEPCo	—	—	0.9	0.2

(a)
Represents the amount of collateral AEP subsidiaries would have been required to post for other significant non-derivative contracts including AGR jointly owned plant contracts and various other commodity related contacts.

In addition, a majority of the Registrants’ non-exchange traded commodity contracts contain cross-default provisions that, if triggered, would permit the counterparty to declare a default and require settlement of the outstanding payable.  These cross-default provisions could be triggered if there was a non-performance event by Parent or the obligor under outstanding debt or a third party obligation in excess of $50 million.  On an ongoing basis, AEP’s risk management organization assesses the appropriateness of these cross-default provisions in the contracts.  The following tables represent: (a) the fair value of these derivative liabilities subject to cross-default provisions prior to consideration of contractual netting arrangements, (b) the amount this exposure has been reduced by cash collateral posted by the Registrants and (c) if a cross-default provision would have been triggered, the settlement amount that would be required after considering the Registrants’ contractual netting arrangements as of December 31, 2015 and 2014:

	December 31, 2015
Company	Liabilities for Contracts with Cross Default Provisions Prior to Contractual Netting Arrangements	Amount of Cash Collateral Posted	Additional Settlement Liability if Cross Default Provision is Triggered
	(in millions)
AEP	$300.1	$0.8	$240.6
APCo	3.7	—	3.7
I&M	2.5	—	2.5
OPCo	—	—	—
PSO	—	—	—
SWEPCo	—	—	—

	December 31, 2014
Company	Liabilities for Contracts with Cross Default Provisions Prior to Contractual Netting Arrangements	Amount of Cash Collateral Posted	Additional Settlement Liability if Cross Default Provision is Triggered
	(in millions)
AEP	$235.2	$8.5	$178.2
APCo	9.0	—	9.0
I&M	6.1	—	6.1
OPCo	—	—	—
PSO	—	—	—
SWEPCo	—	—	—

Indiana Michigan Power Co [Member]
Derivatives and Hedging
DERIVATIVES AND HEDGING

The disclosures in this note apply to all Registrants unless indicated otherwise.

OBJECTIVES FOR UTILIZATION OF DERIVATIVE INSTRUMENTS

AEPSC is agent for and transacts on behalf of AEP subsidiaries, including the Registrant Subsidiaries. AEPEP is agent for and transacts on behalf of other AEP subsidiaries.

The Registrants are exposed to certain market risks as major power producers and participants in the electricity, capacity, natural gas, coal and emission allowance markets.  These risks include commodity price risks which may be subject to capacity risk, interest rate risk, credit risk and, to a lesser extent, foreign currency exchange risk.  These risks represent the risk of loss that may impact the Registrants due to changes in the underlying market prices or rates.  Management utilizes derivative instruments to manage these risks.

STRATEGIES FOR UTILIZATION OF DERIVATIVE INSTRUMENTS TO ACHIEVE OBJECTIVES

Risk Management Strategies

The strategy surrounding the use of derivative instruments primarily focuses on managing risk exposures, future cash flows and creating value utilizing both economic and formal hedging strategies.  The risk management strategies also include the use of derivative instruments for trading purposes which focus on seizing market opportunities to create value driven by expected changes in the market prices of the commodities.  To accomplish these objectives, the Registrants primarily employ risk management contracts including physical and financial forward purchase-and-sale contracts and, to a lesser extent, OTC swaps and options.  Not all risk management contracts meet the definition of a derivative under the accounting guidance for “Derivatives and Hedging.”  Derivative risk management contracts elected normal under the normal purchases and normal sales scope exception are not subject to the requirements of this accounting guidance.

The Registrants utilize power, capacity, coal, natural gas, interest rate and, to a lesser extent, heating oil, gasoline and other commodity contracts to manage the risk associated with the energy business.  The Registrants utilize interest rate derivative contracts in order to manage the interest rate exposure associated with the commodity portfolio.  For disclosure purposes, such risks are grouped as “Commodity,” as these risks are related to energy risk management activities.  The Registrants also utilize derivative contracts to manage interest rate risk associated with debt financing and foreign currency risk associated with future purchase obligations denominated in foreign currencies.  For disclosure purposes, these risks are grouped as “Interest Rate and Foreign Currency.”  The amount of risk taken is determined by the Commercial Operations, Energy Supply and Finance groups in accordance with established risk management policies as approved by the Finance Committee of the Board of Directors.

The following tables represent the gross notional volume of the Registrants’ outstanding derivative contracts as of December 31, 2015 and 2014:

Notional Volume of Derivative Instruments
December 31, 2015

Primary Risk Exposure	Unit of Measure	AEP	APCo	I&M	OPCo	PSO	SWEPCo
		(in millions)
Commodity:
Power	MWhs	317.8	40.9	22.8	13.3	11.3	14.0
Coal	Tons	4.4	—	1.6	—	—	2.8
Natural Gas	MMBtus	38.2	0.3	0.2	—	0.2	0.2
Heating Oil and Gasoline	Gallons	7.4	1.4	0.7	1.6	0.8	0.9
Interest Rate	USD	$113.5	$2.4	$1.6	$—	$—	$—

Interest Rate and Foreign Currency	USD	$560.3	$—	$—	$—	$—	$—

Notional Volume of Derivative Instruments
December 31, 2014

Primary Risk Exposure	Unit of Measure	AEP	APCo	I&M	OPCo	PSO	SWEPCo
		(in millions)
Commodity:
Power	MWhs	333.7	32.5	23.8	20.3	16.8	20.5
Coal	Tons	3.1	0.3	0.5	—	—	1.5
Natural Gas	MMBtus	105.9	0.4	0.3	—	—	—
Heating Oil and Gasoline	Gallons	5.5	1.1	0.5	1.1	0.6	0.7
Interest Rate	USD	$152.0	$5.1	$3.5	$—	$—	$—

Interest Rate and Foreign Currency	USD	$815.2	$—	$—	$—	$—	$—

Fair Value Hedging Strategies (Applies to AEP)

Parent enters into interest rate derivative transactions as part of an overall strategy to manage the mix of fixed-rate and floating-rate debt.  Certain interest rate derivative transactions effectively modify exposure to interest rate risk by converting a portion of fixed-rate debt to a floating rate.  Provided specific criteria are met, these interest rate derivatives are designated as fair value hedges.

Cash Flow Hedging Strategies

The Registrants utilize cash flow hedges on certain derivative transactions for the purchase and sale of power (“Commodity”) in order to manage the variable price risk related to forecasted purchases and sales.  Management monitors the potential impacts of commodity price changes and, where appropriate, enters into derivative transactions to protect profit margins for a portion of future electricity sales and purchases.  The Registrants do not hedge all commodity price risk.

The Registrants’ vehicle fleet is exposed to gasoline and diesel fuel price volatility.  The Registrants utilize financial heating oil and gasoline derivative contracts in order to mitigate price risk of future fuel purchases.  Cash flow hedge accounting for these derivative contracts was discontinued effective March 31, 2014. The Registrants do not hedge all fuel price risk.

The Registrants utilize a variety of interest rate derivative transactions in order to manage interest rate risk exposure.  The Registrants also utilize interest rate derivative contracts to manage interest rate exposure related to future borrowings of fixed-rate debt.  The Registrants do not hedge all interest rate exposure.

At times, the Registrants are exposed to foreign currency exchange rate risks primarily when some fixed assets are purchased from foreign suppliers.  In accordance with AEP’s risk management policy, the Registrants may utilize foreign currency derivative transactions to protect against the risk of increased cash outflows resulting from a foreign currency’s appreciation against the dollar.  The Registrants do not hedge all foreign currency exposure.

ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND THE IMPACT ON THE FINANCIAL STATEMENTS

The accounting guidance for “Derivatives and Hedging” requires recognition of all qualifying derivative instruments as either assets or liabilities on the balance sheets at fair value.  The fair values of derivative instruments accounted for using MTM accounting or hedge accounting are based on exchange prices and broker quotes.  If a quoted market price is not available, the estimate of fair value is based on the best information available including valuation models that estimate future energy prices based on existing market and broker quotes, supply and demand market data and assumptions.  In order to determine the relevant fair values of the derivative instruments, the Registrants apply valuation adjustments for discounting, liquidity and credit quality.

Credit risk is the risk that a counterparty will fail to perform on the contract or fail to pay amounts due.  Liquidity risk represents the risk that imperfections in the market will cause the price to vary from estimated fair value based upon prevailing market supply and demand conditions.  Since energy markets are imperfect and volatile, there are inherent risks related to the underlying assumptions in models used to fair value risk management contracts.  Unforeseen events may cause reasonable price curves to differ from actual price curves throughout a contract’s term and at the time a contract settles.  Consequently, there could be significant adverse or favorable effects on future net income and cash flows if market prices are not consistent with management’s estimates of current market consensus for forward prices in the current period.  This is particularly true for longer term contracts.  Cash flows may vary based on market conditions, margin requirements and the timing of settlement of risk management contracts.

According to the accounting guidance for “Derivatives and Hedging,” the Registrants reflect the fair values of derivative instruments subject to netting agreements with the same counterparty net of related cash collateral.  For certain risk management contracts, the Registrants are required to post or receive cash collateral based on third party contractual agreements and risk profiles.  For the December 31, 2015 and 2014 balance sheets, the Registrants netted cash collateral received from third parties against short-term and long-term risk management assets and cash collateral paid to third parties against short-term and long-term risk management liabilities as follows:

	December 31,
	2015		2014
Company	Cash Collateral Received Netted Against Risk Management Assets	Cash Collateral Paid Netted Against Risk Management Liabilities	Cash Collateral Received Netted Against Risk Management Assets	Cash Collateral Paid Netted Against Risk Management Liabilities
	(in millions)
AEP	$5.8	$44.4	$3.5	$35.2
APCo	—	3.1	0.1	0.1
I&M	—	0.6	0.2	—
OPCo	—	0.5	—	0.1
PSO	—	0.3	—	0.1
SWEPCo	—	0.3	—	0.1

The following tables represent the gross fair value of the Registrants’ derivative activity on the balance sheets as of December 31, 2015 and 2014:

AEP

Fair Value of Derivative Instruments
December 31, 2015

	Risk Management Contracts	Hedging Contracts		Gross Amounts of Risk Management Assets/ Liabilities Recognized	Gross Amounts Offset in the Statement of Financial Position (b)	Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position (c)
Balance Sheet Location	Commodity (a)	Commodity (a)	Interest Rate and Foreign Currency (a)
	(in millions)
Current Risk Management Assets	$368.8	$8.2	$0.1	$377.1	$(242.7)	$134.4
Long-term Risk Management Assets	364.8	11.7	—	376.5	(54.7)	321.8
Total Assets	733.6	19.9	0.1	753.6	(297.4)	456.2

Current Risk Management Liabilities	347.0	9.1	0.3	356.4	(269.3)	87.1
Long-term Risk Management Liabilities	223.3	19.3	3.2	245.8	(66.7)	179.1
Total Liabilities	570.3	28.4	3.5	602.2	(336.0)	266.2

Total MTM Derivative Contract Net Assets (Liabilities)	$163.3	$(8.5)	$(3.4)	$151.4	$38.6	$190.0

AEP

Fair Value of Derivative Instruments
December 31, 2014

	Risk Management Contracts	Hedging Contracts		Gross Amounts of Risk Management Assets/ Liabilities Recognized	Gross Amounts Offset in the Statement of Financial Position (b)	Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position (c)
Balance Sheet Location	Commodity (a)	Commodity (a)	Interest Rate and Foreign Currency (a)
	(in millions)
Current Risk Management Assets	$392.6	$30.0	$2.6	$425.2	$(247.3)	$177.9
Long-term Risk Management Assets	366.7	3.8	—	370.5	(76.3)	294.2
Total Assets	759.3	33.8	2.6	795.7	(323.6)	472.1

Current Risk Management Liabilities	328.6	23.4	0.7	352.7	(261.1)	91.6
Long-term Risk Management Liabilities	208.0	7.9	9.2	225.1	(94.2)	130.9
Total Liabilities	536.6	31.3	9.9	577.8	(355.3)	222.5

Total MTM Derivative Contract Net Assets (Liabilities)	$222.7	$2.5	$(7.3)	$217.9	$31.7	$249.6

(a)
Derivative instruments within these categories are reported gross.  These instruments are subject to master netting agreements and are presented on the balance sheets on a net basis in accordance with the accounting guidance for “Derivatives and Hedging.”

(b)	Amounts primarily include counterparty netting of risk management and hedging contracts and associated cash collateral in accordance with the accounting guidance for “Derivatives and Hedging.”

(c)	There are no derivative contracts subject to a master netting arrangement or similar agreement which are not offset in the statement of financial position.

APCo

Fair Value of Derivative Instruments
December 31, 2015

	Risk Management Contracts	Hedging Contracts		Gross Amounts of Risk Management Assets/ Liabilities Recognized	Gross Amounts Offset in the Statement of Financial Position (b)	Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position (c)
Balance Sheet Location	Commodity (a)	Commodity (a)	Interest Rate and Foreign Currency (a)
	(in millions)
Current Risk Management Assets - Nonaffiliated and Affiliated	$25.9	$—	$—	$25.9	$(10.3)	$15.6
Long-term Risk Management Assets - Nonaffiliated	0.3	—	—	0.3	(0.2)	0.1
Total Assets	26.2	—	—	26.2	(10.5)	15.7

Current Risk Management Liabilities - Nonaffiliated	18.1	—	—	18.1	(13.3)	4.8
Long-term Risk Management Liabilities - Nonaffiliated	0.3	—	—	0.3	(0.2)	0.1
Total Liabilities	18.4	—	—	18.4	(13.5)	4.9

Total MTM Derivative Contract Net Assets (Liabilities)	$7.8	$—	$—	$7.8	$3.0	$10.8

APCo

Fair Value of Derivative Instruments
December 31, 2014

	Risk Management Contracts	Hedging Contracts		Gross Amounts of Risk Management Assets/ Liabilities Recognized	Gross Amounts Offset in the Statement of Financial Position (b)	Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position (c)
Balance Sheet Location	Commodity (a)	Commodity (a)	Interest Rate and Foreign Currency (a)
	(in millions)
Current Risk Management Assets - Nonaffiliated	$32.9	$—	$—	$32.9	$(9.1)	$23.8
Long-term Risk Management Assets - Nonaffiliated	5.2	—	—	5.2	(0.3)	4.9
Total Assets	38.1	—	—	38.1	(9.4)	28.7

Current Risk Management Liabilities - Nonaffiliated	20.2	—	—	20.2	(9.2)	11.0
Long-term Risk Management Liabilities - Nonaffiliated	2.3	—	—	2.3	(0.2)	2.1
Total Liabilities	22.5	—	—	22.5	(9.4)	13.1

Total MTM Derivative Contract Net Assets (Liabilities)	$15.6	$—	$—	$15.6	$—	$15.6

(a)
Derivative instruments within these categories are reported gross.  These instruments are subject to master netting agreements and are presented on the balance sheets on a net basis in accordance with the accounting guidance for “Derivatives and Hedging.”

(b)	Amounts include counterparty netting of risk management and hedging contracts and associated cash collateral in accordance with the accounting guidance for “Derivatives and Hedging.”

(c)	There are no derivative contracts subject to a master netting arrangement or similar agreement which are not offset in the statement of financial position.
I&M

Fair Value of Derivative Instruments
December 31, 2015

	Risk Management Contracts	Hedging Contracts		Gross Amounts of Risk Management Assets/ Liabilities Recognized	Gross Amounts Offset in the Statement of Financial Position (b)	Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position (c)
Balance Sheet Location	Commodity (a)	Commodity (a)	Interest Rate and Foreign Currency (a)
	(in millions)
Current Risk Management Assets - Nonaffiliated and Affiliated	$22.8	$—	$—	$22.8	$(10.5)	$12.3
Long-term Risk Management Assets - Nonaffiliated	0.6	—	—	0.6	(0.6)	—
Total Assets	23.4	—	—	23.4	(11.1)	12.3

Current Risk Management Liabilities - Nonaffiliated	17.0	—	—	17.0	(10.7)	6.3
Long-term Risk Management Liabilities - Nonaffiliated	2.6	—	—	2.6	(1.0)	1.6
Total Liabilities	19.6	—	—	19.6	(11.7)	7.9

Total MTM Derivative Contract Net Assets (Liabilities)	$3.8	$—	$—	$3.8	$0.6	$4.4

I&M

Fair Value of Derivative Instruments
December 31, 2014

	Risk Management Contracts	Hedging Contracts		Gross Amounts of Risk Management Assets/ Liabilities Recognized	Gross Amounts Offset in the Statement of Financial Position (b)	Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position (c)
Balance Sheet Location	Commodity (a)	Commodity (a)	Interest Rate and Foreign Currency (a)
	(in millions)
Current Risk Management Assets - Nonaffiliated	$28.5	$—	$—	$28.5	$(6.2)	$22.3
Long-term Risk Management Assets - Nonaffiliated	3.5	—	—	3.5	(0.2)	3.3
Total Assets	32.0	—	—	32.0	(6.4)	25.6

Current Risk Management Liabilities - Nonaffiliated	11.3	—	—	11.3	(6.1)	5.2
Long-term Risk Management Liabilities - Nonaffiliated	1.6	—	—	1.6	(0.2)	1.4
Total Liabilities	12.9	—	—	12.9	(6.3)	6.6

Total MTM Derivative Contract Net Assets (Liabilities)	$19.1	$—	$—	$19.1	$(0.1)	$19.0

(a)
Derivative instruments within these categories are reported gross.  These instruments are subject to master netting agreements and are presented on the balance sheets on a net basis in accordance with the accounting guidance for “Derivatives and Hedging.”

(b)	Amounts include counterparty netting of risk management and hedging contracts and associated cash collateral in accordance with the accounting guidance for “Derivatives and Hedging.”

(c)	There are no derivative contracts subject to a master netting arrangement or similar agreement which are not offset in the statement of financial position.

OPCo

Fair Value of Derivative Instruments
December 31, 2015

	Risk Management Contracts	Hedging Contracts		Gross Amounts of Risk Management Assets/ Liabilities Recognized	Gross Amounts Offset in the Statement of Financial Position (b)	Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position (c)
Balance Sheet Location	Commodity (a)	Commodity (a)	Interest Rate and Foreign Currency (a)
	(in millions)
Current Risk Management Assets	$—	$—	$—	$—	$—	$—
Long-term Risk Management Assets	19.2	—	—	19.2	—	19.2
Total Assets	19.2	—	—	19.2	—	19.2

Current Risk Management Liabilities	4.1	—	—	4.1	(0.5)	3.6
Long-term Risk Management Liabilities	—	—	—	—	—	—
Total Liabilities	4.1	—	—	4.1	(0.5)	3.6

Total MTM Derivative Contract Net Assets (Liabilities)	$15.1	$—	$—	$15.1	$0.5	$15.6

OPCo

Fair Value of Derivative Instruments
December 31, 2014

	Risk Management Contracts	Hedging Contracts		Gross Amounts of Risk Management Assets/ Liabilities Recognized	Gross Amounts Offset in the Statement of Financial Position (b)	Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position (c)
Balance Sheet Location	Commodity (a)	Commodity (a)	Interest Rate and Foreign Currency (a)
	(in millions)
Current Risk Management Assets	$7.2	$—	$—	$7.2	$—	$7.2
Long-term Risk Management Assets	45.1	—	—	45.1	—	45.1
Total Assets	52.3	—	—	52.3	—	52.3

Current Risk Management Liabilities	2.0	—	—	2.0	(0.1)	1.9
Long-term Risk Management Liabilities	3.0	—	—	3.0	—	3.0
Total Liabilities	5.0	—	—	5.0	(0.1)	4.9

Total MTM Derivative Contract Net Assets (Liabilities)	$47.3	$—	$—	$47.3	$0.1	$47.4

(a)
Derivative instruments within these categories are reported gross.  These instruments are subject to master netting agreements and are presented on the balance sheets on a net basis in accordance with the accounting guidance for “Derivatives and Hedging.”

(b)	Amounts include counterparty netting of risk management and hedging contracts and associated cash collateral in accordance with the accounting guidance for “Derivatives and Hedging.”

(c)	There are no derivative contracts subject to a master netting arrangement or similar agreement which are not offset in the statement of financial position.

PSO

Fair Value of Derivative Instruments
December 31, 2015

	Risk Management Contracts	Hedging Contracts		Gross Amounts of Risk Management Assets/ Liabilities Recognized	Gross Amounts Offset in the Statement of Financial Position (b)	Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position (c)
Balance Sheet Location	Commodity (a)	Commodity (a)	Interest Rate and Foreign Currency (a)
	(in millions)
Current Risk Management Assets	$0.6	$—	$—	$0.6	$—	$0.6
Long-term Risk Management Assets	—	—	—	—	—	—
Total Assets	0.6	—	—	0.6	—	0.6

Current Risk Management Liabilities	0.5	—	—	0.5	(0.3)	0.2
Long-term Risk Management Liabilities	—	—	—	—	—	—
Total Liabilities	0.5	—	—	0.5	(0.3)	0.2

Total MTM Derivative Contract Net Assets (Liabilities)	$0.1	$—	$—	$0.1	$0.3	$0.4

PSO

Fair Value of Derivative Instruments
December 31, 2014

	Risk Management Contracts	Hedging Contracts		Gross Amounts of Risk Management Assets/ Liabilities Recognized	Gross Amounts Offset in the Statement of Financial Position (b)	Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position (c)
Balance Sheet Location	Commodity (a)	Commodity (a)	Interest Rate and Foreign Currency (a)
	(in millions)
Current Risk Management Assets	$0.4	$—	$—	$0.4	$(0.4)	$—
Long-term Risk Management Assets	—	—	—	—	—	—
Total Assets	0.4	—	—	0.4	(0.4)	—

Current Risk Management Liabilities	1.3	—	—	1.3	(0.4)	0.9
Long-term Risk Management Liabilities	—	—	—	—	—	—
Total Liabilities	1.3	—	—	1.3	(0.4)	0.9

Total MTM Derivative Contract Net Assets (Liabilities)	$(0.9)	$—	$—	$(0.9)	$—	$(0.9)

(a)
Derivative instruments within these categories are reported gross.  These instruments are subject to master netting agreements and are presented on the balance sheets on a net basis in accordance with the accounting guidance for “Derivatives and Hedging.”

(b)	Amounts include counterparty netting of risk management and hedging contracts and associated cash collateral in accordance with the accounting guidance for “Derivatives and Hedging.”

(c)	There are no derivative contracts subject to a master netting arrangement or similar agreement which are not offset in the statement of financial position.

SWEPCo

Fair Value of Derivative Instruments
December 31, 2015

	Risk Management Contracts	Hedging Contracts		Gross Amounts of Risk Management Assets/ Liabilities Recognized	Gross Amounts Offset in the Statement of Financial Position (b)	Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position (c)
Balance Sheet Location	Commodity (a)	Commodity (a)	Interest Rate and Foreign Currency (a)
	(in millions)
Current Risk Management Assets	$0.8	$—	$—	$0.8	$—	$0.8
Long-term Risk Management Assets	—	—	—	—	—	—
Total Assets	0.8	—	—	0.8	—	0.8

Current Risk Management Liabilities	3.4	—	—	3.4	(0.3)	3.1
Long-term Risk Management Liabilities	2.1	—	—	2.1	—	2.1
Total Liabilities	5.5	—	—	5.5	(0.3)	5.2

Total MTM Derivative Contract Net Assets (Liabilities)	$(4.7)	$—	$—	$(4.7)	$0.3	$(4.4)

SWEPCo

Fair Value of Derivative Instruments
December 31, 2014

	Risk Management Contracts	Hedging Contracts		Gross Amounts of Risk Management Assets/ Liabilities Recognized	Gross Amounts Offset in the Statement of Financial Position (b)	Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position (c)
Balance Sheet Location	Commodity (a)	Commodity (a)	Interest Rate and Foreign Currency (a)
	(in millions)
Current Risk Management Assets	$0.5	$—	$—	$0.5	$(0.5)	$—
Long-term Risk Management Assets	—	—	—	—	—	—
Total Assets	0.5	—	—	0.5	(0.5)	—

Current Risk Management Liabilities	1.6	—	—	1.6	(0.5)	1.1
Long-term Risk Management Liabilities	—	—	—	—	—	—
Total Liabilities	1.6	—	—	1.6	(0.5)	1.1

Total MTM Derivative Contract Net Assets (Liabilities)	$(1.1)	$—	$—	$(1.1)	$—	$(1.1)

(a)
Derivative instruments within these categories are reported gross.  These instruments are subject to master netting agreements and are presented on the balance sheets on a net basis in accordance with the accounting guidance for “Derivatives and Hedging.”

(b)	Amounts include counterparty netting of risk management and hedging contracts and associated cash collateral in accordance with the accounting guidance for “Derivatives and Hedging.”

(c)	There are no derivative contracts subject to a master netting arrangement or similar agreement which are not offset in the statement of financial position.

The tables below present the Registrants’ activity of derivative risk management contracts for the years ended December 31, 2015, 2014 and 2013:

Amount of Gain (Loss) Recognized on
Risk Management Contracts
 Year Ended December 31, 2015

Location of Gain (Loss)	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Vertically Integrated Utilities Revenues	$6.7	$—	$—	$—	$—	$—
Transmission and Distribution Utilities Revenues	(4.3)	—	—	—	—	—
Generation & Marketing Revenues	54.9	—	—	—	—	—
Electric Generation, Transmission and Distribution Revenues	—	1.1	3.3	(4.3)	—	—
Sales to AEP Affiliates	—	2.4	8.2	—	—	—
Purchased Electricity for Resale	6.4	2.0	0.4	—	—	—
Other Operation Expense	(3.3)	(0.4)	(0.4)	(0.6)	(0.4)	(0.5)
Maintenance Expense	(3.3)	(0.7)	(0.4)	(0.5)	(0.4)	(0.4)
Regulatory Assets (a)	(0.9)	3.4	(2.7)	—	0.6	(4.3)
Regulatory Liabilities (a)	30.2	28.7	7.5	(24.7)	4.4	15.1
Total Gain (Loss) on Risk Management Contracts	$86.4	$36.5	$15.9	$(30.1)	$4.2	$9.9

Amount of Gain (Loss) Recognized on
Risk Management Contracts
 Year Ended December 31, 2014

Location of Gain (Loss)	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Vertically Integrated Utilities Revenues	$35.4	$—	$—	$—	$—	$—
Generation & Marketing Revenues	52.5	—	—	—	—	—
Electric Generation, Transmission and Distribution Revenues	—	8.7	13.2	—	0.2	—
Sales to AEP Affiliates	—	—	(0.9)	—	0.9	—
Regulatory Assets (a)	(11.4)	(4.1)	(0.5)	—	(1.0)	(1.1)
Regulatory Liabilities (a)	193.2	49.6	37.4	86.0	0.3	16.9
Total Gain on Risk Management Contracts	$269.7	$54.2	$49.2	$86.0	$0.4	$15.8

Amount of Gain (Loss) Recognized on
Risk Management Contracts
 Year Ended December 31, 2013

Location of Gain (Loss)	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Vertically Integrated Utilities Revenues	$15.1	$—	$—	$—	$—	$—
Generation & Marketing Revenues	49.2	—	—	—	—	—
Electric Generation, Transmission and Distribution Revenues	—	2.0	10.6	4.9	0.4	0.6
Regulatory Assets (a)	(2.4)	—	—	(5.8)	2.9	0.4
Regulatory Liabilities (a)	(5.0)	(0.3)	(9.1)	2.9	1.0	1.5
Total Gain on Risk Management Contracts	$56.9	$1.7	$1.5	$2.0	$4.3	$2.5

(a)	Represents realized and unrealized gains and losses subject to regulatory accounting treatment recorded as either current or noncurrent on the balance sheets.

Certain qualifying derivative instruments have been designated as normal purchase or normal sale contracts, as provided in the accounting guidance for “Derivatives and Hedging.”  Derivative contracts that have been designated as normal purchases or normal sales under that accounting guidance are not subject to MTM accounting treatment and are recognized on the statements of income on an accrual basis.

The accounting for the changes in the fair value of a derivative instrument depends on whether it qualifies for and has been designated as part of a hedging relationship and further, on the type of hedging relationship.  Depending on the exposure, management designates a hedging instrument as a fair value hedge or a cash flow hedge.

For contracts that have not been designated as part of a hedging relationship, the accounting for changes in fair value depends on whether the derivative instrument is held for trading purposes.  Unrealized and realized gains and losses on derivative instruments held for trading purposes are included in revenues on a net basis on the statements of income.  Unrealized and realized gains and losses on derivative instruments not held for trading purposes are included in revenues or expenses on the statements of income depending on the relevant facts and circumstances.  Certain derivatives that economically hedge future commodity risk are recorded in the same expense line item on the statements of income as that of the associated risk. However, unrealized and some realized gains and losses in regulated jurisdictions for both trading and non-trading derivative instruments are recorded as regulatory assets (for losses) or regulatory liabilities (for gains) in accordance with the accounting guidance for “Regulated Operations.”

In connection with OPCo’s June 2012 - May 2015 ESP, the PUCO ordered OPCo to conduct energy and capacity auctions for its entire SSO load for delivery beginning in June 2015, see Note 4 - Rate Matters. These auctions resulted in a range of products, including 12-month, 24-month, and 36-month periods. The delivery period for each contract is scheduled to start on the first day of June of each year, immediately following the auction. Certain affiliated Vertically Integrated Utility and Generation & Marketing segment entities participated in the auction process and were awarded tranches of OPCo’s SSO load. The underlying contracts are derivatives subject to the accounting guidance for “Derivatives and Hedging” and are accounted for using MTM accounting, unless the contract has been designated as a normal purchase or normal sale.

Accounting for Fair Value Hedging Strategies (Applies to AEP)

For fair value hedges (i.e. hedging the exposure to changes in the fair value of an asset, liability or an identified portion thereof attributable to a particular risk), the gain or loss on the derivative instrument as well as the offsetting gain or loss on the hedged item associated with the hedged risk impacts Net Income during the period of change.

AEP records realized and unrealized gains or losses on interest rate swaps that qualify for fair value hedge accounting treatment and any offsetting changes in the fair value of the debt being hedged in Interest Expense on the statements of income.  The following table shows the results of hedging gains (losses) during 2015, 2014, and 2013:

	Years Ended December 31,
	2015	2014	2013
	(in millions)
Gain (Loss) on Fair Value Hedging Instruments	$3.2	$3.8	$(10.4)
Gain (Loss) on Fair Value Portion of Long-term Debt	(3.3)	(3.9)	10.4

For 2015, 2014 and 2013, hedge ineffectiveness was immaterial.

Accounting for Cash Flow Hedging Strategies

For cash flow hedges (i.e. hedging the exposure to variability in expected future cash flows that is attributable to a particular risk), the Registrants initially report the effective portion of the gain or loss on the derivative instrument as a component of Accumulated Other Comprehensive Income (Loss) on the balance sheets until the period the hedged item affects Net Income.  The Registrants recognize any hedge ineffectiveness in Net Income immediately during the period of change, except in regulated jurisdictions where hedge ineffectiveness is recorded as a regulatory asset (for losses) or a regulatory liability (for gains).
Realized gains and losses on derivative contracts for the purchase and sale of power designated as cash flow hedges are included in Total Revenues or Purchased Electricity for Resale on the statements of income or in Regulatory Assets or Regulatory Liabilities on the balance sheets, depending on the specific nature of the risk being hedged.  During 2015, 2014 and 2013, AEP applied cash flow hedging to outstanding power derivatives. During 2015, the Registrant Subsidiaries did not apply cash flow hedging to outstanding power derivatives. During 2014, APCo and I&M applied cash flow hedging to outstanding power derivatives. During 2013, APCo, I&M and OPCo applied cash flow hedging to outstanding power derivatives.

The Registrants reclassify gains and losses on heating oil and gasoline derivative contracts designated as cash flow hedges from Accumulated Other Comprehensive Income (Loss) on the balance sheets into Other Operation expense, Maintenance expense or Depreciation and Amortization expense, as it relates to capital projects, on the statements of income.  During 2013, the Registrants applied cash flow hedging to outstanding heating oil and gasoline derivatives. The impact of cash flow hedge accounting for these derivative contracts was immaterial and was discontinued effective March 31, 2014.

The Registrants reclassify gains and losses on interest rate derivative hedges related to debt financings from Accumulated Other Comprehensive Income (Loss) on the balance sheets into Interest Expense on the statements of income in those periods in which hedged interest payments occur.  During 2015, 2014 and 2013, AEP applied cash flow hedging to outstanding interest rate derivatives. During 2015 and 2014, the Registrant Subsidiaries did not apply cash flow hedging to outstanding interest rate derivatives.  During 2013, I&M applied cash flow hedging to outstanding interest rate derivatives.

The accumulated gains or losses related to foreign currency hedges are reclassified from Accumulated Other Comprehensive Income (Loss) on the balance sheets into Depreciation and Amortization expense on the statements of income over the depreciable lives of the fixed assets designated as the hedged items in qualifying foreign currency hedging relationships.  During 2015, 2014 and 2013, the Registrants did not apply cash flow hedging to any outstanding foreign currency derivatives.

During 2015, 2014 and 2013, hedge ineffectiveness was immaterial or nonexistent for all of the hedge strategies disclosed above.

For details on effective cash flow hedges included in Accumulated Other Comprehensive Income (Loss) on the balance sheets and the reasons for changes in cash flow hedges, see Note 3.

Cash flow hedges included in Accumulated Other Comprehensive Income (Loss) on the balance sheets as of December 31, 2015 and 2014 were:

Impact of Cash Flow Hedges on the Registrants’ Balance Sheets
December 31, 2015

	Hedging Assets (a)		Hedging Liabilities (a)		AOCI Gain (Loss) Net of Tax
Company	Commodity	Interest Rate and Foreign Currency	Commodity	Interest Rate and Foreign Currency	Commodity	Interest Rate and Foreign Currency
	(in millions)
AEP	$17.6	$—	$26.1	$0.4	$(5.2)	$(17.2)
APCo	—	—	—	—	—	3.6
I&M	—	—	—	—	—	(13.3)
OPCo	—	—	—	—	—	4.3
PSO	—	—	—	—	—	4.2
SWEPCo	—	—	—	—	—	(9.1)

	Expected to be Reclassified to Net Income During the Next Twelve Months
Company	Commodity	Interest Rate and Foreign Currency	Maximum Term for Exposure to Variability of Future Cash Flows
	(in millions)		(in months)
AEP	$(0.4)	$(1.5)	144
APCo	—	0.7	0
I&M	—	(1.3)	0
OPCo	—	1.2	0
PSO	—	0.8	0
SWEPCo	—	(1.7)	0

Impact of Cash Flow Hedges on the Registrants’ Balance Sheets
December 31, 2014

	Hedging Assets (a)		Hedging Liabilities (a)		AOCI Gain (Loss) Net of Tax
Company	Commodity	Interest Rate and Foreign Currency	Commodity	Interest Rate and Foreign Currency	Commodity	Interest Rate and Foreign Currency
	(in millions)
AEP	$16.8	$—	$14.3	$1.0	$1.6	$(19.1)
APCo	—	—	—	—	—	3.9
I&M	—	—	—	—	—	(14.4)
OPCo	—	—	—	—	—	5.6
PSO	—	—	—	—	—	5.0
SWEPCo	—	—	—	—	—	(11.1)

	Expected to be Reclassified to Net Income During the Next Twelve Months
Company	Commodity	Interest Rate and Foreign Currency
	(in millions)
AEP	$4.3	$(2.0)
APCo	—	0.3
I&M	—	(1.1)
OPCo	—	1.4
PSO	—	0.8
SWEPCo	—	(2.0)

(a)	Hedging Assets and Hedging Liabilities are included in Risk Management Assets and Liabilities on the balance sheets.

The actual amounts reclassified from Accumulated Other Comprehensive Income (Loss) to Net Income can differ from the estimate above due to market price changes.
Credit Risk

Management limits credit risk in marketing and trading activities by assessing the creditworthiness of potential counterparties before entering into transactions with them and continuing to evaluate their creditworthiness on an ongoing basis.  Management uses Moody’s, Standard and Poor’s and current market-based qualitative and quantitative data as well as financial statements to assess the financial health of counterparties on an ongoing basis.

When management uses standardized master agreements, these agreements may include collateral requirements.  These master agreements facilitate the netting of cash flows associated with a single counterparty.  Cash, letters of credit and parental/affiliate guarantees may be obtained as security from counterparties in order to mitigate credit risk.  The collateral agreements require a counterparty to post cash or letters of credit in the event an exposure exceeds the established threshold.  The threshold represents an unsecured credit limit which may be supported by a parental/affiliate guaranty, as determined in accordance with AEP’s credit policy.  In addition, collateral agreements allow for termination and liquidation of all positions in the event of a failure or inability to post collateral.

Collateral Triggering Events

Under the tariffs of the RTOs and Independent System Operators (ISOs) and a limited number of derivative and non-derivative contracts primarily related to competitive retail auction loads, the Registrants are obligated to post an additional amount of collateral if certain credit ratings decline below a specified rating threshold.  The amount of collateral required fluctuates based on market prices and total exposure.  On an ongoing basis, AEP’s risk management organization assesses the appropriateness of these collateral triggering items in contracts.  The Registrants have not experienced a downgrade below a specified rating threshold that would require the posting of additional collateral.  The following tables represent the Registrants’ exposure if credit ratings were to decline below a specified rating threshold as of December 31, 2015 and 2014:

	December 31, 2015
Company	Fair Value of Contracts with Credit Downgrade Triggers	Amount of Collateral the Registrants Would Have Been Required to Post for Derivative Contracts as well as Non- Derivative Contracts Subject to the Same Master Netting Arrangement	Amount of Collateral the Registrants Would Have Been Required to Post Attributable to RTOs and ISOs	Amount of Collateral Attributable to Other Contracts
	(in millions)
AEP	$—	$—	$17.5	$297.8	(a)
APCo	—	—	4.9	0.1
I&M	—	—	3.3	0.1
OPCo	—	—	—	—
PSO	—	—	—	3.2
SWEPCo	—	—	—	0.1

	December 31, 2014
Company	Fair Value of Contracts with Credit Downgrade Triggers	Amount of Collateral the Registrants Would Have Been Required to Post for Derivative Contracts as well as Non- Derivative Contracts Subject to the Same Master Netting Arrangement	Amount of Collateral the Registrants Would Have Been Required to Post Attributable to RTOs and ISOs	Amount of Collateral Attributable to Other Contracts
	(in millions)
AEP	$—	$—	$36.0	$280.6	(a)
APCo	—	—	6.3	0.1
I&M	—	—	4.3	—
OPCo	—	—	—	—
PSO	—	—	0.7	4.1
SWEPCo	—	—	0.9	0.2

(a)
Represents the amount of collateral AEP subsidiaries would have been required to post for other significant non-derivative contracts including AGR jointly owned plant contracts and various other commodity related contacts.

In addition, a majority of the Registrants’ non-exchange traded commodity contracts contain cross-default provisions that, if triggered, would permit the counterparty to declare a default and require settlement of the outstanding payable.  These cross-default provisions could be triggered if there was a non-performance event by Parent or the obligor under outstanding debt or a third party obligation in excess of $50 million.  On an ongoing basis, AEP’s risk management organization assesses the appropriateness of these cross-default provisions in the contracts.  The following tables represent: (a) the fair value of these derivative liabilities subject to cross-default provisions prior to consideration of contractual netting arrangements, (b) the amount this exposure has been reduced by cash collateral posted by the Registrants and (c) if a cross-default provision would have been triggered, the settlement amount that would be required after considering the Registrants’ contractual netting arrangements as of December 31, 2015 and 2014:

	December 31, 2015
Company	Liabilities for Contracts with Cross Default Provisions Prior to Contractual Netting Arrangements	Amount of Cash Collateral Posted	Additional Settlement Liability if Cross Default Provision is Triggered
	(in millions)
AEP	$300.1	$0.8	$240.6
APCo	3.7	—	3.7
I&M	2.5	—	2.5
OPCo	—	—	—
PSO	—	—	—
SWEPCo	—	—	—

	December 31, 2014
Company	Liabilities for Contracts with Cross Default Provisions Prior to Contractual Netting Arrangements	Amount of Cash Collateral Posted	Additional Settlement Liability if Cross Default Provision is Triggered
	(in millions)
AEP	$235.2	$8.5	$178.2
APCo	9.0	—	9.0
I&M	6.1	—	6.1
OPCo	—	—	—
PSO	—	—	—
SWEPCo	—	—	—

Ohio Power Co [Member]
Derivatives and Hedging
DERIVATIVES AND HEDGING

The disclosures in this note apply to all Registrants unless indicated otherwise.

OBJECTIVES FOR UTILIZATION OF DERIVATIVE INSTRUMENTS

AEPSC is agent for and transacts on behalf of AEP subsidiaries, including the Registrant Subsidiaries. AEPEP is agent for and transacts on behalf of other AEP subsidiaries.

The Registrants are exposed to certain market risks as major power producers and participants in the electricity, capacity, natural gas, coal and emission allowance markets.  These risks include commodity price risks which may be subject to capacity risk, interest rate risk, credit risk and, to a lesser extent, foreign currency exchange risk.  These risks represent the risk of loss that may impact the Registrants due to changes in the underlying market prices or rates.  Management utilizes derivative instruments to manage these risks.

STRATEGIES FOR UTILIZATION OF DERIVATIVE INSTRUMENTS TO ACHIEVE OBJECTIVES

Risk Management Strategies

The strategy surrounding the use of derivative instruments primarily focuses on managing risk exposures, future cash flows and creating value utilizing both economic and formal hedging strategies.  The risk management strategies also include the use of derivative instruments for trading purposes which focus on seizing market opportunities to create value driven by expected changes in the market prices of the commodities.  To accomplish these objectives, the Registrants primarily employ risk management contracts including physical and financial forward purchase-and-sale contracts and, to a lesser extent, OTC swaps and options.  Not all risk management contracts meet the definition of a derivative under the accounting guidance for “Derivatives and Hedging.”  Derivative risk management contracts elected normal under the normal purchases and normal sales scope exception are not subject to the requirements of this accounting guidance.

The Registrants utilize power, capacity, coal, natural gas, interest rate and, to a lesser extent, heating oil, gasoline and other commodity contracts to manage the risk associated with the energy business.  The Registrants utilize interest rate derivative contracts in order to manage the interest rate exposure associated with the commodity portfolio.  For disclosure purposes, such risks are grouped as “Commodity,” as these risks are related to energy risk management activities.  The Registrants also utilize derivative contracts to manage interest rate risk associated with debt financing and foreign currency risk associated with future purchase obligations denominated in foreign currencies.  For disclosure purposes, these risks are grouped as “Interest Rate and Foreign Currency.”  The amount of risk taken is determined by the Commercial Operations, Energy Supply and Finance groups in accordance with established risk management policies as approved by the Finance Committee of the Board of Directors.

The following tables represent the gross notional volume of the Registrants’ outstanding derivative contracts as of December 31, 2015 and 2014:

Notional Volume of Derivative Instruments
December 31, 2015

Primary Risk Exposure	Unit of Measure	AEP	APCo	I&M	OPCo	PSO	SWEPCo
		(in millions)
Commodity:
Power	MWhs	317.8	40.9	22.8	13.3	11.3	14.0
Coal	Tons	4.4	—	1.6	—	—	2.8
Natural Gas	MMBtus	38.2	0.3	0.2	—	0.2	0.2
Heating Oil and Gasoline	Gallons	7.4	1.4	0.7	1.6	0.8	0.9
Interest Rate	USD	$113.5	$2.4	$1.6	$—	$—	$—

Interest Rate and Foreign Currency	USD	$560.3	$—	$—	$—	$—	$—

Notional Volume of Derivative Instruments
December 31, 2014

Primary Risk Exposure	Unit of Measure	AEP	APCo	I&M	OPCo	PSO	SWEPCo
		(in millions)
Commodity:
Power	MWhs	333.7	32.5	23.8	20.3	16.8	20.5
Coal	Tons	3.1	0.3	0.5	—	—	1.5
Natural Gas	MMBtus	105.9	0.4	0.3	—	—	—
Heating Oil and Gasoline	Gallons	5.5	1.1	0.5	1.1	0.6	0.7
Interest Rate	USD	$152.0	$5.1	$3.5	$—	$—	$—

Interest Rate and Foreign Currency	USD	$815.2	$—	$—	$—	$—	$—

Fair Value Hedging Strategies (Applies to AEP)

Parent enters into interest rate derivative transactions as part of an overall strategy to manage the mix of fixed-rate and floating-rate debt.  Certain interest rate derivative transactions effectively modify exposure to interest rate risk by converting a portion of fixed-rate debt to a floating rate.  Provided specific criteria are met, these interest rate derivatives are designated as fair value hedges.

Cash Flow Hedging Strategies

The Registrants utilize cash flow hedges on certain derivative transactions for the purchase and sale of power (“Commodity”) in order to manage the variable price risk related to forecasted purchases and sales.  Management monitors the potential impacts of commodity price changes and, where appropriate, enters into derivative transactions to protect profit margins for a portion of future electricity sales and purchases.  The Registrants do not hedge all commodity price risk.

The Registrants’ vehicle fleet is exposed to gasoline and diesel fuel price volatility.  The Registrants utilize financial heating oil and gasoline derivative contracts in order to mitigate price risk of future fuel purchases.  Cash flow hedge accounting for these derivative contracts was discontinued effective March 31, 2014. The Registrants do not hedge all fuel price risk.

The Registrants utilize a variety of interest rate derivative transactions in order to manage interest rate risk exposure.  The Registrants also utilize interest rate derivative contracts to manage interest rate exposure related to future borrowings of fixed-rate debt.  The Registrants do not hedge all interest rate exposure.

At times, the Registrants are exposed to foreign currency exchange rate risks primarily when some fixed assets are purchased from foreign suppliers.  In accordance with AEP’s risk management policy, the Registrants may utilize foreign currency derivative transactions to protect against the risk of increased cash outflows resulting from a foreign currency’s appreciation against the dollar.  The Registrants do not hedge all foreign currency exposure.

ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND THE IMPACT ON THE FINANCIAL STATEMENTS

The accounting guidance for “Derivatives and Hedging” requires recognition of all qualifying derivative instruments as either assets or liabilities on the balance sheets at fair value.  The fair values of derivative instruments accounted for using MTM accounting or hedge accounting are based on exchange prices and broker quotes.  If a quoted market price is not available, the estimate of fair value is based on the best information available including valuation models that estimate future energy prices based on existing market and broker quotes, supply and demand market data and assumptions.  In order to determine the relevant fair values of the derivative instruments, the Registrants apply valuation adjustments for discounting, liquidity and credit quality.

Credit risk is the risk that a counterparty will fail to perform on the contract or fail to pay amounts due.  Liquidity risk represents the risk that imperfections in the market will cause the price to vary from estimated fair value based upon prevailing market supply and demand conditions.  Since energy markets are imperfect and volatile, there are inherent risks related to the underlying assumptions in models used to fair value risk management contracts.  Unforeseen events may cause reasonable price curves to differ from actual price curves throughout a contract’s term and at the time a contract settles.  Consequently, there could be significant adverse or favorable effects on future net income and cash flows if market prices are not consistent with management’s estimates of current market consensus for forward prices in the current period.  This is particularly true for longer term contracts.  Cash flows may vary based on market conditions, margin requirements and the timing of settlement of risk management contracts.

According to the accounting guidance for “Derivatives and Hedging,” the Registrants reflect the fair values of derivative instruments subject to netting agreements with the same counterparty net of related cash collateral.  For certain risk management contracts, the Registrants are required to post or receive cash collateral based on third party contractual agreements and risk profiles.  For the December 31, 2015 and 2014 balance sheets, the Registrants netted cash collateral received from third parties against short-term and long-term risk management assets and cash collateral paid to third parties against short-term and long-term risk management liabilities as follows:

	December 31,
	2015		2014
Company	Cash Collateral Received Netted Against Risk Management Assets	Cash Collateral Paid Netted Against Risk Management Liabilities	Cash Collateral Received Netted Against Risk Management Assets	Cash Collateral Paid Netted Against Risk Management Liabilities
	(in millions)
AEP	$5.8	$44.4	$3.5	$35.2
APCo	—	3.1	0.1	0.1
I&M	—	0.6	0.2	—
OPCo	—	0.5	—	0.1
PSO	—	0.3	—	0.1
SWEPCo	—	0.3	—	0.1

The following tables represent the gross fair value of the Registrants’ derivative activity on the balance sheets as of December 31, 2015 and 2014:

AEP

Fair Value of Derivative Instruments
December 31, 2015

	Risk Management Contracts	Hedging Contracts		Gross Amounts of Risk Management Assets/ Liabilities Recognized	Gross Amounts Offset in the Statement of Financial Position (b)	Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position (c)
Balance Sheet Location	Commodity (a)	Commodity (a)	Interest Rate and Foreign Currency (a)
	(in millions)
Current Risk Management Assets	$368.8	$8.2	$0.1	$377.1	$(242.7)	$134.4
Long-term Risk Management Assets	364.8	11.7	—	376.5	(54.7)	321.8
Total Assets	733.6	19.9	0.1	753.6	(297.4)	456.2

Current Risk Management Liabilities	347.0	9.1	0.3	356.4	(269.3)	87.1
Long-term Risk Management Liabilities	223.3	19.3	3.2	245.8	(66.7)	179.1
Total Liabilities	570.3	28.4	3.5	602.2	(336.0)	266.2

Total MTM Derivative Contract Net Assets (Liabilities)	$163.3	$(8.5)	$(3.4)	$151.4	$38.6	$190.0

AEP

Fair Value of Derivative Instruments
December 31, 2014

	Risk Management Contracts	Hedging Contracts		Gross Amounts of Risk Management Assets/ Liabilities Recognized	Gross Amounts Offset in the Statement of Financial Position (b)	Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position (c)
Balance Sheet Location	Commodity (a)	Commodity (a)	Interest Rate and Foreign Currency (a)
	(in millions)
Current Risk Management Assets	$392.6	$30.0	$2.6	$425.2	$(247.3)	$177.9
Long-term Risk Management Assets	366.7	3.8	—	370.5	(76.3)	294.2
Total Assets	759.3	33.8	2.6	795.7	(323.6)	472.1

Current Risk Management Liabilities	328.6	23.4	0.7	352.7	(261.1)	91.6
Long-term Risk Management Liabilities	208.0	7.9	9.2	225.1	(94.2)	130.9
Total Liabilities	536.6	31.3	9.9	577.8	(355.3)	222.5

Total MTM Derivative Contract Net Assets (Liabilities)	$222.7	$2.5	$(7.3)	$217.9	$31.7	$249.6

(a)
Derivative instruments within these categories are reported gross.  These instruments are subject to master netting agreements and are presented on the balance sheets on a net basis in accordance with the accounting guidance for “Derivatives and Hedging.”

(b)	Amounts primarily include counterparty netting of risk management and hedging contracts and associated cash collateral in accordance with the accounting guidance for “Derivatives and Hedging.”

(c)	There are no derivative contracts subject to a master netting arrangement or similar agreement which are not offset in the statement of financial position.

APCo

Fair Value of Derivative Instruments
December 31, 2015

	Risk Management Contracts	Hedging Contracts		Gross Amounts of Risk Management Assets/ Liabilities Recognized	Gross Amounts Offset in the Statement of Financial Position (b)	Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position (c)
Balance Sheet Location	Commodity (a)	Commodity (a)	Interest Rate and Foreign Currency (a)
	(in millions)
Current Risk Management Assets - Nonaffiliated and Affiliated	$25.9	$—	$—	$25.9	$(10.3)	$15.6
Long-term Risk Management Assets - Nonaffiliated	0.3	—	—	0.3	(0.2)	0.1
Total Assets	26.2	—	—	26.2	(10.5)	15.7

Current Risk Management Liabilities - Nonaffiliated	18.1	—	—	18.1	(13.3)	4.8
Long-term Risk Management Liabilities - Nonaffiliated	0.3	—	—	0.3	(0.2)	0.1
Total Liabilities	18.4	—	—	18.4	(13.5)	4.9

Total MTM Derivative Contract Net Assets (Liabilities)	$7.8	$—	$—	$7.8	$3.0	$10.8

APCo

Fair Value of Derivative Instruments
December 31, 2014

	Risk Management Contracts	Hedging Contracts		Gross Amounts of Risk Management Assets/ Liabilities Recognized	Gross Amounts Offset in the Statement of Financial Position (b)	Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position (c)
Balance Sheet Location	Commodity (a)	Commodity (a)	Interest Rate and Foreign Currency (a)
	(in millions)
Current Risk Management Assets - Nonaffiliated	$32.9	$—	$—	$32.9	$(9.1)	$23.8
Long-term Risk Management Assets - Nonaffiliated	5.2	—	—	5.2	(0.3)	4.9
Total Assets	38.1	—	—	38.1	(9.4)	28.7

Current Risk Management Liabilities - Nonaffiliated	20.2	—	—	20.2	(9.2)	11.0
Long-term Risk Management Liabilities - Nonaffiliated	2.3	—	—	2.3	(0.2)	2.1
Total Liabilities	22.5	—	—	22.5	(9.4)	13.1

Total MTM Derivative Contract Net Assets (Liabilities)	$15.6	$—	$—	$15.6	$—	$15.6

(a)
Derivative instruments within these categories are reported gross.  These instruments are subject to master netting agreements and are presented on the balance sheets on a net basis in accordance with the accounting guidance for “Derivatives and Hedging.”

(b)	Amounts include counterparty netting of risk management and hedging contracts and associated cash collateral in accordance with the accounting guidance for “Derivatives and Hedging.”

(c)	There are no derivative contracts subject to a master netting arrangement or similar agreement which are not offset in the statement of financial position.
I&M

Fair Value of Derivative Instruments
December 31, 2015

	Risk Management Contracts	Hedging Contracts		Gross Amounts of Risk Management Assets/ Liabilities Recognized	Gross Amounts Offset in the Statement of Financial Position (b)	Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position (c)
Balance Sheet Location	Commodity (a)	Commodity (a)	Interest Rate and Foreign Currency (a)
	(in millions)
Current Risk Management Assets - Nonaffiliated and Affiliated	$22.8	$—	$—	$22.8	$(10.5)	$12.3
Long-term Risk Management Assets - Nonaffiliated	0.6	—	—	0.6	(0.6)	—
Total Assets	23.4	—	—	23.4	(11.1)	12.3

Current Risk Management Liabilities - Nonaffiliated	17.0	—	—	17.0	(10.7)	6.3
Long-term Risk Management Liabilities - Nonaffiliated	2.6	—	—	2.6	(1.0)	1.6
Total Liabilities	19.6	—	—	19.6	(11.7)	7.9

Total MTM Derivative Contract Net Assets (Liabilities)	$3.8	$—	$—	$3.8	$0.6	$4.4

I&M

Fair Value of Derivative Instruments
December 31, 2014

	Risk Management Contracts	Hedging Contracts		Gross Amounts of Risk Management Assets/ Liabilities Recognized	Gross Amounts Offset in the Statement of Financial Position (b)	Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position (c)
Balance Sheet Location	Commodity (a)	Commodity (a)	Interest Rate and Foreign Currency (a)
	(in millions)
Current Risk Management Assets - Nonaffiliated	$28.5	$—	$—	$28.5	$(6.2)	$22.3
Long-term Risk Management Assets - Nonaffiliated	3.5	—	—	3.5	(0.2)	3.3
Total Assets	32.0	—	—	32.0	(6.4)	25.6

Current Risk Management Liabilities - Nonaffiliated	11.3	—	—	11.3	(6.1)	5.2
Long-term Risk Management Liabilities - Nonaffiliated	1.6	—	—	1.6	(0.2)	1.4
Total Liabilities	12.9	—	—	12.9	(6.3)	6.6

Total MTM Derivative Contract Net Assets (Liabilities)	$19.1	$—	$—	$19.1	$(0.1)	$19.0

(a)
Derivative instruments within these categories are reported gross.  These instruments are subject to master netting agreements and are presented on the balance sheets on a net basis in accordance with the accounting guidance for “Derivatives and Hedging.”

(b)	Amounts include counterparty netting of risk management and hedging contracts and associated cash collateral in accordance with the accounting guidance for “Derivatives and Hedging.”

(c)	There are no derivative contracts subject to a master netting arrangement or similar agreement which are not offset in the statement of financial position.

OPCo

Fair Value of Derivative Instruments
December 31, 2015

	Risk Management Contracts	Hedging Contracts		Gross Amounts of Risk Management Assets/ Liabilities Recognized	Gross Amounts Offset in the Statement of Financial Position (b)	Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position (c)
Balance Sheet Location	Commodity (a)	Commodity (a)	Interest Rate and Foreign Currency (a)
	(in millions)
Current Risk Management Assets	$—	$—	$—	$—	$—	$—
Long-term Risk Management Assets	19.2	—	—	19.2	—	19.2
Total Assets	19.2	—	—	19.2	—	19.2

Current Risk Management Liabilities	4.1	—	—	4.1	(0.5)	3.6
Long-term Risk Management Liabilities	—	—	—	—	—	—
Total Liabilities	4.1	—	—	4.1	(0.5)	3.6

Total MTM Derivative Contract Net Assets (Liabilities)	$15.1	$—	$—	$15.1	$0.5	$15.6

OPCo

Fair Value of Derivative Instruments
December 31, 2014

	Risk Management Contracts	Hedging Contracts		Gross Amounts of Risk Management Assets/ Liabilities Recognized	Gross Amounts Offset in the Statement of Financial Position (b)	Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position (c)
Balance Sheet Location	Commodity (a)	Commodity (a)	Interest Rate and Foreign Currency (a)
	(in millions)
Current Risk Management Assets	$7.2	$—	$—	$7.2	$—	$7.2
Long-term Risk Management Assets	45.1	—	—	45.1	—	45.1
Total Assets	52.3	—	—	52.3	—	52.3

Current Risk Management Liabilities	2.0	—	—	2.0	(0.1)	1.9
Long-term Risk Management Liabilities	3.0	—	—	3.0	—	3.0
Total Liabilities	5.0	—	—	5.0	(0.1)	4.9

Total MTM Derivative Contract Net Assets (Liabilities)	$47.3	$—	$—	$47.3	$0.1	$47.4

(a)
Derivative instruments within these categories are reported gross.  These instruments are subject to master netting agreements and are presented on the balance sheets on a net basis in accordance with the accounting guidance for “Derivatives and Hedging.”

(b)	Amounts include counterparty netting of risk management and hedging contracts and associated cash collateral in accordance with the accounting guidance for “Derivatives and Hedging.”

(c)	There are no derivative contracts subject to a master netting arrangement or similar agreement which are not offset in the statement of financial position.

PSO

Fair Value of Derivative Instruments
December 31, 2015

	Risk Management Contracts	Hedging Contracts		Gross Amounts of Risk Management Assets/ Liabilities Recognized	Gross Amounts Offset in the Statement of Financial Position (b)	Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position (c)
Balance Sheet Location	Commodity (a)	Commodity (a)	Interest Rate and Foreign Currency (a)
	(in millions)
Current Risk Management Assets	$0.6	$—	$—	$0.6	$—	$0.6
Long-term Risk Management Assets	—	—	—	—	—	—
Total Assets	0.6	—	—	0.6	—	0.6

Current Risk Management Liabilities	0.5	—	—	0.5	(0.3)	0.2
Long-term Risk Management Liabilities	—	—	—	—	—	—
Total Liabilities	0.5	—	—	0.5	(0.3)	0.2

Total MTM Derivative Contract Net Assets (Liabilities)	$0.1	$—	$—	$0.1	$0.3	$0.4

PSO

Fair Value of Derivative Instruments
December 31, 2014

	Risk Management Contracts	Hedging Contracts		Gross Amounts of Risk Management Assets/ Liabilities Recognized	Gross Amounts Offset in the Statement of Financial Position (b)	Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position (c)
Balance Sheet Location	Commodity (a)	Commodity (a)	Interest Rate and Foreign Currency (a)
	(in millions)
Current Risk Management Assets	$0.4	$—	$—	$0.4	$(0.4)	$—
Long-term Risk Management Assets	—	—	—	—	—	—
Total Assets	0.4	—	—	0.4	(0.4)	—

Current Risk Management Liabilities	1.3	—	—	1.3	(0.4)	0.9
Long-term Risk Management Liabilities	—	—	—	—	—	—
Total Liabilities	1.3	—	—	1.3	(0.4)	0.9

Total MTM Derivative Contract Net Assets (Liabilities)	$(0.9)	$—	$—	$(0.9)	$—	$(0.9)

(a)
Derivative instruments within these categories are reported gross.  These instruments are subject to master netting agreements and are presented on the balance sheets on a net basis in accordance with the accounting guidance for “Derivatives and Hedging.”

(b)	Amounts include counterparty netting of risk management and hedging contracts and associated cash collateral in accordance with the accounting guidance for “Derivatives and Hedging.”

(c)	There are no derivative contracts subject to a master netting arrangement or similar agreement which are not offset in the statement of financial position.

SWEPCo

Fair Value of Derivative Instruments
December 31, 2015

	Risk Management Contracts	Hedging Contracts		Gross Amounts of Risk Management Assets/ Liabilities Recognized	Gross Amounts Offset in the Statement of Financial Position (b)	Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position (c)
Balance Sheet Location	Commodity (a)	Commodity (a)	Interest Rate and Foreign Currency (a)
	(in millions)
Current Risk Management Assets	$0.8	$—	$—	$0.8	$—	$0.8
Long-term Risk Management Assets	—	—	—	—	—	—
Total Assets	0.8	—	—	0.8	—	0.8

Current Risk Management Liabilities	3.4	—	—	3.4	(0.3)	3.1
Long-term Risk Management Liabilities	2.1	—	—	2.1	—	2.1
Total Liabilities	5.5	—	—	5.5	(0.3)	5.2

Total MTM Derivative Contract Net Assets (Liabilities)	$(4.7)	$—	$—	$(4.7)	$0.3	$(4.4)

SWEPCo

Fair Value of Derivative Instruments
December 31, 2014

	Risk Management Contracts	Hedging Contracts		Gross Amounts of Risk Management Assets/ Liabilities Recognized	Gross Amounts Offset in the Statement of Financial Position (b)	Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position (c)
Balance Sheet Location	Commodity (a)	Commodity (a)	Interest Rate and Foreign Currency (a)
	(in millions)
Current Risk Management Assets	$0.5	$—	$—	$0.5	$(0.5)	$—
Long-term Risk Management Assets	—	—	—	—	—	—
Total Assets	0.5	—	—	0.5	(0.5)	—

Current Risk Management Liabilities	1.6	—	—	1.6	(0.5)	1.1
Long-term Risk Management Liabilities	—	—	—	—	—	—
Total Liabilities	1.6	—	—	1.6	(0.5)	1.1

Total MTM Derivative Contract Net Assets (Liabilities)	$(1.1)	$—	$—	$(1.1)	$—	$(1.1)

(a)
Derivative instruments within these categories are reported gross.  These instruments are subject to master netting agreements and are presented on the balance sheets on a net basis in accordance with the accounting guidance for “Derivatives and Hedging.”

(b)	Amounts include counterparty netting of risk management and hedging contracts and associated cash collateral in accordance with the accounting guidance for “Derivatives and Hedging.”

(c)	There are no derivative contracts subject to a master netting arrangement or similar agreement which are not offset in the statement of financial position.

The tables below present the Registrants’ activity of derivative risk management contracts for the years ended December 31, 2015, 2014 and 2013:

Amount of Gain (Loss) Recognized on
Risk Management Contracts
 Year Ended December 31, 2015

Location of Gain (Loss)	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Vertically Integrated Utilities Revenues	$6.7	$—	$—	$—	$—	$—
Transmission and Distribution Utilities Revenues	(4.3)	—	—	—	—	—
Generation & Marketing Revenues	54.9	—	—	—	—	—
Electric Generation, Transmission and Distribution Revenues	—	1.1	3.3	(4.3)	—	—
Sales to AEP Affiliates	—	2.4	8.2	—	—	—
Purchased Electricity for Resale	6.4	2.0	0.4	—	—	—
Other Operation Expense	(3.3)	(0.4)	(0.4)	(0.6)	(0.4)	(0.5)
Maintenance Expense	(3.3)	(0.7)	(0.4)	(0.5)	(0.4)	(0.4)
Regulatory Assets (a)	(0.9)	3.4	(2.7)	—	0.6	(4.3)
Regulatory Liabilities (a)	30.2	28.7	7.5	(24.7)	4.4	15.1
Total Gain (Loss) on Risk Management Contracts	$86.4	$36.5	$15.9	$(30.1)	$4.2	$9.9

Amount of Gain (Loss) Recognized on
Risk Management Contracts
 Year Ended December 31, 2014

Location of Gain (Loss)	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Vertically Integrated Utilities Revenues	$35.4	$—	$—	$—	$—	$—
Generation & Marketing Revenues	52.5	—	—	—	—	—
Electric Generation, Transmission and Distribution Revenues	—	8.7	13.2	—	0.2	—
Sales to AEP Affiliates	—	—	(0.9)	—	0.9	—
Regulatory Assets (a)	(11.4)	(4.1)	(0.5)	—	(1.0)	(1.1)
Regulatory Liabilities (a)	193.2	49.6	37.4	86.0	0.3	16.9
Total Gain on Risk Management Contracts	$269.7	$54.2	$49.2	$86.0	$0.4	$15.8

Amount of Gain (Loss) Recognized on
Risk Management Contracts
 Year Ended December 31, 2013

Location of Gain (Loss)	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Vertically Integrated Utilities Revenues	$15.1	$—	$—	$—	$—	$—
Generation & Marketing Revenues	49.2	—	—	—	—	—
Electric Generation, Transmission and Distribution Revenues	—	2.0	10.6	4.9	0.4	0.6
Regulatory Assets (a)	(2.4)	—	—	(5.8)	2.9	0.4
Regulatory Liabilities (a)	(5.0)	(0.3)	(9.1)	2.9	1.0	1.5
Total Gain on Risk Management Contracts	$56.9	$1.7	$1.5	$2.0	$4.3	$2.5

(a)	Represents realized and unrealized gains and losses subject to regulatory accounting treatment recorded as either current or noncurrent on the balance sheets.

Certain qualifying derivative instruments have been designated as normal purchase or normal sale contracts, as provided in the accounting guidance for “Derivatives and Hedging.”  Derivative contracts that have been designated as normal purchases or normal sales under that accounting guidance are not subject to MTM accounting treatment and are recognized on the statements of income on an accrual basis.

The accounting for the changes in the fair value of a derivative instrument depends on whether it qualifies for and has been designated as part of a hedging relationship and further, on the type of hedging relationship.  Depending on the exposure, management designates a hedging instrument as a fair value hedge or a cash flow hedge.

For contracts that have not been designated as part of a hedging relationship, the accounting for changes in fair value depends on whether the derivative instrument is held for trading purposes.  Unrealized and realized gains and losses on derivative instruments held for trading purposes are included in revenues on a net basis on the statements of income.  Unrealized and realized gains and losses on derivative instruments not held for trading purposes are included in revenues or expenses on the statements of income depending on the relevant facts and circumstances.  Certain derivatives that economically hedge future commodity risk are recorded in the same expense line item on the statements of income as that of the associated risk. However, unrealized and some realized gains and losses in regulated jurisdictions for both trading and non-trading derivative instruments are recorded as regulatory assets (for losses) or regulatory liabilities (for gains) in accordance with the accounting guidance for “Regulated Operations.”

In connection with OPCo’s June 2012 - May 2015 ESP, the PUCO ordered OPCo to conduct energy and capacity auctions for its entire SSO load for delivery beginning in June 2015, see Note 4 - Rate Matters. These auctions resulted in a range of products, including 12-month, 24-month, and 36-month periods. The delivery period for each contract is scheduled to start on the first day of June of each year, immediately following the auction. Certain affiliated Vertically Integrated Utility and Generation & Marketing segment entities participated in the auction process and were awarded tranches of OPCo’s SSO load. The underlying contracts are derivatives subject to the accounting guidance for “Derivatives and Hedging” and are accounted for using MTM accounting, unless the contract has been designated as a normal purchase or normal sale.

Accounting for Fair Value Hedging Strategies (Applies to AEP)

For fair value hedges (i.e. hedging the exposure to changes in the fair value of an asset, liability or an identified portion thereof attributable to a particular risk), the gain or loss on the derivative instrument as well as the offsetting gain or loss on the hedged item associated with the hedged risk impacts Net Income during the period of change.

AEP records realized and unrealized gains or losses on interest rate swaps that qualify for fair value hedge accounting treatment and any offsetting changes in the fair value of the debt being hedged in Interest Expense on the statements of income.  The following table shows the results of hedging gains (losses) during 2015, 2014, and 2013:

	Years Ended December 31,
	2015	2014	2013
	(in millions)
Gain (Loss) on Fair Value Hedging Instruments	$3.2	$3.8	$(10.4)
Gain (Loss) on Fair Value Portion of Long-term Debt	(3.3)	(3.9)	10.4

For 2015, 2014 and 2013, hedge ineffectiveness was immaterial.

Accounting for Cash Flow Hedging Strategies

For cash flow hedges (i.e. hedging the exposure to variability in expected future cash flows that is attributable to a particular risk), the Registrants initially report the effective portion of the gain or loss on the derivative instrument as a component of Accumulated Other Comprehensive Income (Loss) on the balance sheets until the period the hedged item affects Net Income.  The Registrants recognize any hedge ineffectiveness in Net Income immediately during the period of change, except in regulated jurisdictions where hedge ineffectiveness is recorded as a regulatory asset (for losses) or a regulatory liability (for gains).
Realized gains and losses on derivative contracts for the purchase and sale of power designated as cash flow hedges are included in Total Revenues or Purchased Electricity for Resale on the statements of income or in Regulatory Assets or Regulatory Liabilities on the balance sheets, depending on the specific nature of the risk being hedged.  During 2015, 2014 and 2013, AEP applied cash flow hedging to outstanding power derivatives. During 2015, the Registrant Subsidiaries did not apply cash flow hedging to outstanding power derivatives. During 2014, APCo and I&M applied cash flow hedging to outstanding power derivatives. During 2013, APCo, I&M and OPCo applied cash flow hedging to outstanding power derivatives.

The Registrants reclassify gains and losses on heating oil and gasoline derivative contracts designated as cash flow hedges from Accumulated Other Comprehensive Income (Loss) on the balance sheets into Other Operation expense, Maintenance expense or Depreciation and Amortization expense, as it relates to capital projects, on the statements of income.  During 2013, the Registrants applied cash flow hedging to outstanding heating oil and gasoline derivatives. The impact of cash flow hedge accounting for these derivative contracts was immaterial and was discontinued effective March 31, 2014.

The Registrants reclassify gains and losses on interest rate derivative hedges related to debt financings from Accumulated Other Comprehensive Income (Loss) on the balance sheets into Interest Expense on the statements of income in those periods in which hedged interest payments occur.  During 2015, 2014 and 2013, AEP applied cash flow hedging to outstanding interest rate derivatives. During 2015 and 2014, the Registrant Subsidiaries did not apply cash flow hedging to outstanding interest rate derivatives.  During 2013, I&M applied cash flow hedging to outstanding interest rate derivatives.

The accumulated gains or losses related to foreign currency hedges are reclassified from Accumulated Other Comprehensive Income (Loss) on the balance sheets into Depreciation and Amortization expense on the statements of income over the depreciable lives of the fixed assets designated as the hedged items in qualifying foreign currency hedging relationships.  During 2015, 2014 and 2013, the Registrants did not apply cash flow hedging to any outstanding foreign currency derivatives.

During 2015, 2014 and 2013, hedge ineffectiveness was immaterial or nonexistent for all of the hedge strategies disclosed above.

For details on effective cash flow hedges included in Accumulated Other Comprehensive Income (Loss) on the balance sheets and the reasons for changes in cash flow hedges, see Note 3.

Cash flow hedges included in Accumulated Other Comprehensive Income (Loss) on the balance sheets as of December 31, 2015 and 2014 were:

Impact of Cash Flow Hedges on the Registrants’ Balance Sheets
December 31, 2015

	Hedging Assets (a)		Hedging Liabilities (a)		AOCI Gain (Loss) Net of Tax
Company	Commodity	Interest Rate and Foreign Currency	Commodity	Interest Rate and Foreign Currency	Commodity	Interest Rate and Foreign Currency
	(in millions)
AEP	$17.6	$—	$26.1	$0.4	$(5.2)	$(17.2)
APCo	—	—	—	—	—	3.6
I&M	—	—	—	—	—	(13.3)
OPCo	—	—	—	—	—	4.3
PSO	—	—	—	—	—	4.2
SWEPCo	—	—	—	—	—	(9.1)

	Expected to be Reclassified to Net Income During the Next Twelve Months
Company	Commodity	Interest Rate and Foreign Currency	Maximum Term for Exposure to Variability of Future Cash Flows
	(in millions)		(in months)
AEP	$(0.4)	$(1.5)	144
APCo	—	0.7	0
I&M	—	(1.3)	0
OPCo	—	1.2	0
PSO	—	0.8	0
SWEPCo	—	(1.7)	0

Impact of Cash Flow Hedges on the Registrants’ Balance Sheets
December 31, 2014

	Hedging Assets (a)		Hedging Liabilities (a)		AOCI Gain (Loss) Net of Tax
Company	Commodity	Interest Rate and Foreign Currency	Commodity	Interest Rate and Foreign Currency	Commodity	Interest Rate and Foreign Currency
	(in millions)
AEP	$16.8	$—	$14.3	$1.0	$1.6	$(19.1)
APCo	—	—	—	—	—	3.9
I&M	—	—	—	—	—	(14.4)
OPCo	—	—	—	—	—	5.6
PSO	—	—	—	—	—	5.0
SWEPCo	—	—	—	—	—	(11.1)

	Expected to be Reclassified to Net Income During the Next Twelve Months
Company	Commodity	Interest Rate and Foreign Currency
	(in millions)
AEP	$4.3	$(2.0)
APCo	—	0.3
I&M	—	(1.1)
OPCo	—	1.4
PSO	—	0.8
SWEPCo	—	(2.0)

(a)	Hedging Assets and Hedging Liabilities are included in Risk Management Assets and Liabilities on the balance sheets.

The actual amounts reclassified from Accumulated Other Comprehensive Income (Loss) to Net Income can differ from the estimate above due to market price changes.
Credit Risk

Management limits credit risk in marketing and trading activities by assessing the creditworthiness of potential counterparties before entering into transactions with them and continuing to evaluate their creditworthiness on an ongoing basis.  Management uses Moody’s, Standard and Poor’s and current market-based qualitative and quantitative data as well as financial statements to assess the financial health of counterparties on an ongoing basis.

When management uses standardized master agreements, these agreements may include collateral requirements.  These master agreements facilitate the netting of cash flows associated with a single counterparty.  Cash, letters of credit and parental/affiliate guarantees may be obtained as security from counterparties in order to mitigate credit risk.  The collateral agreements require a counterparty to post cash or letters of credit in the event an exposure exceeds the established threshold.  The threshold represents an unsecured credit limit which may be supported by a parental/affiliate guaranty, as determined in accordance with AEP’s credit policy.  In addition, collateral agreements allow for termination and liquidation of all positions in the event of a failure or inability to post collateral.

Collateral Triggering Events

Under the tariffs of the RTOs and Independent System Operators (ISOs) and a limited number of derivative and non-derivative contracts primarily related to competitive retail auction loads, the Registrants are obligated to post an additional amount of collateral if certain credit ratings decline below a specified rating threshold.  The amount of collateral required fluctuates based on market prices and total exposure.  On an ongoing basis, AEP’s risk management organization assesses the appropriateness of these collateral triggering items in contracts.  The Registrants have not experienced a downgrade below a specified rating threshold that would require the posting of additional collateral.  The following tables represent the Registrants’ exposure if credit ratings were to decline below a specified rating threshold as of December 31, 2015 and 2014:

	December 31, 2015
Company	Fair Value of Contracts with Credit Downgrade Triggers	Amount of Collateral the Registrants Would Have Been Required to Post for Derivative Contracts as well as Non- Derivative Contracts Subject to the Same Master Netting Arrangement	Amount of Collateral the Registrants Would Have Been Required to Post Attributable to RTOs and ISOs	Amount of Collateral Attributable to Other Contracts
	(in millions)
AEP	$—	$—	$17.5	$297.8	(a)
APCo	—	—	4.9	0.1
I&M	—	—	3.3	0.1
OPCo	—	—	—	—
PSO	—	—	—	3.2
SWEPCo	—	—	—	0.1

	December 31, 2014
Company	Fair Value of Contracts with Credit Downgrade Triggers	Amount of Collateral the Registrants Would Have Been Required to Post for Derivative Contracts as well as Non- Derivative Contracts Subject to the Same Master Netting Arrangement	Amount of Collateral the Registrants Would Have Been Required to Post Attributable to RTOs and ISOs	Amount of Collateral Attributable to Other Contracts
	(in millions)
AEP	$—	$—	$36.0	$280.6	(a)
APCo	—	—	6.3	0.1
I&M	—	—	4.3	—
OPCo	—	—	—	—
PSO	—	—	0.7	4.1
SWEPCo	—	—	0.9	0.2

(a)
Represents the amount of collateral AEP subsidiaries would have been required to post for other significant non-derivative contracts including AGR jointly owned plant contracts and various other commodity related contacts.

In addition, a majority of the Registrants’ non-exchange traded commodity contracts contain cross-default provisions that, if triggered, would permit the counterparty to declare a default and require settlement of the outstanding payable.  These cross-default provisions could be triggered if there was a non-performance event by Parent or the obligor under outstanding debt or a third party obligation in excess of $50 million.  On an ongoing basis, AEP’s risk management organization assesses the appropriateness of these cross-default provisions in the contracts.  The following tables represent: (a) the fair value of these derivative liabilities subject to cross-default provisions prior to consideration of contractual netting arrangements, (b) the amount this exposure has been reduced by cash collateral posted by the Registrants and (c) if a cross-default provision would have been triggered, the settlement amount that would be required after considering the Registrants’ contractual netting arrangements as of December 31, 2015 and 2014:

	December 31, 2015
Company	Liabilities for Contracts with Cross Default Provisions Prior to Contractual Netting Arrangements	Amount of Cash Collateral Posted	Additional Settlement Liability if Cross Default Provision is Triggered
	(in millions)
AEP	$300.1	$0.8	$240.6
APCo	3.7	—	3.7
I&M	2.5	—	2.5
OPCo	—	—	—
PSO	—	—	—
SWEPCo	—	—	—

	December 31, 2014
Company	Liabilities for Contracts with Cross Default Provisions Prior to Contractual Netting Arrangements	Amount of Cash Collateral Posted	Additional Settlement Liability if Cross Default Provision is Triggered
	(in millions)
AEP	$235.2	$8.5	$178.2
APCo	9.0	—	9.0
I&M	6.1	—	6.1
OPCo	—	—	—
PSO	—	—	—
SWEPCo	—	—	—

Public Service Co Of Oklahoma [Member]
Derivatives and Hedging
DERIVATIVES AND HEDGING

The disclosures in this note apply to all Registrants unless indicated otherwise.

OBJECTIVES FOR UTILIZATION OF DERIVATIVE INSTRUMENTS

AEPSC is agent for and transacts on behalf of AEP subsidiaries, including the Registrant Subsidiaries. AEPEP is agent for and transacts on behalf of other AEP subsidiaries.

The Registrants are exposed to certain market risks as major power producers and participants in the electricity, capacity, natural gas, coal and emission allowance markets.  These risks include commodity price risks which may be subject to capacity risk, interest rate risk, credit risk and, to a lesser extent, foreign currency exchange risk.  These risks represent the risk of loss that may impact the Registrants due to changes in the underlying market prices or rates.  Management utilizes derivative instruments to manage these risks.

STRATEGIES FOR UTILIZATION OF DERIVATIVE INSTRUMENTS TO ACHIEVE OBJECTIVES

Risk Management Strategies

The strategy surrounding the use of derivative instruments primarily focuses on managing risk exposures, future cash flows and creating value utilizing both economic and formal hedging strategies.  The risk management strategies also include the use of derivative instruments for trading purposes which focus on seizing market opportunities to create value driven by expected changes in the market prices of the commodities.  To accomplish these objectives, the Registrants primarily employ risk management contracts including physical and financial forward purchase-and-sale contracts and, to a lesser extent, OTC swaps and options.  Not all risk management contracts meet the definition of a derivative under the accounting guidance for “Derivatives and Hedging.”  Derivative risk management contracts elected normal under the normal purchases and normal sales scope exception are not subject to the requirements of this accounting guidance.

The Registrants utilize power, capacity, coal, natural gas, interest rate and, to a lesser extent, heating oil, gasoline and other commodity contracts to manage the risk associated with the energy business.  The Registrants utilize interest rate derivative contracts in order to manage the interest rate exposure associated with the commodity portfolio.  For disclosure purposes, such risks are grouped as “Commodity,” as these risks are related to energy risk management activities.  The Registrants also utilize derivative contracts to manage interest rate risk associated with debt financing and foreign currency risk associated with future purchase obligations denominated in foreign currencies.  For disclosure purposes, these risks are grouped as “Interest Rate and Foreign Currency.”  The amount of risk taken is determined by the Commercial Operations, Energy Supply and Finance groups in accordance with established risk management policies as approved by the Finance Committee of the Board of Directors.

The following tables represent the gross notional volume of the Registrants’ outstanding derivative contracts as of December 31, 2015 and 2014:

Notional Volume of Derivative Instruments
December 31, 2015

Primary Risk Exposure	Unit of Measure	AEP	APCo	I&M	OPCo	PSO	SWEPCo
		(in millions)
Commodity:
Power	MWhs	317.8	40.9	22.8	13.3	11.3	14.0
Coal	Tons	4.4	—	1.6	—	—	2.8
Natural Gas	MMBtus	38.2	0.3	0.2	—	0.2	0.2
Heating Oil and Gasoline	Gallons	7.4	1.4	0.7	1.6	0.8	0.9
Interest Rate	USD	$113.5	$2.4	$1.6	$—	$—	$—

Interest Rate and Foreign Currency	USD	$560.3	$—	$—	$—	$—	$—

Notional Volume of Derivative Instruments
December 31, 2014

Primary Risk Exposure	Unit of Measure	AEP	APCo	I&M	OPCo	PSO	SWEPCo
		(in millions)
Commodity:
Power	MWhs	333.7	32.5	23.8	20.3	16.8	20.5
Coal	Tons	3.1	0.3	0.5	—	—	1.5
Natural Gas	MMBtus	105.9	0.4	0.3	—	—	—
Heating Oil and Gasoline	Gallons	5.5	1.1	0.5	1.1	0.6	0.7
Interest Rate	USD	$152.0	$5.1	$3.5	$—	$—	$—

Interest Rate and Foreign Currency	USD	$815.2	$—	$—	$—	$—	$—

Fair Value Hedging Strategies (Applies to AEP)

Parent enters into interest rate derivative transactions as part of an overall strategy to manage the mix of fixed-rate and floating-rate debt.  Certain interest rate derivative transactions effectively modify exposure to interest rate risk by converting a portion of fixed-rate debt to a floating rate.  Provided specific criteria are met, these interest rate derivatives are designated as fair value hedges.

Cash Flow Hedging Strategies

The Registrants utilize cash flow hedges on certain derivative transactions for the purchase and sale of power (“Commodity”) in order to manage the variable price risk related to forecasted purchases and sales.  Management monitors the potential impacts of commodity price changes and, where appropriate, enters into derivative transactions to protect profit margins for a portion of future electricity sales and purchases.  The Registrants do not hedge all commodity price risk.

The Registrants’ vehicle fleet is exposed to gasoline and diesel fuel price volatility.  The Registrants utilize financial heating oil and gasoline derivative contracts in order to mitigate price risk of future fuel purchases.  Cash flow hedge accounting for these derivative contracts was discontinued effective March 31, 2014. The Registrants do not hedge all fuel price risk.

The Registrants utilize a variety of interest rate derivative transactions in order to manage interest rate risk exposure.  The Registrants also utilize interest rate derivative contracts to manage interest rate exposure related to future borrowings of fixed-rate debt.  The Registrants do not hedge all interest rate exposure.

At times, the Registrants are exposed to foreign currency exchange rate risks primarily when some fixed assets are purchased from foreign suppliers.  In accordance with AEP’s risk management policy, the Registrants may utilize foreign currency derivative transactions to protect against the risk of increased cash outflows resulting from a foreign currency’s appreciation against the dollar.  The Registrants do not hedge all foreign currency exposure.

ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND THE IMPACT ON THE FINANCIAL STATEMENTS

The accounting guidance for “Derivatives and Hedging” requires recognition of all qualifying derivative instruments as either assets or liabilities on the balance sheets at fair value.  The fair values of derivative instruments accounted for using MTM accounting or hedge accounting are based on exchange prices and broker quotes.  If a quoted market price is not available, the estimate of fair value is based on the best information available including valuation models that estimate future energy prices based on existing market and broker quotes, supply and demand market data and assumptions.  In order to determine the relevant fair values of the derivative instruments, the Registrants apply valuation adjustments for discounting, liquidity and credit quality.

Credit risk is the risk that a counterparty will fail to perform on the contract or fail to pay amounts due.  Liquidity risk represents the risk that imperfections in the market will cause the price to vary from estimated fair value based upon prevailing market supply and demand conditions.  Since energy markets are imperfect and volatile, there are inherent risks related to the underlying assumptions in models used to fair value risk management contracts.  Unforeseen events may cause reasonable price curves to differ from actual price curves throughout a contract’s term and at the time a contract settles.  Consequently, there could be significant adverse or favorable effects on future net income and cash flows if market prices are not consistent with management’s estimates of current market consensus for forward prices in the current period.  This is particularly true for longer term contracts.  Cash flows may vary based on market conditions, margin requirements and the timing of settlement of risk management contracts.

According to the accounting guidance for “Derivatives and Hedging,” the Registrants reflect the fair values of derivative instruments subject to netting agreements with the same counterparty net of related cash collateral.  For certain risk management contracts, the Registrants are required to post or receive cash collateral based on third party contractual agreements and risk profiles.  For the December 31, 2015 and 2014 balance sheets, the Registrants netted cash collateral received from third parties against short-term and long-term risk management assets and cash collateral paid to third parties against short-term and long-term risk management liabilities as follows:

	December 31,
	2015		2014
Company	Cash Collateral Received Netted Against Risk Management Assets	Cash Collateral Paid Netted Against Risk Management Liabilities	Cash Collateral Received Netted Against Risk Management Assets	Cash Collateral Paid Netted Against Risk Management Liabilities
	(in millions)
AEP	$5.8	$44.4	$3.5	$35.2
APCo	—	3.1	0.1	0.1
I&M	—	0.6	0.2	—
OPCo	—	0.5	—	0.1
PSO	—	0.3	—	0.1
SWEPCo	—	0.3	—	0.1

The following tables represent the gross fair value of the Registrants’ derivative activity on the balance sheets as of December 31, 2015 and 2014:

AEP

Fair Value of Derivative Instruments
December 31, 2015

	Risk Management Contracts	Hedging Contracts		Gross Amounts of Risk Management Assets/ Liabilities Recognized	Gross Amounts Offset in the Statement of Financial Position (b)	Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position (c)
Balance Sheet Location	Commodity (a)	Commodity (a)	Interest Rate and Foreign Currency (a)
	(in millions)
Current Risk Management Assets	$368.8	$8.2	$0.1	$377.1	$(242.7)	$134.4
Long-term Risk Management Assets	364.8	11.7	—	376.5	(54.7)	321.8
Total Assets	733.6	19.9	0.1	753.6	(297.4)	456.2

Current Risk Management Liabilities	347.0	9.1	0.3	356.4	(269.3)	87.1
Long-term Risk Management Liabilities	223.3	19.3	3.2	245.8	(66.7)	179.1
Total Liabilities	570.3	28.4	3.5	602.2	(336.0)	266.2

Total MTM Derivative Contract Net Assets (Liabilities)	$163.3	$(8.5)	$(3.4)	$151.4	$38.6	$190.0

AEP

Fair Value of Derivative Instruments
December 31, 2014

	Risk Management Contracts	Hedging Contracts		Gross Amounts of Risk Management Assets/ Liabilities Recognized	Gross Amounts Offset in the Statement of Financial Position (b)	Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position (c)
Balance Sheet Location	Commodity (a)	Commodity (a)	Interest Rate and Foreign Currency (a)
	(in millions)
Current Risk Management Assets	$392.6	$30.0	$2.6	$425.2	$(247.3)	$177.9
Long-term Risk Management Assets	366.7	3.8	—	370.5	(76.3)	294.2
Total Assets	759.3	33.8	2.6	795.7	(323.6)	472.1

Current Risk Management Liabilities	328.6	23.4	0.7	352.7	(261.1)	91.6
Long-term Risk Management Liabilities	208.0	7.9	9.2	225.1	(94.2)	130.9
Total Liabilities	536.6	31.3	9.9	577.8	(355.3)	222.5

Total MTM Derivative Contract Net Assets (Liabilities)	$222.7	$2.5	$(7.3)	$217.9	$31.7	$249.6

(a)
Derivative instruments within these categories are reported gross.  These instruments are subject to master netting agreements and are presented on the balance sheets on a net basis in accordance with the accounting guidance for “Derivatives and Hedging.”

(b)	Amounts primarily include counterparty netting of risk management and hedging contracts and associated cash collateral in accordance with the accounting guidance for “Derivatives and Hedging.”

(c)	There are no derivative contracts subject to a master netting arrangement or similar agreement which are not offset in the statement of financial position.

APCo

Fair Value of Derivative Instruments
December 31, 2015

	Risk Management Contracts	Hedging Contracts		Gross Amounts of Risk Management Assets/ Liabilities Recognized	Gross Amounts Offset in the Statement of Financial Position (b)	Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position (c)
Balance Sheet Location	Commodity (a)	Commodity (a)	Interest Rate and Foreign Currency (a)
	(in millions)
Current Risk Management Assets - Nonaffiliated and Affiliated	$25.9	$—	$—	$25.9	$(10.3)	$15.6
Long-term Risk Management Assets - Nonaffiliated	0.3	—	—	0.3	(0.2)	0.1
Total Assets	26.2	—	—	26.2	(10.5)	15.7

Current Risk Management Liabilities - Nonaffiliated	18.1	—	—	18.1	(13.3)	4.8
Long-term Risk Management Liabilities - Nonaffiliated	0.3	—	—	0.3	(0.2)	0.1
Total Liabilities	18.4	—	—	18.4	(13.5)	4.9

Total MTM Derivative Contract Net Assets (Liabilities)	$7.8	$—	$—	$7.8	$3.0	$10.8

APCo

Fair Value of Derivative Instruments
December 31, 2014

	Risk Management Contracts	Hedging Contracts		Gross Amounts of Risk Management Assets/ Liabilities Recognized	Gross Amounts Offset in the Statement of Financial Position (b)	Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position (c)
Balance Sheet Location	Commodity (a)	Commodity (a)	Interest Rate and Foreign Currency (a)
	(in millions)
Current Risk Management Assets - Nonaffiliated	$32.9	$—	$—	$32.9	$(9.1)	$23.8
Long-term Risk Management Assets - Nonaffiliated	5.2	—	—	5.2	(0.3)	4.9
Total Assets	38.1	—	—	38.1	(9.4)	28.7

Current Risk Management Liabilities - Nonaffiliated	20.2	—	—	20.2	(9.2)	11.0
Long-term Risk Management Liabilities - Nonaffiliated	2.3	—	—	2.3	(0.2)	2.1
Total Liabilities	22.5	—	—	22.5	(9.4)	13.1

Total MTM Derivative Contract Net Assets (Liabilities)	$15.6	$—	$—	$15.6	$—	$15.6

(a)
Derivative instruments within these categories are reported gross.  These instruments are subject to master netting agreements and are presented on the balance sheets on a net basis in accordance with the accounting guidance for “Derivatives and Hedging.”

(b)	Amounts include counterparty netting of risk management and hedging contracts and associated cash collateral in accordance with the accounting guidance for “Derivatives and Hedging.”

(c)	There are no derivative contracts subject to a master netting arrangement or similar agreement which are not offset in the statement of financial position.
I&M

Fair Value of Derivative Instruments
December 31, 2015

	Risk Management Contracts	Hedging Contracts		Gross Amounts of Risk Management Assets/ Liabilities Recognized	Gross Amounts Offset in the Statement of Financial Position (b)	Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position (c)
Balance Sheet Location	Commodity (a)	Commodity (a)	Interest Rate and Foreign Currency (a)
	(in millions)
Current Risk Management Assets - Nonaffiliated and Affiliated	$22.8	$—	$—	$22.8	$(10.5)	$12.3
Long-term Risk Management Assets - Nonaffiliated	0.6	—	—	0.6	(0.6)	—
Total Assets	23.4	—	—	23.4	(11.1)	12.3

Current Risk Management Liabilities - Nonaffiliated	17.0	—	—	17.0	(10.7)	6.3
Long-term Risk Management Liabilities - Nonaffiliated	2.6	—	—	2.6	(1.0)	1.6
Total Liabilities	19.6	—	—	19.6	(11.7)	7.9

Total MTM Derivative Contract Net Assets (Liabilities)	$3.8	$—	$—	$3.8	$0.6	$4.4

I&M

Fair Value of Derivative Instruments
December 31, 2014

	Risk Management Contracts	Hedging Contracts		Gross Amounts of Risk Management Assets/ Liabilities Recognized	Gross Amounts Offset in the Statement of Financial Position (b)	Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position (c)
Balance Sheet Location	Commodity (a)	Commodity (a)	Interest Rate and Foreign Currency (a)
	(in millions)
Current Risk Management Assets - Nonaffiliated	$28.5	$—	$—	$28.5	$(6.2)	$22.3
Long-term Risk Management Assets - Nonaffiliated	3.5	—	—	3.5	(0.2)	3.3
Total Assets	32.0	—	—	32.0	(6.4)	25.6

Current Risk Management Liabilities - Nonaffiliated	11.3	—	—	11.3	(6.1)	5.2
Long-term Risk Management Liabilities - Nonaffiliated	1.6	—	—	1.6	(0.2)	1.4
Total Liabilities	12.9	—	—	12.9	(6.3)	6.6

Total MTM Derivative Contract Net Assets (Liabilities)	$19.1	$—	$—	$19.1	$(0.1)	$19.0

(a)
Derivative instruments within these categories are reported gross.  These instruments are subject to master netting agreements and are presented on the balance sheets on a net basis in accordance with the accounting guidance for “Derivatives and Hedging.”

(b)	Amounts include counterparty netting of risk management and hedging contracts and associated cash collateral in accordance with the accounting guidance for “Derivatives and Hedging.”

(c)	There are no derivative contracts subject to a master netting arrangement or similar agreement which are not offset in the statement of financial position.

OPCo

Fair Value of Derivative Instruments
December 31, 2015

	Risk Management Contracts	Hedging Contracts		Gross Amounts of Risk Management Assets/ Liabilities Recognized	Gross Amounts Offset in the Statement of Financial Position (b)	Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position (c)
Balance Sheet Location	Commodity (a)	Commodity (a)	Interest Rate and Foreign Currency (a)
	(in millions)
Current Risk Management Assets	$—	$—	$—	$—	$—	$—
Long-term Risk Management Assets	19.2	—	—	19.2	—	19.2
Total Assets	19.2	—	—	19.2	—	19.2

Current Risk Management Liabilities	4.1	—	—	4.1	(0.5)	3.6
Long-term Risk Management Liabilities	—	—	—	—	—	—
Total Liabilities	4.1	—	—	4.1	(0.5)	3.6

Total MTM Derivative Contract Net Assets (Liabilities)	$15.1	$—	$—	$15.1	$0.5	$15.6

OPCo

Fair Value of Derivative Instruments
December 31, 2014

	Risk Management Contracts	Hedging Contracts		Gross Amounts of Risk Management Assets/ Liabilities Recognized	Gross Amounts Offset in the Statement of Financial Position (b)	Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position (c)
Balance Sheet Location	Commodity (a)	Commodity (a)	Interest Rate and Foreign Currency (a)
	(in millions)
Current Risk Management Assets	$7.2	$—	$—	$7.2	$—	$7.2
Long-term Risk Management Assets	45.1	—	—	45.1	—	45.1
Total Assets	52.3	—	—	52.3	—	52.3

Current Risk Management Liabilities	2.0	—	—	2.0	(0.1)	1.9
Long-term Risk Management Liabilities	3.0	—	—	3.0	—	3.0
Total Liabilities	5.0	—	—	5.0	(0.1)	4.9

Total MTM Derivative Contract Net Assets (Liabilities)	$47.3	$—	$—	$47.3	$0.1	$47.4

(a)
Derivative instruments within these categories are reported gross.  These instruments are subject to master netting agreements and are presented on the balance sheets on a net basis in accordance with the accounting guidance for “Derivatives and Hedging.”

(b)	Amounts include counterparty netting of risk management and hedging contracts and associated cash collateral in accordance with the accounting guidance for “Derivatives and Hedging.”

(c)	There are no derivative contracts subject to a master netting arrangement or similar agreement which are not offset in the statement of financial position.

PSO

Fair Value of Derivative Instruments
December 31, 2015

	Risk Management Contracts	Hedging Contracts		Gross Amounts of Risk Management Assets/ Liabilities Recognized	Gross Amounts Offset in the Statement of Financial Position (b)	Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position (c)
Balance Sheet Location	Commodity (a)	Commodity (a)	Interest Rate and Foreign Currency (a)
	(in millions)
Current Risk Management Assets	$0.6	$—	$—	$0.6	$—	$0.6
Long-term Risk Management Assets	—	—	—	—	—	—
Total Assets	0.6	—	—	0.6	—	0.6

Current Risk Management Liabilities	0.5	—	—	0.5	(0.3)	0.2
Long-term Risk Management Liabilities	—	—	—	—	—	—
Total Liabilities	0.5	—	—	0.5	(0.3)	0.2

Total MTM Derivative Contract Net Assets (Liabilities)	$0.1	$—	$—	$0.1	$0.3	$0.4

PSO

Fair Value of Derivative Instruments
December 31, 2014

	Risk Management Contracts	Hedging Contracts		Gross Amounts of Risk Management Assets/ Liabilities Recognized	Gross Amounts Offset in the Statement of Financial Position (b)	Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position (c)
Balance Sheet Location	Commodity (a)	Commodity (a)	Interest Rate and Foreign Currency (a)
	(in millions)
Current Risk Management Assets	$0.4	$—	$—	$0.4	$(0.4)	$—
Long-term Risk Management Assets	—	—	—	—	—	—
Total Assets	0.4	—	—	0.4	(0.4)	—

Current Risk Management Liabilities	1.3	—	—	1.3	(0.4)	0.9
Long-term Risk Management Liabilities	—	—	—	—	—	—
Total Liabilities	1.3	—	—	1.3	(0.4)	0.9

Total MTM Derivative Contract Net Assets (Liabilities)	$(0.9)	$—	$—	$(0.9)	$—	$(0.9)

(a)
Derivative instruments within these categories are reported gross.  These instruments are subject to master netting agreements and are presented on the balance sheets on a net basis in accordance with the accounting guidance for “Derivatives and Hedging.”

(b)	Amounts include counterparty netting of risk management and hedging contracts and associated cash collateral in accordance with the accounting guidance for “Derivatives and Hedging.”

(c)	There are no derivative contracts subject to a master netting arrangement or similar agreement which are not offset in the statement of financial position.

SWEPCo

Fair Value of Derivative Instruments
December 31, 2015

	Risk Management Contracts	Hedging Contracts		Gross Amounts of Risk Management Assets/ Liabilities Recognized	Gross Amounts Offset in the Statement of Financial Position (b)	Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position (c)
Balance Sheet Location	Commodity (a)	Commodity (a)	Interest Rate and Foreign Currency (a)
	(in millions)
Current Risk Management Assets	$0.8	$—	$—	$0.8	$—	$0.8
Long-term Risk Management Assets	—	—	—	—	—	—
Total Assets	0.8	—	—	0.8	—	0.8

Current Risk Management Liabilities	3.4	—	—	3.4	(0.3)	3.1
Long-term Risk Management Liabilities	2.1	—	—	2.1	—	2.1
Total Liabilities	5.5	—	—	5.5	(0.3)	5.2

Total MTM Derivative Contract Net Assets (Liabilities)	$(4.7)	$—	$—	$(4.7)	$0.3	$(4.4)

SWEPCo

Fair Value of Derivative Instruments
December 31, 2014

	Risk Management Contracts	Hedging Contracts		Gross Amounts of Risk Management Assets/ Liabilities Recognized	Gross Amounts Offset in the Statement of Financial Position (b)	Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position (c)
Balance Sheet Location	Commodity (a)	Commodity (a)	Interest Rate and Foreign Currency (a)
	(in millions)
Current Risk Management Assets	$0.5	$—	$—	$0.5	$(0.5)	$—
Long-term Risk Management Assets	—	—	—	—	—	—
Total Assets	0.5	—	—	0.5	(0.5)	—

Current Risk Management Liabilities	1.6	—	—	1.6	(0.5)	1.1
Long-term Risk Management Liabilities	—	—	—	—	—	—
Total Liabilities	1.6	—	—	1.6	(0.5)	1.1

Total MTM Derivative Contract Net Assets (Liabilities)	$(1.1)	$—	$—	$(1.1)	$—	$(1.1)

(a)
Derivative instruments within these categories are reported gross.  These instruments are subject to master netting agreements and are presented on the balance sheets on a net basis in accordance with the accounting guidance for “Derivatives and Hedging.”

(b)	Amounts include counterparty netting of risk management and hedging contracts and associated cash collateral in accordance with the accounting guidance for “Derivatives and Hedging.”

(c)	There are no derivative contracts subject to a master netting arrangement or similar agreement which are not offset in the statement of financial position.

The tables below present the Registrants’ activity of derivative risk management contracts for the years ended December 31, 2015, 2014 and 2013:

Amount of Gain (Loss) Recognized on
Risk Management Contracts
 Year Ended December 31, 2015

Location of Gain (Loss)	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Vertically Integrated Utilities Revenues	$6.7	$—	$—	$—	$—	$—
Transmission and Distribution Utilities Revenues	(4.3)	—	—	—	—	—
Generation & Marketing Revenues	54.9	—	—	—	—	—
Electric Generation, Transmission and Distribution Revenues	—	1.1	3.3	(4.3)	—	—
Sales to AEP Affiliates	—	2.4	8.2	—	—	—
Purchased Electricity for Resale	6.4	2.0	0.4	—	—	—
Other Operation Expense	(3.3)	(0.4)	(0.4)	(0.6)	(0.4)	(0.5)
Maintenance Expense	(3.3)	(0.7)	(0.4)	(0.5)	(0.4)	(0.4)
Regulatory Assets (a)	(0.9)	3.4	(2.7)	—	0.6	(4.3)
Regulatory Liabilities (a)	30.2	28.7	7.5	(24.7)	4.4	15.1
Total Gain (Loss) on Risk Management Contracts	$86.4	$36.5	$15.9	$(30.1)	$4.2	$9.9

Amount of Gain (Loss) Recognized on
Risk Management Contracts
 Year Ended December 31, 2014

Location of Gain (Loss)	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Vertically Integrated Utilities Revenues	$35.4	$—	$—	$—	$—	$—
Generation & Marketing Revenues	52.5	—	—	—	—	—
Electric Generation, Transmission and Distribution Revenues	—	8.7	13.2	—	0.2	—
Sales to AEP Affiliates	—	—	(0.9)	—	0.9	—
Regulatory Assets (a)	(11.4)	(4.1)	(0.5)	—	(1.0)	(1.1)
Regulatory Liabilities (a)	193.2	49.6	37.4	86.0	0.3	16.9
Total Gain on Risk Management Contracts	$269.7	$54.2	$49.2	$86.0	$0.4	$15.8

Amount of Gain (Loss) Recognized on
Risk Management Contracts
 Year Ended December 31, 2013

Location of Gain (Loss)	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Vertically Integrated Utilities Revenues	$15.1	$—	$—	$—	$—	$—
Generation & Marketing Revenues	49.2	—	—	—	—	—
Electric Generation, Transmission and Distribution Revenues	—	2.0	10.6	4.9	0.4	0.6
Regulatory Assets (a)	(2.4)	—	—	(5.8)	2.9	0.4
Regulatory Liabilities (a)	(5.0)	(0.3)	(9.1)	2.9	1.0	1.5
Total Gain on Risk Management Contracts	$56.9	$1.7	$1.5	$2.0	$4.3	$2.5

(a)	Represents realized and unrealized gains and losses subject to regulatory accounting treatment recorded as either current or noncurrent on the balance sheets.

Certain qualifying derivative instruments have been designated as normal purchase or normal sale contracts, as provided in the accounting guidance for “Derivatives and Hedging.”  Derivative contracts that have been designated as normal purchases or normal sales under that accounting guidance are not subject to MTM accounting treatment and are recognized on the statements of income on an accrual basis.

The accounting for the changes in the fair value of a derivative instrument depends on whether it qualifies for and has been designated as part of a hedging relationship and further, on the type of hedging relationship.  Depending on the exposure, management designates a hedging instrument as a fair value hedge or a cash flow hedge.

For contracts that have not been designated as part of a hedging relationship, the accounting for changes in fair value depends on whether the derivative instrument is held for trading purposes.  Unrealized and realized gains and losses on derivative instruments held for trading purposes are included in revenues on a net basis on the statements of income.  Unrealized and realized gains and losses on derivative instruments not held for trading purposes are included in revenues or expenses on the statements of income depending on the relevant facts and circumstances.  Certain derivatives that economically hedge future commodity risk are recorded in the same expense line item on the statements of income as that of the associated risk. However, unrealized and some realized gains and losses in regulated jurisdictions for both trading and non-trading derivative instruments are recorded as regulatory assets (for losses) or regulatory liabilities (for gains) in accordance with the accounting guidance for “Regulated Operations.”

In connection with OPCo’s June 2012 - May 2015 ESP, the PUCO ordered OPCo to conduct energy and capacity auctions for its entire SSO load for delivery beginning in June 2015, see Note 4 - Rate Matters. These auctions resulted in a range of products, including 12-month, 24-month, and 36-month periods. The delivery period for each contract is scheduled to start on the first day of June of each year, immediately following the auction. Certain affiliated Vertically Integrated Utility and Generation & Marketing segment entities participated in the auction process and were awarded tranches of OPCo’s SSO load. The underlying contracts are derivatives subject to the accounting guidance for “Derivatives and Hedging” and are accounted for using MTM accounting, unless the contract has been designated as a normal purchase or normal sale.

Accounting for Fair Value Hedging Strategies (Applies to AEP)

For fair value hedges (i.e. hedging the exposure to changes in the fair value of an asset, liability or an identified portion thereof attributable to a particular risk), the gain or loss on the derivative instrument as well as the offsetting gain or loss on the hedged item associated with the hedged risk impacts Net Income during the period of change.

AEP records realized and unrealized gains or losses on interest rate swaps that qualify for fair value hedge accounting treatment and any offsetting changes in the fair value of the debt being hedged in Interest Expense on the statements of income.  The following table shows the results of hedging gains (losses) during 2015, 2014, and 2013:

	Years Ended December 31,
	2015	2014	2013
	(in millions)
Gain (Loss) on Fair Value Hedging Instruments	$3.2	$3.8	$(10.4)
Gain (Loss) on Fair Value Portion of Long-term Debt	(3.3)	(3.9)	10.4

For 2015, 2014 and 2013, hedge ineffectiveness was immaterial.

Accounting for Cash Flow Hedging Strategies

For cash flow hedges (i.e. hedging the exposure to variability in expected future cash flows that is attributable to a particular risk), the Registrants initially report the effective portion of the gain or loss on the derivative instrument as a component of Accumulated Other Comprehensive Income (Loss) on the balance sheets until the period the hedged item affects Net Income.  The Registrants recognize any hedge ineffectiveness in Net Income immediately during the period of change, except in regulated jurisdictions where hedge ineffectiveness is recorded as a regulatory asset (for losses) or a regulatory liability (for gains).
Realized gains and losses on derivative contracts for the purchase and sale of power designated as cash flow hedges are included in Total Revenues or Purchased Electricity for Resale on the statements of income or in Regulatory Assets or Regulatory Liabilities on the balance sheets, depending on the specific nature of the risk being hedged.  During 2015, 2014 and 2013, AEP applied cash flow hedging to outstanding power derivatives. During 2015, the Registrant Subsidiaries did not apply cash flow hedging to outstanding power derivatives. During 2014, APCo and I&M applied cash flow hedging to outstanding power derivatives. During 2013, APCo, I&M and OPCo applied cash flow hedging to outstanding power derivatives.

The Registrants reclassify gains and losses on heating oil and gasoline derivative contracts designated as cash flow hedges from Accumulated Other Comprehensive Income (Loss) on the balance sheets into Other Operation expense, Maintenance expense or Depreciation and Amortization expense, as it relates to capital projects, on the statements of income.  During 2013, the Registrants applied cash flow hedging to outstanding heating oil and gasoline derivatives. The impact of cash flow hedge accounting for these derivative contracts was immaterial and was discontinued effective March 31, 2014.

The Registrants reclassify gains and losses on interest rate derivative hedges related to debt financings from Accumulated Other Comprehensive Income (Loss) on the balance sheets into Interest Expense on the statements of income in those periods in which hedged interest payments occur.  During 2015, 2014 and 2013, AEP applied cash flow hedging to outstanding interest rate derivatives. During 2015 and 2014, the Registrant Subsidiaries did not apply cash flow hedging to outstanding interest rate derivatives.  During 2013, I&M applied cash flow hedging to outstanding interest rate derivatives.

The accumulated gains or losses related to foreign currency hedges are reclassified from Accumulated Other Comprehensive Income (Loss) on the balance sheets into Depreciation and Amortization expense on the statements of income over the depreciable lives of the fixed assets designated as the hedged items in qualifying foreign currency hedging relationships.  During 2015, 2014 and 2013, the Registrants did not apply cash flow hedging to any outstanding foreign currency derivatives.

During 2015, 2014 and 2013, hedge ineffectiveness was immaterial or nonexistent for all of the hedge strategies disclosed above.

For details on effective cash flow hedges included in Accumulated Other Comprehensive Income (Loss) on the balance sheets and the reasons for changes in cash flow hedges, see Note 3.

Cash flow hedges included in Accumulated Other Comprehensive Income (Loss) on the balance sheets as of December 31, 2015 and 2014 were:

Impact of Cash Flow Hedges on the Registrants’ Balance Sheets
December 31, 2015

	Hedging Assets (a)		Hedging Liabilities (a)		AOCI Gain (Loss) Net of Tax
Company	Commodity	Interest Rate and Foreign Currency	Commodity	Interest Rate and Foreign Currency	Commodity	Interest Rate and Foreign Currency
	(in millions)
AEP	$17.6	$—	$26.1	$0.4	$(5.2)	$(17.2)
APCo	—	—	—	—	—	3.6
I&M	—	—	—	—	—	(13.3)
OPCo	—	—	—	—	—	4.3
PSO	—	—	—	—	—	4.2
SWEPCo	—	—	—	—	—	(9.1)

	Expected to be Reclassified to Net Income During the Next Twelve Months
Company	Commodity	Interest Rate and Foreign Currency	Maximum Term for Exposure to Variability of Future Cash Flows
	(in millions)		(in months)
AEP	$(0.4)	$(1.5)	144
APCo	—	0.7	0
I&M	—	(1.3)	0
OPCo	—	1.2	0
PSO	—	0.8	0
SWEPCo	—	(1.7)	0

Impact of Cash Flow Hedges on the Registrants’ Balance Sheets
December 31, 2014

	Hedging Assets (a)		Hedging Liabilities (a)		AOCI Gain (Loss) Net of Tax
Company	Commodity	Interest Rate and Foreign Currency	Commodity	Interest Rate and Foreign Currency	Commodity	Interest Rate and Foreign Currency
	(in millions)
AEP	$16.8	$—	$14.3	$1.0	$1.6	$(19.1)
APCo	—	—	—	—	—	3.9
I&M	—	—	—	—	—	(14.4)
OPCo	—	—	—	—	—	5.6
PSO	—	—	—	—	—	5.0
SWEPCo	—	—	—	—	—	(11.1)

	Expected to be Reclassified to Net Income During the Next Twelve Months
Company	Commodity	Interest Rate and Foreign Currency
	(in millions)
AEP	$4.3	$(2.0)
APCo	—	0.3
I&M	—	(1.1)
OPCo	—	1.4
PSO	—	0.8
SWEPCo	—	(2.0)

(a)	Hedging Assets and Hedging Liabilities are included in Risk Management Assets and Liabilities on the balance sheets.

The actual amounts reclassified from Accumulated Other Comprehensive Income (Loss) to Net Income can differ from the estimate above due to market price changes.
Credit Risk

Management limits credit risk in marketing and trading activities by assessing the creditworthiness of potential counterparties before entering into transactions with them and continuing to evaluate their creditworthiness on an ongoing basis.  Management uses Moody’s, Standard and Poor’s and current market-based qualitative and quantitative data as well as financial statements to assess the financial health of counterparties on an ongoing basis.

When management uses standardized master agreements, these agreements may include collateral requirements.  These master agreements facilitate the netting of cash flows associated with a single counterparty.  Cash, letters of credit and parental/affiliate guarantees may be obtained as security from counterparties in order to mitigate credit risk.  The collateral agreements require a counterparty to post cash or letters of credit in the event an exposure exceeds the established threshold.  The threshold represents an unsecured credit limit which may be supported by a parental/affiliate guaranty, as determined in accordance with AEP’s credit policy.  In addition, collateral agreements allow for termination and liquidation of all positions in the event of a failure or inability to post collateral.

Collateral Triggering Events

Under the tariffs of the RTOs and Independent System Operators (ISOs) and a limited number of derivative and non-derivative contracts primarily related to competitive retail auction loads, the Registrants are obligated to post an additional amount of collateral if certain credit ratings decline below a specified rating threshold.  The amount of collateral required fluctuates based on market prices and total exposure.  On an ongoing basis, AEP’s risk management organization assesses the appropriateness of these collateral triggering items in contracts.  The Registrants have not experienced a downgrade below a specified rating threshold that would require the posting of additional collateral.  The following tables represent the Registrants’ exposure if credit ratings were to decline below a specified rating threshold as of December 31, 2015 and 2014:

	December 31, 2015
Company	Fair Value of Contracts with Credit Downgrade Triggers	Amount of Collateral the Registrants Would Have Been Required to Post for Derivative Contracts as well as Non- Derivative Contracts Subject to the Same Master Netting Arrangement	Amount of Collateral the Registrants Would Have Been Required to Post Attributable to RTOs and ISOs	Amount of Collateral Attributable to Other Contracts
	(in millions)
AEP	$—	$—	$17.5	$297.8	(a)
APCo	—	—	4.9	0.1
I&M	—	—	3.3	0.1
OPCo	—	—	—	—
PSO	—	—	—	3.2
SWEPCo	—	—	—	0.1

	December 31, 2014
Company	Fair Value of Contracts with Credit Downgrade Triggers	Amount of Collateral the Registrants Would Have Been Required to Post for Derivative Contracts as well as Non- Derivative Contracts Subject to the Same Master Netting Arrangement	Amount of Collateral the Registrants Would Have Been Required to Post Attributable to RTOs and ISOs	Amount of Collateral Attributable to Other Contracts
	(in millions)
AEP	$—	$—	$36.0	$280.6	(a)
APCo	—	—	6.3	0.1
I&M	—	—	4.3	—
OPCo	—	—	—	—
PSO	—	—	0.7	4.1
SWEPCo	—	—	0.9	0.2

(a)
Represents the amount of collateral AEP subsidiaries would have been required to post for other significant non-derivative contracts including AGR jointly owned plant contracts and various other commodity related contacts.

In addition, a majority of the Registrants’ non-exchange traded commodity contracts contain cross-default provisions that, if triggered, would permit the counterparty to declare a default and require settlement of the outstanding payable.  These cross-default provisions could be triggered if there was a non-performance event by Parent or the obligor under outstanding debt or a third party obligation in excess of $50 million.  On an ongoing basis, AEP’s risk management organization assesses the appropriateness of these cross-default provisions in the contracts.  The following tables represent: (a) the fair value of these derivative liabilities subject to cross-default provisions prior to consideration of contractual netting arrangements, (b) the amount this exposure has been reduced by cash collateral posted by the Registrants and (c) if a cross-default provision would have been triggered, the settlement amount that would be required after considering the Registrants’ contractual netting arrangements as of December 31, 2015 and 2014:

	December 31, 2015
Company	Liabilities for Contracts with Cross Default Provisions Prior to Contractual Netting Arrangements	Amount of Cash Collateral Posted	Additional Settlement Liability if Cross Default Provision is Triggered
	(in millions)
AEP	$300.1	$0.8	$240.6
APCo	3.7	—	3.7
I&M	2.5	—	2.5
OPCo	—	—	—
PSO	—	—	—
SWEPCo	—	—	—

	December 31, 2014
Company	Liabilities for Contracts with Cross Default Provisions Prior to Contractual Netting Arrangements	Amount of Cash Collateral Posted	Additional Settlement Liability if Cross Default Provision is Triggered
	(in millions)
AEP	$235.2	$8.5	$178.2
APCo	9.0	—	9.0
I&M	6.1	—	6.1
OPCo	—	—	—
PSO	—	—	—
SWEPCo	—	—	—

Southwestern Electric Power Co [Member]
Derivatives and Hedging
DERIVATIVES AND HEDGING

The disclosures in this note apply to all Registrants unless indicated otherwise.

OBJECTIVES FOR UTILIZATION OF DERIVATIVE INSTRUMENTS

AEPSC is agent for and transacts on behalf of AEP subsidiaries, including the Registrant Subsidiaries. AEPEP is agent for and transacts on behalf of other AEP subsidiaries.

The Registrants are exposed to certain market risks as major power producers and participants in the electricity, capacity, natural gas, coal and emission allowance markets.  These risks include commodity price risks which may be subject to capacity risk, interest rate risk, credit risk and, to a lesser extent, foreign currency exchange risk.  These risks represent the risk of loss that may impact the Registrants due to changes in the underlying market prices or rates.  Management utilizes derivative instruments to manage these risks.

STRATEGIES FOR UTILIZATION OF DERIVATIVE INSTRUMENTS TO ACHIEVE OBJECTIVES

Risk Management Strategies

The strategy surrounding the use of derivative instruments primarily focuses on managing risk exposures, future cash flows and creating value utilizing both economic and formal hedging strategies.  The risk management strategies also include the use of derivative instruments for trading purposes which focus on seizing market opportunities to create value driven by expected changes in the market prices of the commodities.  To accomplish these objectives, the Registrants primarily employ risk management contracts including physical and financial forward purchase-and-sale contracts and, to a lesser extent, OTC swaps and options.  Not all risk management contracts meet the definition of a derivative under the accounting guidance for “Derivatives and Hedging.”  Derivative risk management contracts elected normal under the normal purchases and normal sales scope exception are not subject to the requirements of this accounting guidance.

The Registrants utilize power, capacity, coal, natural gas, interest rate and, to a lesser extent, heating oil, gasoline and other commodity contracts to manage the risk associated with the energy business.  The Registrants utilize interest rate derivative contracts in order to manage the interest rate exposure associated with the commodity portfolio.  For disclosure purposes, such risks are grouped as “Commodity,” as these risks are related to energy risk management activities.  The Registrants also utilize derivative contracts to manage interest rate risk associated with debt financing and foreign currency risk associated with future purchase obligations denominated in foreign currencies.  For disclosure purposes, these risks are grouped as “Interest Rate and Foreign Currency.”  The amount of risk taken is determined by the Commercial Operations, Energy Supply and Finance groups in accordance with established risk management policies as approved by the Finance Committee of the Board of Directors.

The following tables represent the gross notional volume of the Registrants’ outstanding derivative contracts as of December 31, 2015 and 2014:

Notional Volume of Derivative Instruments
December 31, 2015

Primary Risk Exposure	Unit of Measure	AEP	APCo	I&M	OPCo	PSO	SWEPCo
		(in millions)
Commodity:
Power	MWhs	317.8	40.9	22.8	13.3	11.3	14.0
Coal	Tons	4.4	—	1.6	—	—	2.8
Natural Gas	MMBtus	38.2	0.3	0.2	—	0.2	0.2
Heating Oil and Gasoline	Gallons	7.4	1.4	0.7	1.6	0.8	0.9
Interest Rate	USD	$113.5	$2.4	$1.6	$—	$—	$—

Interest Rate and Foreign Currency	USD	$560.3	$—	$—	$—	$—	$—

Notional Volume of Derivative Instruments
December 31, 2014

Primary Risk Exposure	Unit of Measure	AEP	APCo	I&M	OPCo	PSO	SWEPCo
		(in millions)
Commodity:
Power	MWhs	333.7	32.5	23.8	20.3	16.8	20.5
Coal	Tons	3.1	0.3	0.5	—	—	1.5
Natural Gas	MMBtus	105.9	0.4	0.3	—	—	—
Heating Oil and Gasoline	Gallons	5.5	1.1	0.5	1.1	0.6	0.7
Interest Rate	USD	$152.0	$5.1	$3.5	$—	$—	$—

Interest Rate and Foreign Currency	USD	$815.2	$—	$—	$—	$—	$—

Fair Value Hedging Strategies (Applies to AEP)

Parent enters into interest rate derivative transactions as part of an overall strategy to manage the mix of fixed-rate and floating-rate debt.  Certain interest rate derivative transactions effectively modify exposure to interest rate risk by converting a portion of fixed-rate debt to a floating rate.  Provided specific criteria are met, these interest rate derivatives are designated as fair value hedges.

Cash Flow Hedging Strategies

The Registrants utilize cash flow hedges on certain derivative transactions for the purchase and sale of power (“Commodity”) in order to manage the variable price risk related to forecasted purchases and sales.  Management monitors the potential impacts of commodity price changes and, where appropriate, enters into derivative transactions to protect profit margins for a portion of future electricity sales and purchases.  The Registrants do not hedge all commodity price risk.

The Registrants’ vehicle fleet is exposed to gasoline and diesel fuel price volatility.  The Registrants utilize financial heating oil and gasoline derivative contracts in order to mitigate price risk of future fuel purchases.  Cash flow hedge accounting for these derivative contracts was discontinued effective March 31, 2014. The Registrants do not hedge all fuel price risk.

The Registrants utilize a variety of interest rate derivative transactions in order to manage interest rate risk exposure.  The Registrants also utilize interest rate derivative contracts to manage interest rate exposure related to future borrowings of fixed-rate debt.  The Registrants do not hedge all interest rate exposure.

At times, the Registrants are exposed to foreign currency exchange rate risks primarily when some fixed assets are purchased from foreign suppliers.  In accordance with AEP’s risk management policy, the Registrants may utilize foreign currency derivative transactions to protect against the risk of increased cash outflows resulting from a foreign currency’s appreciation against the dollar.  The Registrants do not hedge all foreign currency exposure.

ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND THE IMPACT ON THE FINANCIAL STATEMENTS

The accounting guidance for “Derivatives and Hedging” requires recognition of all qualifying derivative instruments as either assets or liabilities on the balance sheets at fair value.  The fair values of derivative instruments accounted for using MTM accounting or hedge accounting are based on exchange prices and broker quotes.  If a quoted market price is not available, the estimate of fair value is based on the best information available including valuation models that estimate future energy prices based on existing market and broker quotes, supply and demand market data and assumptions.  In order to determine the relevant fair values of the derivative instruments, the Registrants apply valuation adjustments for discounting, liquidity and credit quality.

Credit risk is the risk that a counterparty will fail to perform on the contract or fail to pay amounts due.  Liquidity risk represents the risk that imperfections in the market will cause the price to vary from estimated fair value based upon prevailing market supply and demand conditions.  Since energy markets are imperfect and volatile, there are inherent risks related to the underlying assumptions in models used to fair value risk management contracts.  Unforeseen events may cause reasonable price curves to differ from actual price curves throughout a contract’s term and at the time a contract settles.  Consequently, there could be significant adverse or favorable effects on future net income and cash flows if market prices are not consistent with management’s estimates of current market consensus for forward prices in the current period.  This is particularly true for longer term contracts.  Cash flows may vary based on market conditions, margin requirements and the timing of settlement of risk management contracts.

According to the accounting guidance for “Derivatives and Hedging,” the Registrants reflect the fair values of derivative instruments subject to netting agreements with the same counterparty net of related cash collateral.  For certain risk management contracts, the Registrants are required to post or receive cash collateral based on third party contractual agreements and risk profiles.  For the December 31, 2015 and 2014 balance sheets, the Registrants netted cash collateral received from third parties against short-term and long-term risk management assets and cash collateral paid to third parties against short-term and long-term risk management liabilities as follows:

	December 31,
	2015		2014
Company	Cash Collateral Received Netted Against Risk Management Assets	Cash Collateral Paid Netted Against Risk Management Liabilities	Cash Collateral Received Netted Against Risk Management Assets	Cash Collateral Paid Netted Against Risk Management Liabilities
	(in millions)
AEP	$5.8	$44.4	$3.5	$35.2
APCo	—	3.1	0.1	0.1
I&M	—	0.6	0.2	—
OPCo	—	0.5	—	0.1
PSO	—	0.3	—	0.1
SWEPCo	—	0.3	—	0.1

The following tables represent the gross fair value of the Registrants’ derivative activity on the balance sheets as of December 31, 2015 and 2014:

AEP

Fair Value of Derivative Instruments
December 31, 2015

	Risk Management Contracts	Hedging Contracts		Gross Amounts of Risk Management Assets/ Liabilities Recognized	Gross Amounts Offset in the Statement of Financial Position (b)	Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position (c)
Balance Sheet Location	Commodity (a)	Commodity (a)	Interest Rate and Foreign Currency (a)
	(in millions)
Current Risk Management Assets	$368.8	$8.2	$0.1	$377.1	$(242.7)	$134.4
Long-term Risk Management Assets	364.8	11.7	—	376.5	(54.7)	321.8
Total Assets	733.6	19.9	0.1	753.6	(297.4)	456.2

Current Risk Management Liabilities	347.0	9.1	0.3	356.4	(269.3)	87.1
Long-term Risk Management Liabilities	223.3	19.3	3.2	245.8	(66.7)	179.1
Total Liabilities	570.3	28.4	3.5	602.2	(336.0)	266.2

Total MTM Derivative Contract Net Assets (Liabilities)	$163.3	$(8.5)	$(3.4)	$151.4	$38.6	$190.0

AEP

Fair Value of Derivative Instruments
December 31, 2014

	Risk Management Contracts	Hedging Contracts		Gross Amounts of Risk Management Assets/ Liabilities Recognized	Gross Amounts Offset in the Statement of Financial Position (b)	Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position (c)
Balance Sheet Location	Commodity (a)	Commodity (a)	Interest Rate and Foreign Currency (a)
	(in millions)
Current Risk Management Assets	$392.6	$30.0	$2.6	$425.2	$(247.3)	$177.9
Long-term Risk Management Assets	366.7	3.8	—	370.5	(76.3)	294.2
Total Assets	759.3	33.8	2.6	795.7	(323.6)	472.1

Current Risk Management Liabilities	328.6	23.4	0.7	352.7	(261.1)	91.6
Long-term Risk Management Liabilities	208.0	7.9	9.2	225.1	(94.2)	130.9
Total Liabilities	536.6	31.3	9.9	577.8	(355.3)	222.5

Total MTM Derivative Contract Net Assets (Liabilities)	$222.7	$2.5	$(7.3)	$217.9	$31.7	$249.6

(a)
Derivative instruments within these categories are reported gross.  These instruments are subject to master netting agreements and are presented on the balance sheets on a net basis in accordance with the accounting guidance for “Derivatives and Hedging.”

(b)	Amounts primarily include counterparty netting of risk management and hedging contracts and associated cash collateral in accordance with the accounting guidance for “Derivatives and Hedging.”

(c)	There are no derivative contracts subject to a master netting arrangement or similar agreement which are not offset in the statement of financial position.

APCo

Fair Value of Derivative Instruments
December 31, 2015

	Risk Management Contracts	Hedging Contracts		Gross Amounts of Risk Management Assets/ Liabilities Recognized	Gross Amounts Offset in the Statement of Financial Position (b)	Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position (c)
Balance Sheet Location	Commodity (a)	Commodity (a)	Interest Rate and Foreign Currency (a)
	(in millions)
Current Risk Management Assets - Nonaffiliated and Affiliated	$25.9	$—	$—	$25.9	$(10.3)	$15.6
Long-term Risk Management Assets - Nonaffiliated	0.3	—	—	0.3	(0.2)	0.1
Total Assets	26.2	—	—	26.2	(10.5)	15.7

Current Risk Management Liabilities - Nonaffiliated	18.1	—	—	18.1	(13.3)	4.8
Long-term Risk Management Liabilities - Nonaffiliated	0.3	—	—	0.3	(0.2)	0.1
Total Liabilities	18.4	—	—	18.4	(13.5)	4.9

Total MTM Derivative Contract Net Assets (Liabilities)	$7.8	$—	$—	$7.8	$3.0	$10.8

APCo

Fair Value of Derivative Instruments
December 31, 2014

	Risk Management Contracts	Hedging Contracts		Gross Amounts of Risk Management Assets/ Liabilities Recognized	Gross Amounts Offset in the Statement of Financial Position (b)	Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position (c)
Balance Sheet Location	Commodity (a)	Commodity (a)	Interest Rate and Foreign Currency (a)
	(in millions)
Current Risk Management Assets - Nonaffiliated	$32.9	$—	$—	$32.9	$(9.1)	$23.8
Long-term Risk Management Assets - Nonaffiliated	5.2	—	—	5.2	(0.3)	4.9
Total Assets	38.1	—	—	38.1	(9.4)	28.7

Current Risk Management Liabilities - Nonaffiliated	20.2	—	—	20.2	(9.2)	11.0
Long-term Risk Management Liabilities - Nonaffiliated	2.3	—	—	2.3	(0.2)	2.1
Total Liabilities	22.5	—	—	22.5	(9.4)	13.1

Total MTM Derivative Contract Net Assets (Liabilities)	$15.6	$—	$—	$15.6	$—	$15.6

(a)
Derivative instruments within these categories are reported gross.  These instruments are subject to master netting agreements and are presented on the balance sheets on a net basis in accordance with the accounting guidance for “Derivatives and Hedging.”

(b)	Amounts include counterparty netting of risk management and hedging contracts and associated cash collateral in accordance with the accounting guidance for “Derivatives and Hedging.”

(c)	There are no derivative contracts subject to a master netting arrangement or similar agreement which are not offset in the statement of financial position.
I&M

Fair Value of Derivative Instruments
December 31, 2015

	Risk Management Contracts	Hedging Contracts		Gross Amounts of Risk Management Assets/ Liabilities Recognized	Gross Amounts Offset in the Statement of Financial Position (b)	Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position (c)
Balance Sheet Location	Commodity (a)	Commodity (a)	Interest Rate and Foreign Currency (a)
	(in millions)
Current Risk Management Assets - Nonaffiliated and Affiliated	$22.8	$—	$—	$22.8	$(10.5)	$12.3
Long-term Risk Management Assets - Nonaffiliated	0.6	—	—	0.6	(0.6)	—
Total Assets	23.4	—	—	23.4	(11.1)	12.3

Current Risk Management Liabilities - Nonaffiliated	17.0	—	—	17.0	(10.7)	6.3
Long-term Risk Management Liabilities - Nonaffiliated	2.6	—	—	2.6	(1.0)	1.6
Total Liabilities	19.6	—	—	19.6	(11.7)	7.9

Total MTM Derivative Contract Net Assets (Liabilities)	$3.8	$—	$—	$3.8	$0.6	$4.4

I&M

Fair Value of Derivative Instruments
December 31, 2014

	Risk Management Contracts	Hedging Contracts		Gross Amounts of Risk Management Assets/ Liabilities Recognized	Gross Amounts Offset in the Statement of Financial Position (b)	Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position (c)
Balance Sheet Location	Commodity (a)	Commodity (a)	Interest Rate and Foreign Currency (a)
	(in millions)
Current Risk Management Assets - Nonaffiliated	$28.5	$—	$—	$28.5	$(6.2)	$22.3
Long-term Risk Management Assets - Nonaffiliated	3.5	—	—	3.5	(0.2)	3.3
Total Assets	32.0	—	—	32.0	(6.4)	25.6

Current Risk Management Liabilities - Nonaffiliated	11.3	—	—	11.3	(6.1)	5.2
Long-term Risk Management Liabilities - Nonaffiliated	1.6	—	—	1.6	(0.2)	1.4
Total Liabilities	12.9	—	—	12.9	(6.3)	6.6

Total MTM Derivative Contract Net Assets (Liabilities)	$19.1	$—	$—	$19.1	$(0.1)	$19.0

(a)
Derivative instruments within these categories are reported gross.  These instruments are subject to master netting agreements and are presented on the balance sheets on a net basis in accordance with the accounting guidance for “Derivatives and Hedging.”

(b)	Amounts include counterparty netting of risk management and hedging contracts and associated cash collateral in accordance with the accounting guidance for “Derivatives and Hedging.”

(c)	There are no derivative contracts subject to a master netting arrangement or similar agreement which are not offset in the statement of financial position.

OPCo

Fair Value of Derivative Instruments
December 31, 2015

	Risk Management Contracts	Hedging Contracts		Gross Amounts of Risk Management Assets/ Liabilities Recognized	Gross Amounts Offset in the Statement of Financial Position (b)	Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position (c)
Balance Sheet Location	Commodity (a)	Commodity (a)	Interest Rate and Foreign Currency (a)
	(in millions)
Current Risk Management Assets	$—	$—	$—	$—	$—	$—
Long-term Risk Management Assets	19.2	—	—	19.2	—	19.2
Total Assets	19.2	—	—	19.2	—	19.2

Current Risk Management Liabilities	4.1	—	—	4.1	(0.5)	3.6
Long-term Risk Management Liabilities	—	—	—	—	—	—
Total Liabilities	4.1	—	—	4.1	(0.5)	3.6

Total MTM Derivative Contract Net Assets (Liabilities)	$15.1	$—	$—	$15.1	$0.5	$15.6

OPCo

Fair Value of Derivative Instruments
December 31, 2014

	Risk Management Contracts	Hedging Contracts		Gross Amounts of Risk Management Assets/ Liabilities Recognized	Gross Amounts Offset in the Statement of Financial Position (b)	Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position (c)
Balance Sheet Location	Commodity (a)	Commodity (a)	Interest Rate and Foreign Currency (a)
	(in millions)
Current Risk Management Assets	$7.2	$—	$—	$7.2	$—	$7.2
Long-term Risk Management Assets	45.1	—	—	45.1	—	45.1
Total Assets	52.3	—	—	52.3	—	52.3

Current Risk Management Liabilities	2.0	—	—	2.0	(0.1)	1.9
Long-term Risk Management Liabilities	3.0	—	—	3.0	—	3.0
Total Liabilities	5.0	—	—	5.0	(0.1)	4.9

Total MTM Derivative Contract Net Assets (Liabilities)	$47.3	$—	$—	$47.3	$0.1	$47.4

(a)
Derivative instruments within these categories are reported gross.  These instruments are subject to master netting agreements and are presented on the balance sheets on a net basis in accordance with the accounting guidance for “Derivatives and Hedging.”

(b)	Amounts include counterparty netting of risk management and hedging contracts and associated cash collateral in accordance with the accounting guidance for “Derivatives and Hedging.”

(c)	There are no derivative contracts subject to a master netting arrangement or similar agreement which are not offset in the statement of financial position.

PSO

Fair Value of Derivative Instruments
December 31, 2015

	Risk Management Contracts	Hedging Contracts		Gross Amounts of Risk Management Assets/ Liabilities Recognized	Gross Amounts Offset in the Statement of Financial Position (b)	Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position (c)
Balance Sheet Location	Commodity (a)	Commodity (a)	Interest Rate and Foreign Currency (a)
	(in millions)
Current Risk Management Assets	$0.6	$—	$—	$0.6	$—	$0.6
Long-term Risk Management Assets	—	—	—	—	—	—
Total Assets	0.6	—	—	0.6	—	0.6

Current Risk Management Liabilities	0.5	—	—	0.5	(0.3)	0.2
Long-term Risk Management Liabilities	—	—	—	—	—	—
Total Liabilities	0.5	—	—	0.5	(0.3)	0.2

Total MTM Derivative Contract Net Assets (Liabilities)	$0.1	$—	$—	$0.1	$0.3	$0.4

PSO

Fair Value of Derivative Instruments
December 31, 2014

	Risk Management Contracts	Hedging Contracts		Gross Amounts of Risk Management Assets/ Liabilities Recognized	Gross Amounts Offset in the Statement of Financial Position (b)	Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position (c)
Balance Sheet Location	Commodity (a)	Commodity (a)	Interest Rate and Foreign Currency (a)
	(in millions)
Current Risk Management Assets	$0.4	$—	$—	$0.4	$(0.4)	$—
Long-term Risk Management Assets	—	—	—	—	—	—
Total Assets	0.4	—	—	0.4	(0.4)	—

Current Risk Management Liabilities	1.3	—	—	1.3	(0.4)	0.9
Long-term Risk Management Liabilities	—	—	—	—	—	—
Total Liabilities	1.3	—	—	1.3	(0.4)	0.9

Total MTM Derivative Contract Net Assets (Liabilities)	$(0.9)	$—	$—	$(0.9)	$—	$(0.9)

(a)
Derivative instruments within these categories are reported gross.  These instruments are subject to master netting agreements and are presented on the balance sheets on a net basis in accordance with the accounting guidance for “Derivatives and Hedging.”

(b)	Amounts include counterparty netting of risk management and hedging contracts and associated cash collateral in accordance with the accounting guidance for “Derivatives and Hedging.”

(c)	There are no derivative contracts subject to a master netting arrangement or similar agreement which are not offset in the statement of financial position.

SWEPCo

Fair Value of Derivative Instruments
December 31, 2015

	Risk Management Contracts	Hedging Contracts		Gross Amounts of Risk Management Assets/ Liabilities Recognized	Gross Amounts Offset in the Statement of Financial Position (b)	Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position (c)
Balance Sheet Location	Commodity (a)	Commodity (a)	Interest Rate and Foreign Currency (a)
	(in millions)
Current Risk Management Assets	$0.8	$—	$—	$0.8	$—	$0.8
Long-term Risk Management Assets	—	—	—	—	—	—
Total Assets	0.8	—	—	0.8	—	0.8

Current Risk Management Liabilities	3.4	—	—	3.4	(0.3)	3.1
Long-term Risk Management Liabilities	2.1	—	—	2.1	—	2.1
Total Liabilities	5.5	—	—	5.5	(0.3)	5.2

Total MTM Derivative Contract Net Assets (Liabilities)	$(4.7)	$—	$—	$(4.7)	$0.3	$(4.4)

SWEPCo

Fair Value of Derivative Instruments
December 31, 2014

	Risk Management Contracts	Hedging Contracts		Gross Amounts of Risk Management Assets/ Liabilities Recognized	Gross Amounts Offset in the Statement of Financial Position (b)	Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position (c)
Balance Sheet Location	Commodity (a)	Commodity (a)	Interest Rate and Foreign Currency (a)
	(in millions)
Current Risk Management Assets	$0.5	$—	$—	$0.5	$(0.5)	$—
Long-term Risk Management Assets	—	—	—	—	—	—
Total Assets	0.5	—	—	0.5	(0.5)	—

Current Risk Management Liabilities	1.6	—	—	1.6	(0.5)	1.1
Long-term Risk Management Liabilities	—	—	—	—	—	—
Total Liabilities	1.6	—	—	1.6	(0.5)	1.1

Total MTM Derivative Contract Net Assets (Liabilities)	$(1.1)	$—	$—	$(1.1)	$—	$(1.1)

(a)
Derivative instruments within these categories are reported gross.  These instruments are subject to master netting agreements and are presented on the balance sheets on a net basis in accordance with the accounting guidance for “Derivatives and Hedging.”

(b)	Amounts include counterparty netting of risk management and hedging contracts and associated cash collateral in accordance with the accounting guidance for “Derivatives and Hedging.”

(c)	There are no derivative contracts subject to a master netting arrangement or similar agreement which are not offset in the statement of financial position.

The tables below present the Registrants’ activity of derivative risk management contracts for the years ended December 31, 2015, 2014 and 2013:

Amount of Gain (Loss) Recognized on
Risk Management Contracts
 Year Ended December 31, 2015

Location of Gain (Loss)	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Vertically Integrated Utilities Revenues	$6.7	$—	$—	$—	$—	$—
Transmission and Distribution Utilities Revenues	(4.3)	—	—	—	—	—
Generation & Marketing Revenues	54.9	—	—	—	—	—
Electric Generation, Transmission and Distribution Revenues	—	1.1	3.3	(4.3)	—	—
Sales to AEP Affiliates	—	2.4	8.2	—	—	—
Purchased Electricity for Resale	6.4	2.0	0.4	—	—	—
Other Operation Expense	(3.3)	(0.4)	(0.4)	(0.6)	(0.4)	(0.5)
Maintenance Expense	(3.3)	(0.7)	(0.4)	(0.5)	(0.4)	(0.4)
Regulatory Assets (a)	(0.9)	3.4	(2.7)	—	0.6	(4.3)
Regulatory Liabilities (a)	30.2	28.7	7.5	(24.7)	4.4	15.1
Total Gain (Loss) on Risk Management Contracts	$86.4	$36.5	$15.9	$(30.1)	$4.2	$9.9

Amount of Gain (Loss) Recognized on
Risk Management Contracts
 Year Ended December 31, 2014

Location of Gain (Loss)	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Vertically Integrated Utilities Revenues	$35.4	$—	$—	$—	$—	$—
Generation & Marketing Revenues	52.5	—	—	—	—	—
Electric Generation, Transmission and Distribution Revenues	—	8.7	13.2	—	0.2	—
Sales to AEP Affiliates	—	—	(0.9)	—	0.9	—
Regulatory Assets (a)	(11.4)	(4.1)	(0.5)	—	(1.0)	(1.1)
Regulatory Liabilities (a)	193.2	49.6	37.4	86.0	0.3	16.9
Total Gain on Risk Management Contracts	$269.7	$54.2	$49.2	$86.0	$0.4	$15.8

Amount of Gain (Loss) Recognized on
Risk Management Contracts
 Year Ended December 31, 2013

Location of Gain (Loss)	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Vertically Integrated Utilities Revenues	$15.1	$—	$—	$—	$—	$—
Generation & Marketing Revenues	49.2	—	—	—	—	—
Electric Generation, Transmission and Distribution Revenues	—	2.0	10.6	4.9	0.4	0.6
Regulatory Assets (a)	(2.4)	—	—	(5.8)	2.9	0.4
Regulatory Liabilities (a)	(5.0)	(0.3)	(9.1)	2.9	1.0	1.5
Total Gain on Risk Management Contracts	$56.9	$1.7	$1.5	$2.0	$4.3	$2.5

(a)	Represents realized and unrealized gains and losses subject to regulatory accounting treatment recorded as either current or noncurrent on the balance sheets.

Certain qualifying derivative instruments have been designated as normal purchase or normal sale contracts, as provided in the accounting guidance for “Derivatives and Hedging.”  Derivative contracts that have been designated as normal purchases or normal sales under that accounting guidance are not subject to MTM accounting treatment and are recognized on the statements of income on an accrual basis.

The accounting for the changes in the fair value of a derivative instrument depends on whether it qualifies for and has been designated as part of a hedging relationship and further, on the type of hedging relationship.  Depending on the exposure, management designates a hedging instrument as a fair value hedge or a cash flow hedge.

For contracts that have not been designated as part of a hedging relationship, the accounting for changes in fair value depends on whether the derivative instrument is held for trading purposes.  Unrealized and realized gains and losses on derivative instruments held for trading purposes are included in revenues on a net basis on the statements of income.  Unrealized and realized gains and losses on derivative instruments not held for trading purposes are included in revenues or expenses on the statements of income depending on the relevant facts and circumstances.  Certain derivatives that economically hedge future commodity risk are recorded in the same expense line item on the statements of income as that of the associated risk. However, unrealized and some realized gains and losses in regulated jurisdictions for both trading and non-trading derivative instruments are recorded as regulatory assets (for losses) or regulatory liabilities (for gains) in accordance with the accounting guidance for “Regulated Operations.”

In connection with OPCo’s June 2012 - May 2015 ESP, the PUCO ordered OPCo to conduct energy and capacity auctions for its entire SSO load for delivery beginning in June 2015, see Note 4 - Rate Matters. These auctions resulted in a range of products, including 12-month, 24-month, and 36-month periods. The delivery period for each contract is scheduled to start on the first day of June of each year, immediately following the auction. Certain affiliated Vertically Integrated Utility and Generation & Marketing segment entities participated in the auction process and were awarded tranches of OPCo’s SSO load. The underlying contracts are derivatives subject to the accounting guidance for “Derivatives and Hedging” and are accounted for using MTM accounting, unless the contract has been designated as a normal purchase or normal sale.

Accounting for Fair Value Hedging Strategies (Applies to AEP)

For fair value hedges (i.e. hedging the exposure to changes in the fair value of an asset, liability or an identified portion thereof attributable to a particular risk), the gain or loss on the derivative instrument as well as the offsetting gain or loss on the hedged item associated with the hedged risk impacts Net Income during the period of change.

AEP records realized and unrealized gains or losses on interest rate swaps that qualify for fair value hedge accounting treatment and any offsetting changes in the fair value of the debt being hedged in Interest Expense on the statements of income.  The following table shows the results of hedging gains (losses) during 2015, 2014, and 2013:

	Years Ended December 31,
	2015	2014	2013
	(in millions)
Gain (Loss) on Fair Value Hedging Instruments	$3.2	$3.8	$(10.4)
Gain (Loss) on Fair Value Portion of Long-term Debt	(3.3)	(3.9)	10.4

For 2015, 2014 and 2013, hedge ineffectiveness was immaterial.

Accounting for Cash Flow Hedging Strategies

For cash flow hedges (i.e. hedging the exposure to variability in expected future cash flows that is attributable to a particular risk), the Registrants initially report the effective portion of the gain or loss on the derivative instrument as a component of Accumulated Other Comprehensive Income (Loss) on the balance sheets until the period the hedged item affects Net Income.  The Registrants recognize any hedge ineffectiveness in Net Income immediately during the period of change, except in regulated jurisdictions where hedge ineffectiveness is recorded as a regulatory asset (for losses) or a regulatory liability (for gains).
Realized gains and losses on derivative contracts for the purchase and sale of power designated as cash flow hedges are included in Total Revenues or Purchased Electricity for Resale on the statements of income or in Regulatory Assets or Regulatory Liabilities on the balance sheets, depending on the specific nature of the risk being hedged.  During 2015, 2014 and 2013, AEP applied cash flow hedging to outstanding power derivatives. During 2015, the Registrant Subsidiaries did not apply cash flow hedging to outstanding power derivatives. During 2014, APCo and I&M applied cash flow hedging to outstanding power derivatives. During 2013, APCo, I&M and OPCo applied cash flow hedging to outstanding power derivatives.

The Registrants reclassify gains and losses on heating oil and gasoline derivative contracts designated as cash flow hedges from Accumulated Other Comprehensive Income (Loss) on the balance sheets into Other Operation expense, Maintenance expense or Depreciation and Amortization expense, as it relates to capital projects, on the statements of income.  During 2013, the Registrants applied cash flow hedging to outstanding heating oil and gasoline derivatives. The impact of cash flow hedge accounting for these derivative contracts was immaterial and was discontinued effective March 31, 2014.

The Registrants reclassify gains and losses on interest rate derivative hedges related to debt financings from Accumulated Other Comprehensive Income (Loss) on the balance sheets into Interest Expense on the statements of income in those periods in which hedged interest payments occur.  During 2015, 2014 and 2013, AEP applied cash flow hedging to outstanding interest rate derivatives. During 2015 and 2014, the Registrant Subsidiaries did not apply cash flow hedging to outstanding interest rate derivatives.  During 2013, I&M applied cash flow hedging to outstanding interest rate derivatives.

The accumulated gains or losses related to foreign currency hedges are reclassified from Accumulated Other Comprehensive Income (Loss) on the balance sheets into Depreciation and Amortization expense on the statements of income over the depreciable lives of the fixed assets designated as the hedged items in qualifying foreign currency hedging relationships.  During 2015, 2014 and 2013, the Registrants did not apply cash flow hedging to any outstanding foreign currency derivatives.

During 2015, 2014 and 2013, hedge ineffectiveness was immaterial or nonexistent for all of the hedge strategies disclosed above.

For details on effective cash flow hedges included in Accumulated Other Comprehensive Income (Loss) on the balance sheets and the reasons for changes in cash flow hedges, see Note 3.

Cash flow hedges included in Accumulated Other Comprehensive Income (Loss) on the balance sheets as of December 31, 2015 and 2014 were:

Impact of Cash Flow Hedges on the Registrants’ Balance Sheets
December 31, 2015

	Hedging Assets (a)		Hedging Liabilities (a)		AOCI Gain (Loss) Net of Tax
Company	Commodity	Interest Rate and Foreign Currency	Commodity	Interest Rate and Foreign Currency	Commodity	Interest Rate and Foreign Currency
	(in millions)
AEP	$17.6	$—	$26.1	$0.4	$(5.2)	$(17.2)
APCo	—	—	—	—	—	3.6
I&M	—	—	—	—	—	(13.3)
OPCo	—	—	—	—	—	4.3
PSO	—	—	—	—	—	4.2
SWEPCo	—	—	—	—	—	(9.1)

	Expected to be Reclassified to Net Income During the Next Twelve Months
Company	Commodity	Interest Rate and Foreign Currency	Maximum Term for Exposure to Variability of Future Cash Flows
	(in millions)		(in months)
AEP	$(0.4)	$(1.5)	144
APCo	—	0.7	0
I&M	—	(1.3)	0
OPCo	—	1.2	0
PSO	—	0.8	0
SWEPCo	—	(1.7)	0

Impact of Cash Flow Hedges on the Registrants’ Balance Sheets
December 31, 2014

	Hedging Assets (a)		Hedging Liabilities (a)		AOCI Gain (Loss) Net of Tax
Company	Commodity	Interest Rate and Foreign Currency	Commodity	Interest Rate and Foreign Currency	Commodity	Interest Rate and Foreign Currency
	(in millions)
AEP	$16.8	$—	$14.3	$1.0	$1.6	$(19.1)
APCo	—	—	—	—	—	3.9
I&M	—	—	—	—	—	(14.4)
OPCo	—	—	—	—	—	5.6
PSO	—	—	—	—	—	5.0
SWEPCo	—	—	—	—	—	(11.1)

	Expected to be Reclassified to Net Income During the Next Twelve Months
Company	Commodity	Interest Rate and Foreign Currency
	(in millions)
AEP	$4.3	$(2.0)
APCo	—	0.3
I&M	—	(1.1)
OPCo	—	1.4
PSO	—	0.8
SWEPCo	—	(2.0)

(a)	Hedging Assets and Hedging Liabilities are included in Risk Management Assets and Liabilities on the balance sheets.

The actual amounts reclassified from Accumulated Other Comprehensive Income (Loss) to Net Income can differ from the estimate above due to market price changes.
Credit Risk

Management limits credit risk in marketing and trading activities by assessing the creditworthiness of potential counterparties before entering into transactions with them and continuing to evaluate their creditworthiness on an ongoing basis.  Management uses Moody’s, Standard and Poor’s and current market-based qualitative and quantitative data as well as financial statements to assess the financial health of counterparties on an ongoing basis.

When management uses standardized master agreements, these agreements may include collateral requirements.  These master agreements facilitate the netting of cash flows associated with a single counterparty.  Cash, letters of credit and parental/affiliate guarantees may be obtained as security from counterparties in order to mitigate credit risk.  The collateral agreements require a counterparty to post cash or letters of credit in the event an exposure exceeds the established threshold.  The threshold represents an unsecured credit limit which may be supported by a parental/affiliate guaranty, as determined in accordance with AEP’s credit policy.  In addition, collateral agreements allow for termination and liquidation of all positions in the event of a failure or inability to post collateral.

Collateral Triggering Events

Under the tariffs of the RTOs and Independent System Operators (ISOs) and a limited number of derivative and non-derivative contracts primarily related to competitive retail auction loads, the Registrants are obligated to post an additional amount of collateral if certain credit ratings decline below a specified rating threshold.  The amount of collateral required fluctuates based on market prices and total exposure.  On an ongoing basis, AEP’s risk management organization assesses the appropriateness of these collateral triggering items in contracts.  The Registrants have not experienced a downgrade below a specified rating threshold that would require the posting of additional collateral.  The following tables represent the Registrants’ exposure if credit ratings were to decline below a specified rating threshold as of December 31, 2015 and 2014:

	December 31, 2015
Company	Fair Value of Contracts with Credit Downgrade Triggers	Amount of Collateral the Registrants Would Have Been Required to Post for Derivative Contracts as well as Non- Derivative Contracts Subject to the Same Master Netting Arrangement	Amount of Collateral the Registrants Would Have Been Required to Post Attributable to RTOs and ISOs	Amount of Collateral Attributable to Other Contracts
	(in millions)
AEP	$—	$—	$17.5	$297.8	(a)
APCo	—	—	4.9	0.1
I&M	—	—	3.3	0.1
OPCo	—	—	—	—
PSO	—	—	—	3.2
SWEPCo	—	—	—	0.1

	December 31, 2014
Company	Fair Value of Contracts with Credit Downgrade Triggers	Amount of Collateral the Registrants Would Have Been Required to Post for Derivative Contracts as well as Non- Derivative Contracts Subject to the Same Master Netting Arrangement	Amount of Collateral the Registrants Would Have Been Required to Post Attributable to RTOs and ISOs	Amount of Collateral Attributable to Other Contracts
	(in millions)
AEP	$—	$—	$36.0	$280.6	(a)
APCo	—	—	6.3	0.1
I&M	—	—	4.3	—
OPCo	—	—	—	—
PSO	—	—	0.7	4.1
SWEPCo	—	—	0.9	0.2

(a)
Represents the amount of collateral AEP subsidiaries would have been required to post for other significant non-derivative contracts including AGR jointly owned plant contracts and various other commodity related contacts.

In addition, a majority of the Registrants’ non-exchange traded commodity contracts contain cross-default provisions that, if triggered, would permit the counterparty to declare a default and require settlement of the outstanding payable.  These cross-default provisions could be triggered if there was a non-performance event by Parent or the obligor under outstanding debt or a third party obligation in excess of $50 million.  On an ongoing basis, AEP’s risk management organization assesses the appropriateness of these cross-default provisions in the contracts.  The following tables represent: (a) the fair value of these derivative liabilities subject to cross-default provisions prior to consideration of contractual netting arrangements, (b) the amount this exposure has been reduced by cash collateral posted by the Registrants and (c) if a cross-default provision would have been triggered, the settlement amount that would be required after considering the Registrants’ contractual netting arrangements as of December 31, 2015 and 2014:

	December 31, 2015
Company	Liabilities for Contracts with Cross Default Provisions Prior to Contractual Netting Arrangements	Amount of Cash Collateral Posted	Additional Settlement Liability if Cross Default Provision is Triggered
	(in millions)
AEP	$300.1	$0.8	$240.6
APCo	3.7	—	3.7
I&M	2.5	—	2.5
OPCo	—	—	—
PSO	—	—	—
SWEPCo	—	—	—

	December 31, 2014
Company	Liabilities for Contracts with Cross Default Provisions Prior to Contractual Netting Arrangements	Amount of Cash Collateral Posted	Additional Settlement Liability if Cross Default Provision is Triggered
	(in millions)
AEP	$235.2	$8.5	$178.2
APCo	9.0	—	9.0
I&M	6.1	—	6.1
OPCo	—	—	—
PSO	—	—	—
SWEPCo	—	—	—